[1784 FUNDS LOGO]
                                  SEMI-ANNUAL
                                     REPORT
                                TO SHAREHOLDERS
                               NOVEMBER 30, 1996

TABLE OF CONTENTS

Letter to Shareholders                              1
Performance Highlights                              2
Terms You Need To Know                              4
Fund Objectives                                     5
Investment Adviser's Report                         6
Financial Statements                               10

    THE 1784 FUNDS:
    [BULLET] are not insured by the FDIC or any other governmental agency; [BULLET] are not guaranteed by The First National Bank of Boston or any of its affiliates;
    [BULLET] are not deposits or obligations of The First National Bank of
             Boston or any of its affiliates;
    [BULLET] involve investment risks, including possible loss of the principal amount invested.

BankBoston companies serve as investment adviser, custodian and shareholder servicing agent accountant for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of BankBoston or any of its affiliates.

                               [1784 FUNDS LOGO]

                         SOUND CHOICES. STRAIGHT TALK.
                        INVESTMENT MANAGEMENT STRENGTH.

1784 FUNDS                                                     NOVEMBER 30, 1996

[PHOTO OF ALLEN CROESSMANN, MANAGING DIRECTOR AND ROBERT NESHER, PRESIDENT]

WE ARE PLEASED TO PROVIDE YOU WITH THIS SEMI-ANNUAL REPORT ON THE 1784 FUNDS - AND TO EXTEND A WARM WELCOME TO FORMER BAYFUNDS SHAREHOLDERS. THESE FUNDS WERE MERGED INTO THE 1784 FUNDS IN NOVEMBER AS PART OF THE COMBINATION OF BANK OF BOSTON AND BAYBANK. TODAY, THE 1784 FUNDS STAND AT $5.4 BILLION IN ASSETS, REPRESENTING 40,000 ACCOUNTS.

ON DECEMBER 9 WE'LL ADD AN ADDITIONAL 1784 FUND, THE 1784 PRIME MONEY MARKET FUND, BRINGING THE TOTAL FAMILY TO 15 FUNDS. YOU CAN LEARN MORE ABOUT THESE FUNDS BY CALLING 1-800-252-1784, OR BY DISCUSSING THEM WITH YOUR INVESTMENT COUNSELOR.

IN FACT, THIS MAY BE AN EXCELLENT TIME TO REVIEW YOUR PORTFOLIO AND INVESTMENT APPROACH WITH AN INVESTMENT COUNSELOR. AS YOU WILL READ IN THE INVESTMENT ADVISER'S REPORT, WE MAY WELL SEE GREATER VOLATILITY IN THE FINANCIAL MARKETS IN COMING MONTHS. AT THESE TIMES, IT IS MORE IMPORTANT THAN EVER TO BE CURRENT WITH YOUR OBJECTIVES AND COMFORTABLE WITH YOUR STRATEGY. REMEMBER, A STEADY, LONG-TERM INVESTMENT APPROACH HAS PROVEN ITSELF TO BE THE MOST EFFECTIVE STRATEGY.

IF YOU DO NOT HAVE AN INVESTMENT COUNSELOR AND WOULD LIKE AN APPOINTMENT WITH ONE, OR IF YOU HAVE ANY QUESTIONS ABOUT YOUR ACCOUNT, WE INVITE YOU TO CALL 1-800-252-1784-- NOW WITH EXPANDED HOURS: 8 A.M. TO 8 P.M., MONDAY THROUGH FRIDAY, AND 9 A.M. TO 4 P.M., SATURDAY AND SUNDAY.

THANK YOU FOR CHOOSING THE 1784 FUNDS TO MEET YOUR FINANCIAL GOALS.

SINCERELY,
/S/ SIGNATURE
Robert Nesher
President
1784 Funds

/S/SIGNATURE
Allen Croessmann
Managing Director, Investment Services
The First National Bank of Boston

PERFORMANCE HIGHLIGHTS OF THE FUNDS
                          TOTAL NET ASSETS  TOTAL RETURN*       NAV SHARE PRICE           YIELD         INCOME
                          ----------------------------------------------------------------------------------------
                              11-30-96                     11-30-96    HIGH    LOW   30-DAY   7-DAY  DISTRIBUTIONS
                            (IN MILLIONS)                                                              PER SHARE
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
1784 U.S. Treasury Money Market $429.3           2.40%      $1.00     $1.00   $1.00    N/A     4.73%     $ 02
1784 Tax-Free Money Market       669.8           1.59        1.00      1.00    1.00    N/A     3.29       .02

---------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
---------------------------------------------------------------------------------------------------------------------------
1784 Short-Term Income          $142.6           4.81%     $10.11    $10.11   $9.89   5.72%    N/A       $.29

1784 U.S. Government
Medium-Term Income               198.1           6.26        9.59      9.59    9.24   5.92     N/A        .29

1784 Income                      332.0           7.83       10.26     10.30    9.81   6.14     N/A        .32
1784 Tax-Exempt
Medium-Term Income               229.0           5.95       10.26     10.26    9.89   4.71     N/A        .25

1784 Connecticut
Tax-Exempt Income                92.6            5.57       10.47     10.47   10.08   4.70     N/A        .25

1784 Massachusetts
Tax-Exempt Income               126.9            5.57       10.08     10.08    9.67   4.76     N/A        .24

1784 Rhode Island
Tax-Exempt Income                46.4            5.57       10.36     10.36    9.96   4.77     N/A        .25

---------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS
---------------------------------------------------------------------------------------------------------------------------
1784 Asset Allocation          $ 21.8            9.92%     $12.99    $13.11  $11.80    N/A     N/A       $.16
1784 Growth and Income          381.1           11.02       16.51     16.51   13.94    N/A     N/A        .05
1784 Growth                     244.5            4.87       11.79     11.83    9.82    N/A     N/A        .03
1784 International Equity       431.3            3.59       12.42     12.49   11.55    N/A     N/A         --

* RETURNS ARE FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1996 AND HAVE NOT BEEN ANNUALIZED.

PERFORMANCE DATA REPRESENT PAST RESULTS AND ARE NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELD FLUCTUATES. YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF FUND EXPENSES. MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE IS NO ASSURANCE THAT THIS WILL BE SO ON A CONTINUING BASIS. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                                                      1784 FUNDS
TOTAL RETURNS FOR THE PERIOD JUNE 1, 1996 -- NOVEMBER 30, 1996*
[BAR GRAPH]

1784 FUNDS
U.S. TREASURY MONEY MARKET           2.40
TAX-FREE MONEY MARKET                1.59
SHORT-TERM INCOME                    4.81
U.S. GOVERNMENT MEDIUM TERM INCOME   6.26
INCOME                               7.83
TAX EXEMPT MEDIUM TERM INCOME        5.95
CONNECTICUT TAX EXEMPT INCOME        5.57
MASSACHUSETTS TAX EXEMPT INCOME      5.57
RHODE ISLAND TAX EXEMPT INCOME       5.57
ASSET ALLOCATION                     9.92
GROWTH AND INCOME                   11.02
GROWTH                               4.87
INTERNATIONAL EQUITY                 3.59

PERCENT (%)

* RETURNS ARE FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1996 AND HAVE NOT BEEN ANNUALIZED.

TERMS YOU NEED TO KNOW

ADVISER is an organization employed by a mutual fund to give professional advice on the fund's investments and asset management practices (also called the investment adviser).

ASSETS are the investment holdings and cash owned by a mutual fund.

AVERAGE-WEIGHTED-MATURITY is an average of the maturity dates of the various securities in a mutual fund based on the dollar value of those securities. It is calculated by multiplying the market value of each portfolio security by the time remaining to its maturity, adding these calculations, and then dividing the total by the market value of the portfolio.

CAPITAL APPRECIATION is the increase in the market value of a mutual fund's securities, as reflected in the net asset value of the fund's shares. Capital appreciation (or growth) is a specific long-term objective of many mutual funds.

DIVERSIFICATION is the practice of investing broadly across a number of securities to reduce risk; a hallmark of mutual fund investing.

DURATION is a weighted average term-to-maturity of a mutual fund security's cash flow.

EXPENSE RATIO is a fund's cost of doing business -- disclosed in the prospectus -- as a percent of its assets.

INCOME is the dividends, interest, and/or short-term capital gains paid to a mutual fund's shareholders. Income is earned on a fund's investment portfolio after deducting operating expenses.

INVESTMENT OBJECTIVE is the goal -- long-term capital growth or current income, for example -- that an investor and mutual fund pursue together.

LIQUIDITY is the ability to redeem (sell back) all or part of your mutual fund shares on any business day and receive the current value (which may be more or less than the original cost).

MANAGEMENT FEE is the amount paid by a mutual fund to the investment adviser for its services.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing the total by the number of shares outstanding.

PRINCIPAL is the basic amount of money you invest, not to be confused with reinvested dividends or capital gains.

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. This is calculated using a formula set by the Securities and Exchange Commission.

YIELD is the percentage rate at which a fund's portfolio earns income, calculated using a formula set by the Securities and Exchange Commission.

                                                                      1784 FUNDS
FUND OBJECTIVES

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
[BULLET] 1784 U.S. TREASURY MONEY MARKET FUND
    To preserve principal value and maintain a high degree of liquidity while providing current income.
[BULLET] 1784 TAX-FREE MONEY MARKET FUND
    To preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

BOND FUNDS
--------------------------------------------------------------------------------
[BULLET] 1784 SHORT-TERM INCOME FUND
    To maximize current income. Preservation of capital is a secondary objective.
[BULLET] 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
    To provide current income consistent with the preservation of capital. [BULLET] 1784 INCOME FUND
    To maximize current income. Preservation of capital is a secondary objective.
[BULLET] 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
    To provide current income, exempt from federal income taxes, consistent with the preservation of capital.
[BULLET] 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
    To provide current income, exempt from both federal and Connecticut personal income taxes. Preservation of capital is a secondary objective.
[BULLET] 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
    To provide current income, exempt from both federal and Massachusetts personal income taxes, consistent with the preservation of capital.
[BULLET] 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
    To provide current income, exempt from federal income tax, Rhode Island personal income tax and Rhode Island business corporation tax. Preservation of capital is a secondary objective.

STOCK FUNDS
--------------------------------------------------------------------------------
[BULLET] 1784 ASSET ALLOCATION FUND
    To achieve a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.
[BULLET] 1784 GROWTH AND INCOME FUND
    To provide long-term growth of capital with a secondary objective of income.
[BULLET] 1784 GROWTH FUND
    To provide long-term growth of capital. Dividend income, if any, is incidental to this objective.
[BULLET] 1784 INTERNATIONAL EQUITY FUND
    To provide long-term growth of capital. Dividend income, if any, is incidental to this objective.

(CONTINUED)

NOVEMBER 30, 1996

INVESTMENT ADVISER'S REPORT

[PHOTO DEPICTING EDWARD G. RILEY, JR., CHIEF INVESTMENT OFFICER]

A relatively stable--some would say lackluster--economy provided the backdrop for strong equity and bond market performance over the past six months. Slow to moderate economic growth and continued low inflation combined to hold interest rates down, which resulted in an increase of 15.6% in the Dow Jones Industrial Average since June 1.
     Signs of accelerating economic growth sparked fears of inflation and pushed market interest rates temporarily upward last spring. In effect, the bond market demonstrated that, to some extent, it has become a self-correcting force in the economy. Since then, the Federal Reserve has held short-term interest rates at the same level and long-term interest rates have declined to about where they were at the beginning of 1996.
     Several factors explain the economy's current 2.5% modest annual growth rate. Perhaps the most obvious is the age of this economic expansion, which has lasted for nearly six years. During the early part of the typical economic recovery, pent-up demand for consumer goods, especially durable goods like appliances and autos, fuels the growth in sales and profits that result in expansion. Later, as demand is fulfilled, the pace of growth slows--as it has in this situation.
     But other forces are at work, too. For one thing, higher interest rates last spring curbed the mortgage refinancing trend that had cut monthly payments and put additional spendable cash in consumer pockets. As a result, demand declined further. Consumer debt (and bankruptcies) are rising. And the maturing generation of baby boomers is increasingly focused on investing for college costs and retirement, which means consumption is declining, further dampening demand.
     While these factors have tempered economic growth, they have also helped to keep inflation at exceptionally low levels. This combination of positive, sustainable growth coupled with modest inflation--resulting in low interest rates--has provided very potent fuel for the stock market.

STOCK MARKET REVIEW
--------------------------------------------------------------------------------
In the past six months, the stock market has soared 15.6%, with the Dow Jones Industrial Average breaking 6500 by the end of November. Along with the economic factors propelling this advance--the sustainable economic growth and low inflation cited above--the stock market has benefited even more from unprecedented liquidity. Simply put, an enormous amount of cash has flowed into the market in the past few years, most of it from equity mutual funds. Estimates are that mutual fund inflows will total more than $220 billion during 1996, nearly double the pace of 1995's $128 billion,

                                                                      1784 FUNDS

the previous record. Where is this money coming from? Much of it represents the retirement savings of relatively inexperienced investors with 401(k) plans.
     Leading the market upward have been large-capitalization companies, particularly those in the health care and financial sectors. We've also seen a significant improvement in foreign markets, and particularly Europe, which have generally lagged the U.S. in recent years.
     Of course, the key question for most investors is where is the market headed? Can these positive trends be sustained? We believe they can and continue to position the 1784 Stock Funds for a rising market. But we are well aware that a range of indicators urge a "go-slower" approach. For example, the price/earnings ratio of the Standard & Poor's 500, one common measure of the relative value of stocks, has been at this level only 5% of the time since 1925. Moreover, we've already gone six years without a major setback, the last being in 1990, when the market slid 20%.
     That said, if inflation and interest rates remain at their current low level, then the market can sustain the high valuation levels, and we expect few signs of serious trouble in either area for the short-term.

               [LINE GRAPH DEPICTING DOW JONES INDUSTRIAL AVERAGE
                    FROM MAY 31, 1996 TO NOVEMBER 30, 1996]
5/96     5643.18
6/96     5654.63
7/96     5528.91
8/96     5616.21
9/96     5882.17
10/96    6029.38
11/96    6521.70

More importantly, we remain long-term investors rather than market-timers or trend spotters. And we continue to believe that equities and equity mutual funds should be the cornerstone of any growth-oriented investor's portfolio.

(CONTINUED)

BOND MARKET REVIEW
--------------------------------------------------------------------------------
Bond prices have also benefited from the benign inflation picture, rising during the past six months as interest rates have declined. While many forecasters were predicting that the Fed would increase interest rates, we positioned the 1784 Bond Funds for a stable to declining rate environment, and our returns have benefited accordingly. Two of our Bond Funds ranked in the top 25% of comparable mutual funds during the period. The 1784 Tax-Exempt Medium-Term Income Fund was ranked by Morningstar in the top 22% of 500 Municipal Bond Funds with a 5.55% total return for the one year period ending November 30, 1996. The Fund's annualized total return since inception was 7.01%. The 1784 Rhode Island Tax-Exempt Income Fund was ranked by Morningstar in the top 15% of 944 Municipal Bond Funds with a 5.5% total return for the one year period ending November 30, 1996. The Fund's annualized total return since inception was 6.28%.
     While the U.S. economic environment has been the driving force behind recent gains in bonds, we also note an increasing inflow of funds from international investors, which has supported prices by increasing demand for bonds. Despite declining interest rates, yields on U.S. bonds are quite attractive compared with other fixed income opportunities worldwide. For example, during November, the 30-year Treasury Bond was priced to yield 6.35%, while comparable securities in Germany and Japan paid 5.8% and 2.4% respectively.
     We see the 30-year U.S. Treasury Bond, which declined from 6.98% to 6.35% since June 1, yielding in the 5% to 7% range for the next several years.

                  [LINE GRAPH DEPICTING 30-YEAR TREASURY BOND
                    FROM MAY 31, 1996 TO NOVEMBER 30, 1996]
5/96      6.989
6/96      6.871
7/96      6.970
8/96      7.118
9/96      6.923
10/96     6.642
11/96     6.350

                                                                      1784 FUNDS
MONEY MARKET REVIEW
--------------------------------------------------------------------------------
Restraint on the part of the Federal Reserve resulted in a very stable short-term interest rate market for the past six months, with the Federal Funds Rate remaining at 5.25% for the period. This stability, coupled with growing concern about the soaring stock market, has resulted in a substantial flow of new money into short-term investments and small CDs. Given the continued slow pace of economic growth, we expect the Fed to reduce interest rates in the year ahead.
     In conclusion, we foresee a relatively favorable environment for stocks and bonds in the coming months and continued modest returns for money market investors.

/S/ SIGNATURE
Edward G. Riley, Jr.
Chief Investment Officer
The First National Bank of Boston

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 41.0%
   TIGR STRIPS (B)
       0.000%, 05/15/97           $  1,000    $    975
   U.S. Treasury Bills (B)
       0.000%, 12/05/96             35,010      34,990
       0.000%, 12/19/96             10,000       9,975
       0.000%, 01/02/97             10,000       9,956
       0.000%, 01/23/97              1,000         992
       0.000%, 01/30/97              1,000         992
       0.000%, 02/06/97              1,000         991
       0.000%, 02/13/97              5,000       4,948
       0.000%, 02/27/97             25,000      24,693
       0.000%, 03/06/97              2,800       2,761
       0.000%, 04/03/97              5,000       4,911
       0.000%, 05/01/97              1,000         978
       0.000%, 05/08/97              4,000       3,911
       0.000%, 06/26/97              2,000       1,936
       0.000%, 08/21/97                890         854
       0.000%, 09/18/97              2,000       1,916
       0.000%, 11/13/97              2,500       2,376
   U.S. Treasury Notes
       8.000%, 01/15/97              1,167       1,170
       7.500%, 01/31/97             10,503      10,537
       4.750%, 02/15/97              8,169       8,155
       6.875%, 02/28/97             10,503      10,539
       6.625%, 03/31/97              8,169       8,202
       6.500%, 04/30/97              8,169       8,208
       6.500%, 05/15/97              5,835       5,866
       5.875%, 07/31/97             15,171      15,217
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $176,049)                             176,049
                                            ----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 20.5%
   Federal Farm Credit Agency
      Discount Note
       5.300%, 12/13/96              9,000       8,984
   Federal Farm Credit Bank (A)
       5.320%, 12/03/96              2,000       2,000
   Federal Home Loan Bank
       4.860%, 02/07/97                250         250
   Federal Home Loan Bank
      Discount Note
       5.170%, 01/16/97              5,000       4,967
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation Discount Notes
       5.421%, 12/02/96            $10,000  $    9,999
       5.180%, 12/05/96             10,000       9,994
       5.313%, 12/20/96             25,000      24,931
   Federal National Mortgage
      Association (A)
       5.360%, 12/03/96              1,000       1,000
       5.530%, 12/14/96                850         848
   Federal National Mortgage
      Association Discount Notes
       5.200%, 12/05/96             10,000       9,994
       5.284%, 12/06/96             10,000       9,993
   Student Loan Marketing
      Association (A)
       5.510%, 12/03/96                250         250
       5.340%, 12/03/96              1,000       1,000
       5.330%, 12/03/96              1,000       1,000
       5.350%, 12/03/96              3,000       2,996
                                            ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $88,206)                               88,206
                                            ----------

REPURCHASE AGREEMENTS -- 38.2%
   Dean Witter
      5.35%, dated 11/27/96, matures
      12/02/96, repurchase price $28,020,806
      (collateralized by various U.S. Treasury
      Bills ranging in par value
      $6,110,000-$14,729,000, 0.00%,
      01/09/97-01/23/97; U.S. Treasury Notes
      ranging in par value $1,208,000-
      $7,059,000, 6.00%-7.875%,
      05/15/97-11/15/04; U.S. Treasury
      Bond par value $100,298,000,
      8.125%, 05/15/21: total market
      value $28,565,272)            28,000      28,000
   First Boston
      5.35%, dated 11/27/96, matures
      12/02/96, repurchase price
      $28,020,806 (collateralized by
      various U.S. Treasury Notes
      ranging in par value $28,770,000-
      $50,000,000, 7.050%-11.125%,
      11/15/01-11/15/09; total market
      value $28,560,000)            28,000      28,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
   Goldman Sachs
      5.30%, dated 11/27/96, matures
      12/02/96, repurchase price
      $28,020,611 (collateralized by
      U.S. Treasury Note par value
      $136,459,000, 8.75%, 08/15/00:
      total market value
      $28,565,301)                 $28,000     $28,000
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $12,013,473 (collateralized by
      various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01:
      total market value
      $12,253,293)                  12,008      12,008
   J.P. Morgan
      5.36%, dated 11/27/96, matures
      12/02/96, repurchase price
      $28,020,844 (collateralized by
      various U.S. Treasury Bills
      ranging in par value
      $33,000-$13,950,000,
      12/05/96-11/13/97;
      total market value
      $28,560,488)                  28,000      28,000
   Lehman Brothers
      5.30%, dated 11/27/96, matures
      12/02/96, repurchase price
      $28,020,611 (collateralized by
      various U.S. Treasury Notes
      ranging in par value $35,000-
      $83,468,000, 5.50%-8.875%,
      02/29/00-03/30/00: total market
      value $28,559,035)            28,000      28,000
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Prudential Securities
      5.66%, dated 11/29/96, matures
      12/02/96, repurchase price
      $12,005,660 (collateralized by
      U.S. Treasury Bill par value
      $5,895,000, 08/15/15; various
      U.S. Treasury Notes ranging in
      par value $1,792,000-$23,105,000,
      5.125%-8.50%, 05/15/97-06/30/01;
      various U.S. Treasury Bonds ranging
      in par value $3,000,000-$5,604,000,
      8.00%-13.75%, 08/15/04-11/15/21;
      various U.S. Treasury Interest &
      Principal STRIPS ranging in par value
      $5,895,000-$22,425,000, 04/17/97-
      05/15/98: total market
      value $14,361,636)           $12,000   $  12,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $164,008)                             164,008
                                            ----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $428,263)                             428,263
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                   1,079
                                            ----------
NET ASSETS:
Capital Shares (unlimited authorization
   -- no par value) based on 429,335,433
   outstanding shares of beneficial interest   429,336
Accumulated net realized loss
   on investments                                   (4)
Undistributed net investment income                 10
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $429,342
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ----------
                                            ----------

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996.
(B) ZERO COUPON SECURITY
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES
TIGR--TREASURY INVESTMENT GROWTH RECEIPT

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
[PIE CHART]
TAX-EXEMPT COMMERCIAL PAPER             1%
OTHER REVENUE BONDS                     7%
HOUSING BONDS                           6%
ALT. MIN. TAX BONDS                     1%
INDUS. DEV. & POLLUTION CONTROL BONDS  21%
EDUCATION BONDS                        13%
CASH EQUIVALENTS                       16%
GENERAL OBLIGATIONS                     9%
TRANSPORTATION BONDS                    7%
UTILITY BONDS                           8%
HEALTH CARE BONDS                      11%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 85.0%
  ALABAMA -- 1.7%
   Mobile, Alabama, Industrial
      Development Revenue Bond,
      International Paper
      (A) (B) (C) (E)
       3.800%, 04/15/97            $10,000    $ 10,000
   Phenix City, Alabama, Industrial
      Development Revenue Bond,
      Mead Coated Board Project,
      Series B (A) (B) (C) (D)
       4.180%, 12/02/96              1,600       1,600
                                            ----------
                                                11,600
                                            ----------
  ALASKA -- 0.4%
   Anchorage, Alaska, TAN
       4.250%, 12/13/96              3,000       3,000
                                            ----------
  ARKANSAS -- 0.8%
   Crossett, Arkansas Pollution
      Control Revenue Bond
      (A) (B) (C) (D)
       3.400%, 12/05/96              5,400       5,400
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  CALIFORNIA -- 1.4%
   California State School Cash
      Reserve Program Authority,
      Series B (E)
       4.500%, 12/19/97           $  5,000   $   5,043
   Los Angeles, California,
      American Airlines, Series C
      (A) (B) (C) (D)
       3.950%, 12/02/96              4,200       4,200
                                            ----------
                                                 9,243
                                            ----------
  DISTRICT OF COLUMBIA -- 0.9%
   District of Columbia, Series B2,
      GO (A) (B) (C) (D)
       4.100%, 12/02/96              5,900       5,900
                                            ----------
  FLORIDA -- 2.6%
   Dade County, Florida, Housing
      Financial Authority Revenue
      Bond (A) (B) (C) (E)
       3.450%, 12/04/96              3,900       3,900
   Florida Housing Financial Agency,
      Multi-Family Revenue Bond,
      Series A (A) (B) (C) (D)
       3.600%, 12/04/96              3,310       3,310
   Hillsborough County, Florida,
      Utility Bond, Tampa Electric
      Project (A) (B) (C) (E)
       4.150%, 12/02/96             10,000      10,000
                                            ----------
                                                17,210
                                            ----------
  GEORGIA -- 1.2%
   Georgia State, Series B, GO
       6.250%, 04/01/97              5,530       5,581
   Georgia Tech Foundation Facility
      Revenue Bond, Wardlaw Project,
      Series B (A) (B) (C)
       3.500%, 12/04/96              2,700       2,700
                                            ----------
                                                 8,281
                                            ----------
  ILLINOIS -- 6.7%
   Chicago, Illinois, GO
      (B) (C) (D) (E)
       3.600%, 08/01/97              2,500       2,500
       3.600%, 08/01/97             10,000      10,000
   Chicago, Illinois, GO (B) (C) (D)
       3.100%, 01/31/98              4,300       4,300

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
12

                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
   Illinois Educational Facility
      Authority Revenue Bond,
      National College Educational
      Project (A) (B) (C)
       3.450%, 12/05/96           $  7,600   $   7,600
   Illinois Educational Facility
      Authority Revenue Bond,
      Shedd Aquarium Society
      Project, Series B (B) (C) (D)
       3.600%, 05/06/97              6,000       6,000
   Illinois Health Facility Authority
      Revenue Bond, Lutheran
      Institution, Series C (A) (B) (C)
       3.500%, 12/02/96              7,500       7,500
   Illinois Housing Development
      Authority Revenue Bond,
      Series D1 (B) (C) (D)
       3.800%, 09/02/97              6,745       6,745
                                            ----------
                                                44,645
                                            ----------
  INDIANA -- 2.9%
   Indiana State Office Building
      Community Revenue Bond
       8.750%, 07/01/97              2,000       2,095
   Indiana State Toll Finance
      Authority Revenue Bond (E)
       6.875%, 01/01/97             10,100      10,329
   Mount Vernon, Indiana, Pollution
      Control Revenue Bond,
      Southern Indiana Gas &
      Electric Project (A) (B) (C) (D)
       3.539%, 05/01/97              7,000       7,007
                                            ----------
                                                19,431
                                            ----------
  IOWA -- 0.2%
   Iowa Finance Authority Revenue
      Bond, Series A (B) (C) (E)
       3.100%, 02/27/97              1,120       1,120
                                            ----------
  KANSAS -- 0.7%
   Kansas City, Kansas, Industrial
      Development Authority
      Revenue Bond, Resh Health
      Services System Project
      (A) (B) (C) (E)
      4.000%, 12/03/96               4,800       4,800
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  KENTUCKY -- 1.1%
   Ashland, Kentucky, Pollution
      Control Revenue Bond,
      Ashland Oil Project
      (A) (B) (C) (D)
       3.300%, 12/05/96           $  3,500  $    3,500
   Boone County, Kentucky,
      Pollution Control Revenue
      Bond, Cincinnati Gas &
      Electric Project
      (A) (B) (C) (D)
       3.650%, 12/02/96              4,100       4,100
                                            ----------
                                                 7,600
                                            ----------
  LOUISIANA -- 5.3%
   Ascension Parish, Louisiana,
      Pollution Control Revenue
      Bond, Shell Oil (A) (B) (C) (D)
       3.400%, 12/04/96              9,500       9,500
   Louisiana State, GO (E)
       6.600%, 08/01/97              1,000       1,017
   Louisiana State Offshore
      Terminal Authority Revenue
      Bond, Deepwater Port
      Project (A) (B) (C) (D)
       4.000%, 12/02/96             15,300      15,300
   Plaquemines, Louisiana, Port
      Facilities Revenue Bond,
      International Marine Terminal
      Project, Series B
      (A) (B) (C) (D)
       3.290%, 03/15/97              7,500       7,500
   Plaquemines, Louisiana, Port
      Harbor & Terminal District
      Revenue Bond, Chevron
      Pipeline Project (A) (B) (C) (D)
       3.900%, 03/01/97              2,500       2,504
                                            ----------
                                                35,821
                                            ----------
  MAINE -- 0.7%
   Jay, Maine, Pollution Control
      Revenue Bond, Solid Waste
      Disposal Project, AMT
      (A) (B) (C) (E)
       4.500%, 12/02/96              5,000       5,000
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  MARYLAND -- 0.2%
   Maryland Water Quality
      Financing Administration
      Revenue Bond, Revolving
      Land Fund, Series A
       6.550%, 09/01/97             $1,000   $   1,024
                                            ----------
  MASSACHUSETTS -- 6.2%
   Lowell, Massachusetts, BAN
       4.000%, 02/28/97              2,565       2,566
   Massachusetts Bay Transportation
      Authority Notes
       3.750%, 02/28/97              6,000       6,000
   Massachusetts Bay Transit
      Authority Revenue Bond,
      General Transit System
      Project, Series A
       4.700%, 03/01/97              2,965       2,974
   Massachusetts State Capital
      Appreciation Program, GO
       0.000%, 06/01/97              5,000       4,901
   Massachusetts State Health &
      Educational Facility Authority
      Revenue Bond, Harvard
      University Issue, Series Q1
      (A) (B) (C) (D)
       3.400%, 12/05/96              8,000       8,000
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Series 50 (B) (C) (D)
       3.700%, 06/02/97              5,735       5,735
   Massachusetts, State Industrial
      Finance Agency Revenue
      Bond (A) (D)
       4.000%, 12/02/96              4,800       4,800
   Massachusetts State Industrial
      Finance Agency, Ocean Spray
      Cranberries Inc., TECP (D)
       3.850%, 10/15/97              3,700       3,700
   Worcester, Massachusetts, BAN
       3.970%, 08/28/97              2,625       2,625
                                            ----------
                                                41,301
                                            ----------
  MICHIGAN -- 5.1%
   Delta County, Michigan,
      Economic Development
      Revenue Bond (A) (B) (C) (D)
       4.000%, 12/02/96              4,700       4,700
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Detroit, Michigan, Downtown
      Development Authority
      Revenue Bond, Millender
      Center Project (A) (B) (C) (D)
       3.600%, 12/05/96            $12,000     $12,000
   Grand Rapids, Michigan,
      Economic Development
      Revenue Bond, Amway Hotel
      Project, Series A (A) (B) (C) (D)
       3.550%, 12/04/96              9,800       9,800
   Michigan Municipal Authority
      Revenue Bond, Series B
       4.500%, 07/25/97              7,500       7,526
                                            ----------
                                                34,026
                                            ----------
  MINNESOTA -- 1.9%
   Minnesota School Districts,
      TAN, Series B
       4.000%, 03/14/97              4,000       4,008
   University of Minnesota
      Revenue Bond, Series G
      (A) (B) (C) (D)
       3.813%, 02/01/97              8,500       8,500
                                            ----------
                                                12,508
                                            ----------
  MISSISSIPPI -- 1.6%
   Jackson County, Mississippi,
      Pollution Control Authority
      Revenue Bond, Chevron USA
      Project (A) (B) (C) (D)
       4.000%, 12/02/96             10,650      10,650
                                            ----------
  MISSOURI -- 1.1%
   Kansas City, Missouri,
      Industrial Development
      Authority Revenue
      Bond (A) (B) (C) (E)
       4.000%, 12/02/96              7,200       7,200
                                            ----------
  NEW HAMPSHIRE -- 3.5%
   New Hampshire Health & Higher
      Education Facilities Revenue
      Bond, Mary Hitchcock Project,
      Series 85D (A) (B) (C) (E)
       3.500%, 12/04/96             12,600      12,600

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
14

                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
NEW HAMPSHIRE (CONTINUED)
   New Hampshire Health & Higher
      Education Facilities Revenue
      Bond, Mary Hitchcock
      Project, Series 85H
      (A) (B) (C) (E)
       3.500%, 12/04/96           $  2,700    $  2,700
   New Hampshire Health & Higher
      Education Facilities Revenue
      Bond, St. Paul's School Project
      (A) (B) (C) (D)
       3.500%, 12/04/96              2,000       2,000
   New Hampshire Health & Higher
      Education Facilities Revenue
      Bond, Veterans Hospital
      Administration New England
      Project, Series C (A) (B) (C) (E)
       3.550%, 12/04/96              4,000       4,000
   New Hampshire Health & Higher
      Education Facilities Revenue
      Bond, Veterans Hospital
      Administration New England
      Project, Series F (A) (B) (C) (E)
       3.550%, 12/05/96              2,000       2,000
                                            ----------
                                                23,300
                                            ----------
  NEW JERSEY -- 0.4%
   Essex County, New Jersey, BAN,
      Series A
       4.500%, 09/17/97              2,775       2,786
                                            ----------
  NEW YORK -- 6.5%
   New York, New York Municipal
      Water Finance Authority &
      Sewer System Revenue Bond,
      Series G (A) (B) (C) (E)
       4.000%, 12/02/96             16,800      16,800
   New York State Local
      Government Assistance
      Corporation Revenue Bond
      (A) (B) (C) (D)
       3.300%, 12/03/96             15,000      15,000
   New York State Revenue Bond,
      Energy Research, LILCO
      Project, Series B (B) (C) (D)
       3.250%, 12/05/96             10,000      10,000
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Triborough Bridge & Tunnel
      Authority Revenue Bond,
      Series K
       8.250%, 01/01/97           $  2,000    $  2,047
                                            ----------
                                                43,847
                                            ----------
  NORTH CAROLINA -- 4.8%
   North Carolina Medical Center
      Revenue Bond, Pooled
      Financing Project, Series A-2
      (A) (B) (C) (E)
       3.600%, 12/03/96                170         170
   North Carolina State Educational
      Facility Revenue Bond, Bowman
      Grey School Medical Project
      (A) (B) (C) (D)
       3.400%, 12/05/96             11,600      11,600
   Wake County, North Carolina,
      Industrial Facilities & Pollution
      Control Revenue Bond,
      Carolina Power & Light Project,
      Series B (A) (B) (C) (D)
       3.650%, 12/04/96             10,400      10,400
   Wake County, North Carolina,
      Industrial Facilities & Pollution
      Control Revenue Bond,
      Carolina Power & Light
      Project, Series C (A) (B) (C) (D)
       3.650%, 12/04/96              9,800       9,800
                                            ----------
                                                31,970
                                            ----------
  OHIO -- 2.5%
   Clermont County, Ohio, Hospital
      Facilities Revenue Bond, Mercy
      Health Care System, Series B
      (A) (B) (C) (E)
       3.550%, 12/04/96              5,060       5,060
   Hamilton County, Ohio,
      BAN, Series A
       4.250%, 07/10/97              5,000       5,010
   Muskingum County, Ohio,
      Health Facilities Revenue
      Bond, Franciscan Health
      Project (B) (C)
       7.500%, 03/01/97              6,500       6,691
                                            ----------
                                                16,761
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   15

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)

1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  OREGON -- 0.3%
   Portland, Oregon Terminal
      Facilities Revenue Bond, Union
      Pacific Railroad Project
      (B) (C)
       3.900%, 12/01/97           $  2,300    $  2,300
                                            ----------
  PENNSYLVANIA -- 1.8%
   Pennsylvania State
      Intergovernmental
      Cooperation Authority,
      Special Tax Revenue Bond,
      Philadelphia Funding
      Project (E)
       5.000%, 06/15/97              1,000       1,007
   Philadelphia, Pennsylvania, GO (D)
       3.700%, 01/16/97              1,300       1,300
   Temple University of
      Pennsylvania, Commonwealth
      System of Higher Education
      Revenue Bond
       4.625%, 05/20/97             10,000      10,042
                                            ----------
                                                12,349
                                            ----------
  RHODE ISLAND -- 1.0%
   Rhode Island Housing Mortgage
      Finance Revenue Bond (B) (C)
       3.450%, 01/30/97              2,200       2,200
   Rhode Island Public Transit
      Authority Revenue Bond
       4.250%, 05/29/97              1,500       1,502
   Rhode Island State Solid Waste
      Management Corporation
      Revenue Bond
       4.500%, 08/01/97              3,000       3,007
                                            ----------
                                                 6,709
                                            ----------
  SOUTH CAROLINA -- 1.4%
   Berkeley County, South
      Carolina, Pollution Control
      Revenue Bond, Mobay
      Chemical Project (A) (B) (C) (D)
       3.600%, 12/02/96              4,300       4,300
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Georgetown County, South
      Carolina, Pollution Control
      Revenue Bond International
      Paper Project (A) (B) (C) (E)
       4.000%, 09/01/97           $  5,000    $  5,000
                                            ----------
                                                 9,300
                                            ----------
  TEXAS -- 5.7%
   Brazos, Texas, Industrial
      Development Revenue Bond,
      Badische Corporate Port
      Authority (A) (B) (C) (D)
       3.600%, 12/02/96              6,300       6,300
   Dallas, Texas, GO
       7.000%, 02/15/97              1,895       1,936
   Dallas, Texas Independent
      School District, GO (D) (F)
       0.000%, 08/15/97             12,400      12,067
   Grand Prairie, Texas, Housing
      Finance Corporate Authority,
      Multi-Family Housing Revenue
      Bond, Lincoln Property
      Project (A) (B) (C) (D)
       3.550%, 12/04/96              5,000       5,000
   Grand Prairie, Texas, Housing
      Finance Corporate Authority,
      Multi-Family Housing Revenue
      Bond, Winridge Grand Prairie
      Project (A) (B) (C) (D)
       3.550%, 12/04/96              7,200       7,200
   Grapevine, Texas, Industrial
      Development Revenue
      Bond (A) (B) (C) (D)
       3.450%, 12/05/96              3,800       3,800
   Harris County, Texas, Toll Road
      Revenue Bond
       8.700%, 08/15/97              1,000       1,063
   Klein County, Texas, Independent
      School District, GO (D)
       6.000%, 08/15/97              1,000       1,014
                                            ----------
                                                38,380
                                            ----------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   16
                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  UTAH -- 0.7%
   Utah State Board Regents
      Student Loan Revenue Bond,
      Series B (A) (B) (C) (E)
       3.500%, 12/04/96           $  4,400  $    4,400
                                            ----------
  VERMONT -- 1.7%
   Vermont Education & Health
      Building Finance Revenue
      Bond, Middlebury College
      Project, Series A (B) (C) (D)
       3.700%, 05/01/97              5,250       5,250
   Vermont Education & Health
      Facilities Revenue Bond,
      Series D (A) (B) (C) (E)
       3.550%, 12/04/96              5,900       5,900
                                            ----------
                                                11,150
                                            ----------
  VIRGINIA -- 1.0%
   Virginia Peninsula Port Authority
      Revenue Bond, Shell Oil
      Project (A) (B) (C) (E)
       4.000%, 12/02/96              7,000       7,000
                                            ----------
  WASHINGTON -- 4.3%
   Port Anacortes, Washington,
      Industrial Development
      Revenue Bond, Texaco
      Project (A) (B) (C) (E)
       3.450%, 12/11/96              5,690       5,690
   Washington State Health
      Care Facilities Authority
      Revenue Bond, Sisters of
      Providence Project,
      Series C (A) (B) (C) (D)
       4.000%, 12/02/96             17,600      17,600
   Washington State Housing
      Finance Commission Revenue
      Bond, Series 1N-S (B) (C) (E)
       3.750%, 06/01/97              2,385       2,385
   Washington State Public Power
      Supply System Revenue Bond,
      Nuclear Project No. 2, Series A
       3.750%, 07/01/97              1,000         998
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Washington State Public
      Power Supply System
      Revenue Bond, Nuclear
      Project No. 2, Series A
       4.800%, 07/01/97           $  2,000  $    2,007
                                            ----------
                                                28,680
                                            ----------
  WISCONSIN -- 3.1%
   Menomonie Wisconsin Area
      School District, TRAN
       4.000%, 09/05/97              4,000       4,001
   Pleasant Prairie, Wisconsin,
      Industrial Development
      Revenue Bond, Electric
      Power Project (A) (B) (C) (D)
       3.450%, 12/05/96              8,000       8,000
   Racine, Wisconsin, GO
       3.700%, 12/15/97              1,165       1,165
   Wisconsin State Health Facility
      Revenue Bond, Franciscan
      Health Advisory Project (B) (C)
       7.800%, 03/01/97              7,400       7,624
                                            ----------
                                                20,790
                                            ----------
  WYOMING -- 3.6%
   Albany County, Wyoming,
      Pollution Control Revenue
      Bond, Union Pacific Railroad
      Project (B) (C)
       3.900%, 12/01/97              2,200       2,200
   Uinta County, Wyoming,
      Pollution Control Revenue
      Bond, Chevron USA
      Project (A) (B) (C) (D)
       4.000%, 12/02/96             20,050      20,050
   University of Wyoming,
      Revenue Bond (E)
       4.000%, 06/01/97              1,615       1,615
                                            ----------
                                                23,865
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $586,108)                             569,347
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   17

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.6%
   Clipper Blue Tax-Exempt Trust
       3.950%, 11/16/00             $8,733   $   8,733
   Clipper Blue Tax-Exempt
      Trust  1994-1, Certificates of
      Participation, Class A
       4.150%, 04/28/00              4,608       4,608
   Clipper Blue Tax-Exempt Trust
       3.950%, 09/17/01              3,309       3,309
   Clipper CT Tax-Exempt Trust
       3.550%, 11/23/00              7,341       7,341
                                            ----------
TOTAL CASH EQUIVALENTS
   (Cost $23,991)                               23,991
                                            ----------
REPURCHASE AGREEMENTS -- 12.8%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $40,724,797 (collateralized by
      various U.S. Treasury Notes ranging
      in par value $545,000-$148,507,000,
      6.25%-8.00%, 03/31/01-05/21/01;
      total market value
      $41,525,049)                  40,705      40,705
   Paine Webber
      5.35%, dated 11/27/96, matures
      12/02/96, repurchase price
      $45,033,438 (collateralized by
      various U.S. Treasury Notes
      ranging in par value
      $35,000-$20,840,000,
      5.875%-8.00%, 07/31/99-
      12/31/99: total market value
      $45,904,388)                  45,000      45,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $85,705)                               85,705
                                            ----------
TOTAL INVESTMENTS -- 101.4%
   (Cost $679,043)                             679,043
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (1.4%)                                (9,249)
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 670,098,313
   outstanding shares of beneficial interest  $670,098
Accumulated net realized loss
   on investments                                 (336)
Undistributed net investment income                 32
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $669,794
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ----------
                                            ----------

(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996.
(B) PUT OR DEMAND FEATURE EXISTS REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
(C) THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT, DEMAND, OR MATURITY DATE.
(D) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(E) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE ISSUED BY ALLIED SIGNAL, AMBAC, FGIC, FSA, GENERAL ELECTRIC, GOLDMAN SACHS, INTERNATIONAL PAPER, MBIA, MORGAN GUARANTY TRUST, NATIONAL RURAL, SEMINOLE ELECTRIC, SLMA, SOCIETY GENERAL, SQUARE BUTTE ELECTRIC, TAMPA ELECTRIC, OR TEXACO.
(F) ZERO COUPON SECURITY
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT--ALTERNATIVE MINIMUM TAX
BAN--BOND ANTICIPATION NOTE
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE
SLMA--STUDENT LOAN MORTGAGE ASSOCIATION
TAN--TAX ANTICIPATION NOTE
TECP--TAX-EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   18

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 SHORT-TERM INCOME FUND
[PIE CHART]

CASH EQUIVALENTS                        2%
MUNICIPAL BONDS                        11%
ASSET-BACKED SECURITIES                21%
U.S. GOVERNMENT MORTGAGE-BACKED BONDS   3%
U.S. GOVERNMENT AGENCY OBLIGATIONS      6%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS  9%
CORPORATE BONDS                        34%
U.S. TREASURY OBLIGATIONS              14%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.5%
   U.S. Treasury Notes
       6.875%, 07/31/99             $2,000  $    2,058
       6.875%, 08/31/99              3,500       3,604
       7.750%, 11/30/99              4,000       4,219
       7.125%, 02/29/00              1,200       1,248
       6.750%, 04/30/00              2,000       2,060
       6.625%, 06/30/01              2,500       2,578
       6.375%, 09/30/01              3,000       3,064
       7.250%, 05/15/04                400         430
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $19,079)                               19,261
                                            ----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 5.7%
   Federal Home Loan Bank
       6.200%, 09/29/99              1,000       1,001
   Federal Home Loan Mortgage
      Corporation
       5.400%, 11/01/00              1,000         971
       6.375%, 12/23/03              1,100       1,094
   Federal National Mortgage
      Association (A)
       6.550%, 06/13/01              1,000       1,003
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Federal National Mortgage
      Association
       9.550%, 12/10/97             $1,000  $    1,038
       6.850%, 05/26/00              1,000       1,014
       6.160%, 03/29/01              2,000       2,013
                                            ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS (Cost $8,017)                     8,134
                                            ----------

U.S. GOVERNMENT MORTGAGE-BACKED
  BONDS -- 2.7%
   Federal Home Loan Mortgage
       8.000%, 01/01/02                484         497
   Federal Home Loan Mortgage
      Corporation REMIC, Series
      41, Class B
       7.250%, 04/25/24                875         886
   Federal Home Loan Mortgage
      Corporation REMIC, Series
      1360, Class VA
       7.500%, 05/15/97                226         227
   Federal National Mortgage
      Association
       8.500%, 07/01/98                785         806
   Federal National Mortgage
      Association REMIC, Series
      1988-10, Class B
       8.950%, 05/25/03              1,356       1,409
                                            ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   BONDS (Cost $3,796)                           3,825
                                            ----------

MUNICIPAL BONDS -- 10.5%
   Hamilton County, Tennessee,
      Industrial Development Board
      Taxable Revenue Bond
       7.875%, 04/01/97                550         553
   Jacksonville, Florida, Health
      Facilities Authority, Taxable
      Revenue Bond, National
      Benevolent Project, Series B (A)
       6.510%, 10/01/26              1,565       1,565

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   19

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 SHORT-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   Massachusetts State Industrial
      Finance Agency, Taxable
      Revenue Bond, Beverly
      Enterprises
       6.880%, 06/01/00             $3,000   $   3,053
   Missouri State Health &
      Educational Facilities Taxable
      Revenue Bond, National
      Benevolent, Series B (A)
       6.230%, 07/01/26              2,720       2,720
   New York State Dormitory
      Authority Taxable
      Revenue Bond
       6.550%, 04/01/00              2,500       2,512
   Pennsylvania Housing Finance
      Agency Revenue Bond
       7.000%, 10/01/06              2,500       2,613
   Rochester, New York, Taxable
      BAN, Series II
       5.500%, 03/11/97              2,000       2,000
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $14,815)                               15,016
                                            ----------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 9.4%
   Advanta Home Equity Loan
      Trust, Series 1993-2
       6.150%, 10/25/09                229         226
   Associates Manufactured
      Housing Pass Through
      Trust, Series 1996-1
       6.700%, 03/15/27              2,500       2,536
   CoreStates Home Equity Loan
      Trust, Series 1996-1
       6.200%, 04/15/04              1,504       1,520
   Crown Home Equity Loan
       Trust, Series 1996-1
       6.810%, 06/25/11              2,000       1,999
   Firstplus Home Improvement
      Loan Trust, Series 1996-3
       6.850%, 09/20/07              1,500       1,515
   Green Tree Financial,
      Series 1993-3
       5.200%, 10/15/18                850         846
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Green Tree Financial,
      Series 1996-1
       5.850%, 03/15/27             $2,000   $   1,976
   IMC Home Equity Loan
      Trust, Series 1996-1
       6.030%, 09/25/10              1,500       1,485
   Prudential Home Mortgage
      Securities, Series 1993-31
       6.000%, 08/25/00              1,310       1,298
                                            ----------
TOTAL NON-AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $13,360)                               13,401
                                            ----------

ASSET BACKED SECURITIES -- 21.3%
   Centrex Auto Trust, Series 1996-A
       6.750%, 10/15/04              1,915       1,932
   CIT RV Owners Trust,
      Series 1995-A
       6.250%, 01/15/11                607         611
   Fifth Third Auto Grantor Trust,
      Series 1996-A
       6.200%, 09/01/01              1,446       1,452
   Fleetwood Credit Corporation
      Grantor Trust, Series 1995-B
       6.550%, 05/16/11              1,418       1,427
   Ford Credit Grantor Trust,
      Series 1994-A
       6.350%, 05/15/99              1,142       1,149
   Ford Credit Grantor Trust,
      Series 1994-B
       7.300%, 10/15/99              1,886       1,916
   General Motors Acceptance
      Corporation Grantor Trust,
      Series 1995-A
       7.150%, 03/15/00                374         379
   Green Tree Recreational,
      Equipment & Consumer Trust,
      Series 1996-A
       5.550%, 02/15/18              1,063       1,054
   Honda Auto Receivables Grantor
      Trust, Series 1995-A
       6.200%, 12/15/00                516         519
   MS Auto Grantor Trust,
      Series 1995-1
       6.200%, 07/01/01              1,019       1,019

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   20

                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
   NAFCO Auto Trust, Series 2
       7.000%, 12/31/01             $1,143   $   1,147
   Premier Auto Trust
       6.450%, 05/02/98              4,618       4,656
       6.250%, 08/06/01              3,000       3,013
   Reliance Auto Receivables
      Trust, Series 1996-A
       6.100%, 07/15/02              2,500       2,498
   Sears Credit Account Master
      Trust, Series 1996-4
       6.450%, 10/15/06              1,000       1,012
   Security Pacific Acceptance
      Corporation, Series 1991-3
       7.250%, 12/15/11                 67          68
   Signet Credit Card Master
      Trust, Series 1993-4
       5.800%, 05/15/02              1,000         999
   Standard Credit Card Master
      Trust, Series 1995-6-B
       6.900%, 06/07/98              4,000       4,058
   University Support Services,
      Series 1993-A
       7.850%, 08/20/08                116         117
   World Omni Automobile Lease
      Securitization Trust, Series 1994-A
       6.450%, 09/25/00              1,298       1,307
                                            ----------
TOTAL ASSET BACKED SECURITIES
   (Cost $30,096)                               30,333
                                            ----------

CORPORATE OBLIGATIONS -- 33.8%
   Aristar
       6.750%, 05/15/99              1,500       1,524
   BankAmerica
       9.625%, 02/13/01              2,000       2,237
   Caterpillar Financial Services (A)
       5.600%, 07/09/97                450         451
   Central Telephone
       9.090%, 12/15/00              1,000       1,094
   Cigna
       7.900%, 12/14/98              1,000       1,034
   Colgate Palmolive
       6.430%, 12/01/97              3,000       3,021
   Dean Witter Discover (A)
       5.575%, 01/28/97              1,500       1,501
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Dow Capital Guaranteed:
      Dow Chemical
       7.375%, 07/15/02             $1,250  $    1,300
   Electronic Data Systems
       6.850%, 05/15/00              1,000       1,021
   Equitable Companies
       6.750%, 12/01/00              1,500       1,522
   Exxon Capital
       6.500%, 07/15/99              2,000       2,027
   First USA Bank
       5.750%, 01/15/99              2,000       1,985
   Ford Capital
      10.125%, 11/15/00              4,000       4,530
   General Motors Acceptance
      Corporation
       9.375%, 04/01/00              3,000       3,278
       7.875%, 03/07/01              2,000       2,115
   General Motors Acceptance
      Corporation (A)
       5.656%, 07/24/97              1,500       1,500
   Heller Financial
       6.500%, 11/01/01              2,000       2,010
   Hertz
       8.300%, 02/02/98              1,000       1,029
   Lehman Brothers Holding
       6.650%, 11/08/00              1,500       1,506
   Manufacturers Hanover
       8.500%, 02/15/99              1,500       1,575
   Merrill Lynch
       6.800%, 04/26/01              1,000       1,018
   Middletown Trust
      10.875%, 07/15/98              1,365       1,439
   Nabisco
       8.000%, 01/15/00              2,500       2,616
   Narragansett Electric
       6.630%, 08/12/99              1,000       1,011
   NationsBank
       7.000%, 09/15/01              2,000       2,060
   New York State Electric & Gas
       6.250%, 09/01/97              1,750       1,750
   Sears, Roebuck
       9.500%, 06/01/99              1,000       1,080
   Travelers/Aetna
       6.750%, 04/15/01              1,000       1,019
                                            ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $47,674)                               48,253
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   21

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 SHORT-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
   Greenwich Capital
      5.70%, dated 11/29/96,
      matures 12/02/96, repurchase
      price $3,418,816 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $3,481,491)             $3,417  $    3,417
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,417)                                 3,417
                                            ----------
TOTAL INVESTMENTS -- 99.3%
   (Cost $140,254)                             141,640
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.7%                                     996
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 14,114,847
   outstanding shares of beneficial interest  $153,765
Accumulated net realized loss
   on investments                              (12,531)
Net unrealized appreciation
   on investments                                1,386
Undistributed net investment income                 16
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $142,636
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.11
                                            ----------
                                            ----------

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996.
BAN--BOND ANTICIPATION NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   22

AS OF NOVEMBER 30, 1996                                              1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
[PIE CHART]

CASH EQUIVALENTS                        4%
U.S. GOVERNMENT MORTGAGE-BACKED BONDS  40%
U.S. TREASURY OBLIGATIONS              35%
U.S. GOVERNMENT GUARANTEED SECURITIES   6%
U.S. GOVERNMENT AGENCY OBLIGATIONS     15%

% OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 35.3%
   U.S. Treasury Bonds
       6.000%, 08/15/99             $5,000   $   5,037
      11.250%, 02/15/15                700       1,065
       7.250%, 05/15/16              4,500       4,903
   U.S. Treasury Notes
       6.000%, 08/31/97              3,700       3,715
       8.000%, 08/15/99              4,000       4,228
       8.000%, 05/15/01              2,000       2,170
       6.625%, 07/31/01             17,163      17,700
       7.500%, 11/15/01              6,600       7,064
       6.375%, 08/15/02              3,800       3,893
       5.875%, 02/15/04              2,500       2,486
       7.875%, 11/15/04              3,700       4,129
       7.000%, 07/15/06              4,500       4,795
       6.500%, 10/15/06              4,000       4,129
       6.750%, 08/15/26              4,000       4,171
   U.S. Treasury STRIPS
       0.000%, 08/15/10              1,000         422
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $67,973)                               69,907
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 15.4%
   Costa Rica Aid
       7.360%, 08/01/01             $2,200   $   2,267
   Federal Farm Credit Bank
       5.320%, 02/03/97                925         925
       8.650%, 10/01/99              1,900       2,037
       5.420%, 08/04/98              3,000       2,983
   Federal Home Loan Bank
       4.570%, 12/30/96              1,195       1,194
       7.100%, 09/26/01              3,000       3,021
   Federal Home Loan Mortgage
      Corporation
       8.530%, 02/02/05              1,000       1,064
   Federal National Mortgage
      Association
       7.550%, 06/10/04              1,500       1,521
       6.580%, 03/01/06              1,000         994
       8.000%, 07/01/07                428         442
       6.500%, 05/01/11              2,405       2,387
       6.500%, 12/01/25              1,202       1,169
   Federal National Mortgage
      Association (A)
       5.360%, 08/22/97              1,000       1,000
   FICO STRIPS (B)
       0.000%, 05/02/15              3,000         848
   Housing Urban Development
       8.240%, 08/01/02              2,000       2,192
   International Bank for
      Reconstruction &
      Development
       9.150%, 08/05/97              1,000       1,024
   International Bank for
      Reconstruction &
      Development, Colts Project
       5.420%, 03/15/97              1,000       1,000
   Student Loan Marketing
      Association (A)
       5.350%, 08/20/98              2,500       2,495
       5.350%, 11/10/98              2,000       1,995
                                            ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $30,601)                               30,558
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   23

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
  BONDS -- 39.1%
   Federal Home Loan Mortgage
      Corporation
       7.750%, 01/27/97             $3,360    $  3,372
       7.000%, 07/15/03              1,400       1,416
       7.000%, 10/01/03                199         202
       7.500%, 11/01/19
   Federal Home Loan Mortgage
      Corporation Gold
       7.000%, 12/01/10              2,335       2,356
   Federal Home Loan Mortgage
      Corporation REMIC
       7.000%, 06/15/22              4,000       3,951
   Federal National Mortgage
      Association
       7.320%, 05/03/06              4,000       4,124
      10.000%, 10/01/20              3,520       3,845
      10.000%, 12/01/20              6,134       6,710
       6.500%, 01/01/26              3,568       3,464
   Federal National Mortgage
      Association REMIC
       7.000%, 01/25/21                  3           3
   Goldman Sachs Trust
       8.500%, 02/20/21             10,000      10,682
   Government National Mortgage
      Association
       8.500%, 10/15/04                130         136
       8.500%, 01/15/06                131         137
       9.000%, 11/15/17              1,713       1,844
       7.000%, 10/15/23                880         876
       8.000%, 05/15/25                429         442
       8.000%, 08/15/25                395         407
       8.000%, 11/15/25                352         363
       8.000%, 12/15/25                588         608
       8.000%, 01/15/26                447         462
       8.000%, 02/15/26                341         352
       7.500%, 04/15/26              7,442       7,550
       8.000%, 04/15/26                283         293
       8.000%, 05/15/26              1,835       1,895
       8.000%, 06/15/26                813         840
       7.125%, 01/15/29              6,371       6,336
   Government National Mortgage
      Association REMIC
       6.500%, 04/16/22              2,731       2,743
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Merrill Lynch Trust
       9.450%, 06/01/18            $10,000   $  10,992
   Ryland Acceptance Four,
      Series 32, Class B
       8.600%, 05/01/16              1,000       1,031
                                            ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   BONDS
   (Cost $76,110)                               77,432
                                            ----------

U.S. GOVERNMENT GUARANTEED
  BONDS -- 5.9%
   Private Export Funding
      Corporation
       5.500%, 03/15/01              2,500       2,447
       6.620%, 10/01/05              1,740       1,766
   Sulphur Carriers
       8.300%, 10/15/09              1,949       2,118
   U.S. Aid to Morocco
      D'equipement Communal
       7.550%, 07/15/26              5,000       5,333
                                            ----------
TOTAL U.S. GOVERNMENT GUARANTEED
   BONDS
   (Cost $11,257)                               11,664
                                            ----------

REPURCHASE AGREEMENT -- 4.1%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $8,084,838 (collateralized by
      various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $8,246,661)              8,081       8,081
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,081)                                 8,081
                                            ----------
TOTAL INVESTMENTS -- 99.8%
   (Cost $194,022)                             197,642
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                     429
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   24

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 20,661,389
   outstanding shares of
   beneficial interest                        $200,933
Accumulated net realized loss
   on investments                               (6,200)
Net unrealized appreciation
   on investments                                3,620
Distribution in excess of net
   investment income                              (282)
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $198,071
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $9.59
                                            ----------
                                            ----------

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996.
(B) ZERO COUPON SECURITY.
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   25

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 INCOME FUND
[PIE CHART]

U.S. GOVERNMENT AGENCY OBLIGATIONS      2%
PREFERRED STOCKS                        8%
ASSET-BACKED SECURITIES                16%
YANKEE BONDS                           14%
CORPORATE OBLIGATIONS                  21%
CASH EQUIVALENTS                       10%
U.S. TREASURY OBLIGATIONS              11%
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 9%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS  9%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 2.2%
   Federal Home Loan
      Mortgage Corporation
       7.740%, 06/01/04             $2,000  $    2,028
       8.530%, 02/02/05              5,000       5,318
                                            ----------
TOTAL U.S. GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $7,004)                                 7,346
                                            ----------

U.S. TREASURY OBLIGATIONS -- 11.5%
   U.S. Treasury Notes
       7.875%, 01/15/98              2,000       2,052
       9.250%, 08/15/98              1,000       1,059
       4.750%, 08/31/98              2,000       1,973
       5.875%, 10/31/98              3,500       3,518
       5.750%, 10/31/00              4,000       3,994
       5.625%, 11/30/00              1,920       1,908
       5.500%, 12/31/00              4,000       3,956
       5.625%, 02/28/01              2,500       2,483
       7.875%, 08/15/01                510         552
       6.250%, 02/15/03              3,080       3,133
       5.750%, 08/15/03                525         519
       6.500%, 10/15/06              9,500       9,807
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   U.S. Treasury Bonds
       6.750%, 08/15/26             $2,000  $    2,086
       7.500%, 11/15/24              1,010       1,143
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $37,839)                               38,183
                                            ----------

U.S. AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 9.6%
   Federal Home Loan
      Mortgage Corporation
       7.750%, 09/01/05              1,058       1,079
   Federal Home Loan Mortgage
      Corporation REMIC
       6.500%, 07/15/20              1,510       1,476
   Federal National Mortgage
      Association
       6.500%, 05/01/11              4,811       4,774
   Federal National Mortgage
      Association REMIC
       6.000%, 12/25/16              3,000       2,836
       7.000%, 03/25/19                504         505
       7.000%, 10/25/23              4,805       4,738
   Government National
      Mortgage Association
       7.000%, 10/15/23              1,741       1,732
       8.000%, 06/15/25                491         507
       8.000%, 07/15/25                470         485
       8.000%, 09/15/25                385         397
       8.000%, 10/15/25                520         538
       8.000%, 01/15/26                201         207
       8.000%, 02/15/26                708         732
       7.500%, 04/15/26              4,841       4,911
       8.000%, 04/15/26                389         402
       8.000%, 05/15/26                307         318
       8.000%, 06/15/26              1,147       1,184
       7.125%, 01/15/29              5,187       5,159
                                            ----------
TOTAL U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $30,388)                               31,980
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   26

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 16.1%
   CIT Group Securitization
      Corporation, Series 1995-1,
      Class A4
       8.950%, 08/15/20             $4,500  $    5,045
   CS First Boston, Series
      1995-WF1, Class A1
       6.452%, 12/21/27              4,844       4,840
   Discover Card Master Trust,
      Series 1993-1, Class B
       5.300%, 10/16/01              5,000       4,922
   Discover Card Master Trust,
      Series 1993-2, Class B
       5.750%, 11/16/01              1,275       1,269
   Fingerhut Master Trust,
      Series 1996-1, Class A
       6.450%, 02/20/02              1,720       1,739
   First Deposit Master Trust,
      Series 1993-2, Class A
       5.750%, 06/15/01              1,000         999
   Fleetwood Credit Corporation
      Grantor Trust, Series 1995-B,
      Class A
       6.550%, 05/16/11              2,127       2,140
   Green Tree Financial Corporation,
      Series 1995-5, Class M1
       7.650%, 09/15/26              5,000       5,056
   Green Tree Financial Corporation,
      Series 1995-7, Class M1
       7.350%, 11/15/26              5,500       5,524
   NAFCO Auto Trust, Series 2,
      Class A
       7.000%, 12/31/01              1,812       1,817
   Oakwood Mortgage Investors,
      Series 1995-B, Class A3
       6.900%, 01/15/21              4,040       3,989
   Premier Auto Trust,
      Series 1996-1, Class A3
       6.000%, 10/06/99              2,020       2,022
   Premier Auto Trust,
      Series 1996-4, Class A3
       6.200%, 11/06/00              2,020       2,035
   Prime Credit Card Master Trust,
      Series 1992-1, Class A1
       7.050%, 12/15/97              5,000       5,075
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Prime Credit Card Master Trust,
      Series 1992-2, Class A2
       7.450%, 11/15/02             $1,430  $    1,485
   Shawmut National Grantor Trust,
      Series 1992-A, Class A
       5.550%, 11/15/97                  3           3
   Signet Credit Card Master Trust,
      Series 1993-4, Class B
       5.800%, 05/15/02              5,000       4,995
   Standard Credit Card Master Trust,
      Series 1993-3
       5.500%, 02/07/00                500         496
                                            ----------
TOTAL ASSET BACKED SECURITIES
   (Cost $52,865)                               53,451
                                            ----------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 9.6%
   AFC Home Equity Loan Trust,
      Series 1996-3, Class 1A4
       7.540%, 12/25/27              5,000       5,186
   Capstead Securities IV,
      Series 1992-5, Class E
       8.500%, 10/25/21              2,000       2,068
   Equitable Life Assurance
      Society of the U.S.,
      Series 174, Class A1
       7.240%, 05/15/06              5,000       4,991
   Merrill Lynch Mortgage Investors,
      Series 1989H, Class B
      10.000%, 01/15/10              3,759       3,989
   Merrill Lynch Mortgage Investors,
      Series 1994G, Class A3
       8.350%, 05/15/14              5,000       5,550
   Nomura Asset Securities
      Corporation, Series
      1996-MD5, Class A1B
       7.120%, 04/13/36              5,000       5,153
   Wells Fargo Capital Markets,
      Series APT, Class 1
       6.500%, 12/29/02              5,000       4,863
                                            ----------
TOTAL NON-AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $30,546)                               31,800
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   27

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 21.8%
   Auburn Hills Trust
      12.000%, 05/01/20             $5,000  $    7,713
   BankAmerica Institutional
      Cap, Series A
       8.070%, 12/31/26              5,000       5,000
   Capital One Bank
       6.900%, 04/15/99              1,690       1,711
   Caterpillar
       9.750%, 06/01/19              1,970       2,199
   Champion International
       6.400%, 02/15/26              5,000       4,856
   Chase Capital I
       7.670%, 12/01/26              5,000       5,000
   Chrysler
      10.950%, 08/01/17              1,840       1,987
   Chrysler Financial
       8.125%, 12/15/96              1,000       1,001
   First Union (B)
       6.550%, 10/15/35              5,000       4,981
   First Union Bancorp
       7.500%, 04/15/35              1,235       1,326
   Ford Motor
       8.875%, 01/15/22              5,000       5,925
   General Motors
       9.125%, 07/15/01              5,000       5,544
   General Motors Acceptance
      Corporation
       8.250%, 02/28/02              5,000       5,413
   Global Industries
       7.250%, 07/15/22              5,000       5,150
   HSBC Americas
       7.000%, 11/01/06              2,500       2,538
   ITT Hartford Group
       7.300%, 11/01/15              1,000       1,006
   Lehman Brothers Holdings
       8.050%, 01/15/19              1,910       2,032
   Municipal Bond Investor
      Assurance
       8.200%, 10/01/22              3,000       3,263
   Norwest
       6.000%, 03/15/00              1,000         998
   Sears Roebuck Acceptance
       6.110%, 10/26/98              2,030       2,040
   Travelers Group
       6.875%, 06/01/25              1,000       1,021
-------------------------------------------------------------------------------
DESCRIPTION               PAR (000)/SHARES VALUE (000)
-------------------------------------------------------------------------------
   Vesta Insurance Group
       8.750%, 07/15/25          $   1,575  $    1,760
                                            ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $70,837)                               72,464
                                            ----------

YANKEE BONDS -- 13.9%
   Alcoa Aluminio S.A.
       7.500%, 12/16/08              1,000       1,002
   Bank China
       8.250%, 03/15/14              6,200       6,464
   Chilgener S.A.
       6.500%, 01/15/06              5,000       4,838
   Endesa - Chile Overseas
       7.200%, 04/01/06              5,000       5,088
   Industrial Finance
       6.875%, 04/01/03              1,970       2,000
   Korea Development Bank
       6.500%, 11/15/02              1,500       1,502
   Mayne Nickless Limited
       6.250%, 02/01/06              4,000       3,860
   Midland Bank
       7.650%, 05/01/25              5,000       5,450
   Noranda
       7.000%, 07/15/05              2,500       2,513
   Pohang Iron & Steel Limited
       7.125%, 11/01/06              5,000       5,106
   Santista Export Sec I
       8.090%, 11/30/06              3,000       3,000
   Sociedad Quimica y Minera
       7.700%, 09/15/06              5,000       5,241
                                            ----------
TOTAL YANKEE BONDS
   (Cost $45,159)                               46,064
                                            ----------

PREFERRED STOCKS -- 7.8%
   American Re Capital             200,000       5,150
   Hartford Capital II (A)         200,000       5,150
   Lincoln National Capital I      200,000       5,325
   MCI Capital I                   200,000       5,100
   Travelers/Aetna P&C Capital I   200,000       5,050
                                            ----------
TOTAL PREFERRED STOCKS
   (Cost $25,220)                               25,775
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   28

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.3%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $34,256,801 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $34,931,610)           $34,241   $  34,241
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $34,241)                               34,241
                                            ----------
TOTAL INVESTMENTS -- 102.8%
   (Cost $334,099)                             341,304
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.8%)                                (9,268)
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 32,375,614
   outstanding shares of
   beneficial interest                       $326,561
Accumulated net realized loss
   on investments                              (1,736)
Net unrealized appreciation
   on investments                               7,205
Undistributed net investment income                 6
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $332,036
                                           ----------
                                           ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                  $10.26
                                           ----------
                                           ----------

(A) NON-INCOME PRODUCING SECURITY.
(B) PUT OR DEMAND FEATURES EXISTS REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
[PIE CHART]

TRANSPORTATION BONDS                    5%
WATER AND SEWER BONDS                   2%
GENERAL OBLIGATION BONDS               29%
ALTERNATE MINIMUM TAX BOND              5%
INDUSTRIAL DEVELOPMENT & POLLUTION
   CONTROL BONDS                        2%
OTHER REVENUE BONDS                     7%
RESOURCE RECOVERY BONDS                 4%
HOUSING BONDS                          10%
UTILITY BONDS                          17%
HEALTH CARE BONDS                      10%
EDUCATION BONDS                         3%
CASH EQUIVALENTS                        6%

% OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 94.8%
  ALABAMA -- 0.4%
   Alabama State Housing Finance
      Authority Revenue Bond,
      Series D-1
       6.000%, 10/01/16             $1,000  $    1,009
                                            ----------
  ALASKA -- 0.5%
   Alaska State Industrial
      Development & Export
      Authority Revenue Bond,
      Series B
       5.850%, 04/01/05              1,000       1,049
                                            ----------
  ARIZONA -- 0.5%
   Arizona State Transportation
      Board Highway Revenue
      Bond AMT
       6.500%, 07/01/11              1,000       1,118
                                            ----------
  CALIFORNIA -- 4.9%
   California State, GO (A)
       5.500%, 04/01/06              1,500       1,590
   California State, GO
       5.750%, 03/01/08              3,000       3,165
       5.250%, 06/01/11              1,000         999
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   California State Housing
      Finance Agency Home
      Mortgage Revenue
       5.950%, 08/01/10             $1,830  $    1,873
   Los Angeles, California,
      Metropolitan Transportation
      Authority Sales Tax
      Revenue Bond (A)
       5.700%, 07/01/12              1,135       1,168
   Los Angeles, California,
      Series A (A)
       5.800%, 09/01/09              1,250       1,305
   San Francisco, California, City
      & County Sewer Revenue
      Bond, Series A (A)
       5.700%, 10/01/11              1,000       1,031
                                            ----------
                                                11,131
                                            ----------
  COLORADO -- 0.5%
   Goldsmith, Colorado,
      Metropolitan District, GO (A)
       6.125%, 12/01/12              1,000       1,049
                                            ----------
  CONNECTICUT -- 4.7%
   Connecticut State Health &
      Educational Facilities Bond,
      University of Hartford,
      Series D
       6.750%, 07/01/12              1,000       1,035
   Connecticut State Housing
      Finance Authority Revenue
      Bond, Housing Mortgage
      Finance Program, Series B-4,
      Sub B-4
       7.300%, 11/15/03              3,435       3,624
   Connecticut State Resource
      Recovery Authority Revenue
      Bond, Mid-Connecticut System
      Project, Series A (A) (B)
       5.500%, 11/15/11              3,000       3,030
   Connecticut State Resource
      Recovery Authority Revenue
      Bond, Wallingford Resources
      Project, Series 1, AMT
       6.625%, 11/15/01              1,990       2,132

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CONNECTICUT (CONTINUED)
   South Central Connecticut
      Regional Water Authority
      Revenue Bond, Water Systems
      Revenue 11th Series (A)
       5.750%, 08/01/12             $1,000  $    1,030
                                            ----------
                                                10,851
                                            ----------
  DISTRICT OF COLUMBIA -- 1.5%
   District of Columbia, GO,
      Series B (A)
       6.000%, 06/01/08              2,305       2,452
   District of Columbia, GO,
      Series B3 (A)
       5.300%, 06/01/05              1,000       1,028
                                            ----------
                                                 3,480
                                            ----------
  FLORIDA -- 1.8%
   Dade County, Florida, Series EE (A)
       5.625%, 10/01/14              2,560       2,634
   Dade County, Florida, Special
      Obligation Revenue Bond,
      Courthouse Center Project
       5.900%, 04/01/10              1,500       1,547
                                            ----------
                                                 4,181
                                            ----------
  GEORGIA -- 1.0%
   Georgia State, GO, Series E
       5.500%, 07/01/07              1,000       1,066
   Municipal Electric Authority of
      Georgia, 6th Crossover Project,
      Series 1 (A)
       7.000%, 01/01/08              1,000       1,165
                                            ----------
                                                 2,231
                                            ----------
  ILLINOIS -- 3.7%
   Chicago, Illinois, O'Hare
      International Airport (A)
       5.625%, 01/01/12              2,000       2,025
   Illinois State, GO (A)
       5.700%, 04/01/11              4,000       4,100
   Illinois State Health Facilities
      Authority Revenue Bond,
      OSF Healthcare System Project
       6.000%, 11/15/13              2,250       2,273
                                            ----------
                                                 8,398
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  INDIANA -- 0.2%
   Indiana State Bond Bank
      Revenue Bond, State Revolving
      Fund Project, Series A
       6.875%, 02/01/12            $   500 $       557
                                            ----------
  LOUISIANA -- 3.1%
   Louisiana State Offshore
      Terminal Revenue Bond,
      Loop Incorporated Project,
      Series B
       7.200%, 09/01/08              2,520       2,797
   Orleans, Louisiana Levee District,
      Series A (A)
       5.950%, 11/01/14              4,080       4,218
                                            ----------
                                                 7,015
                                            ----------
  MAINE -- 0.5%
   Maine Municipal Bond Bank
      Revenue Bond, Series A
       5.700%, 11/01/13              1,090       1,110
                                            ----------
  MARYLAND -- 2.4%
   Frederick, Maryland, GO (A)
       5.900%, 12/01/03              1,000       1,083
   Maryland State, GO
       5.600%, 03/15/08              4,275       4,521
                                            ----------
                                                 5,604
                                            ----------
  MASSACHUSETTS -- 18.3%
   Boston, Massachusetts, Revenue
      Bond, Boston City Hospital
      Project, Series B (A)
       5.750%, 02/15/13              1,300       1,300
   Boston, Massachusetts, Revenue
      Bond, Boston City Hospital
      Project, Series B (A)(C)
       5.750%, 02/15/13              1,500       1,508
   Boston, Massachusetts, Water &
      Sewer Commission Revenue
      Bond, Series A
       6.100%, 11/01/06              3,950       4,261
   Holyoke, Massachusetts, GO,
      Series A (A)
       5.600%, 06/15/10              1,365       1,397

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)
   Massachusetts Bay
      Transportation Revenue
      Bond, Series B
       5.800%, 03/01/11             $1,000  $    1,033
   Massachusetts Educational
      Loan Authority Revenue
      Bond, Series A, AMT (A)
       6.800%, 01/01/02              1,590       1,709
   Massachusetts Municipal
      Wholesale Electric Revenue
      Bond, Series D
       6.000%, 07/01/05              1,625       1,708
   Massachusetts Municipal
      Wholesale Electric Revenue
      Bond, Series D (A)
       6.000%, 07/01/11              2,650       2,783
   Massachusetts State
      Cons Ln-Series B (A)
       5.500%, 06/01/11              2,000       2,040
   Massachusetts State, GO, Series D
       5.750%, 05/01/12              2,000       2,043
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Dana Farber
      Cancer Project, Series G-1
       6.250%, 12/01/08              1,000       1,079
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Faulkner
      Hospital Project, Series C
       5.750%, 07/01/03              2,500       2,563
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Medical,
      Academic & Scientific
      Project, Series A
       6.200%, 01/01/03              1,140       1,217
      6.250%, 01/01/05               1,060       1,151
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, New England
      Deaconess Hospital Project,
      Series D
       6.625%, 04/01/12              1,000       1,050
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, New England
      Medical Center Project,
      Series F (A)
       6.500%, 07/01/12             $1,000  $    1,075
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Suffolk University
      Project, Series C (A)
       5.850%, 07/01/16              1,000       1,014
   Massachusetts State Housing
      Finance Agency Revenue Bond,
      Series 44
       5.900%, 12/01/13              1,000       1,011
   Massachusetts State Housing
      Finance Agency Revenue Bond,
      Series A (A)
       5.600%, 07/01/07                600         621
   Massachusetts State Housing
      Finance Agency Revenue Bond,
      Series A, AMT (A)
       5.900%, 07/01/03              1,750       1,840
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Series A (A)
       5.700%, 07/01/08                600         621
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Series E (A)
       6.250%, 11/15/12              2,600       2,688
   Massachusetts State Industrial
      Finance Agency Resource
      Recovery Revenue Bond,
      Refusetech  Project, Series A
       6.150%, 07/01/02              1,595       1,673
      6.300%, 07/01/05               3,220       3,393
   Massachusetts State Industrial
      Finance Agency Revenue
      Assumption Bond,
      College Issue (A)
       5.875%, 07/01/11              1,090       1,124
                                            ----------
                                                41,902
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  MICHIGAN -- 0.7%
   Michigan State Hospital Finance
      Authority Revenue Bond,
      Oakwood Hospital Obligation
      Group Project, Series A (A)
       5.400%, 11/01/07             $1,500   $   1,543
                                            ----------
  NEW HAMPSHIRE -- 0.2%
   New Hampshire State Housing
      Finance Authority Revenue
       Bond, Series B (A)
       5.850%, 07/01/10                500         509
                                            ----------
  NEW JERSEY -- 1.3%
   Union County, New Jersey, Utility
      Authority Revenue Bond,
      Series A, AMT
       7.100%, 06/15/06              3,000       3,071
                                            ----------
  NEW YORK -- 9.5%
   Metropolitan Transit Authority,
      New York, Commuter Facilities
      Revenue Bond, Series A (A)
       5.750%, 07/01/11              1,000       1,043
   New York State, GO, Series B
       5.625%, 08/15/08              3,000       3,120
   New York State Housing
      Finance Agency Revenue
      Bond, Housing Project
      Mortgage, Series A
       5.800%, 11/01/09              1,750       1,798
   New York State Urban
      Development Revenue
      Bond, Youth Facilities
      Project (A)
       5.700%, 04/01/14              1,505       1,535
   New York, New York, GO
       6.200%, 08/15/06              1,250       1,303
      6.500%, 02/15/07               2,865       3,040
       6.250%, 08/01/08              2,000       2,083
   New York, New York, GO,
      Series A
       7.500%, 03/15/09                 65          69
   New York, New York, GO,
      Series C
       6.500%, 08/01/05              2,500       2,656
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   New York, New York, GO,
      Series D
       6.000%, 02/15/09             $1,000   $   1,011
   New York, New York, GO,
      Series G
       5.750%, 02/01/06              2,000       2,028
       5.750%, 02/01/07              2,000       2,023
                                            ----------
                                                21,709
                                            ----------
  NORTH CAROLINA -- 1.4%
   North Carolina Eastern
      Municipal Power Revenue
      Bond, Series B
       6.000%, 01/01/05              3,000       3,113
                                            ----------
  OHIO -- 2.4%
   Cleveland, Ohio, Water Works
      Revenue Bond, Series
      F-92 A (A)
       6.500%, 01/01/21              2,000       2,225
   Franklin County, Ohio, Hospital
      Revenue Bond (A)
       5.750%, 05/15/12              2,100       2,147
   Ohio State Building Authority
      Revenue Bond, Adult
      Correctional Facilities
      Project (A)
       5.700%, 10/01/06              1,000       1,075
                                            ----------
                                                 5,447
                                            ----------
  PENNSYLVANIA -- 6.0%
   Pennsylvania Higher
      Education Health Services
       5.750%, 01/01/12              1,300       1,339
   Pennsylvania Housing Finance
      Agency Single Family Mortgage,
      Series 50A
       6.000%, 10/01/13              2,000       2,040
   Pennsylvania State Higher
      Educational Facility College
      & Universities, Series A
       5.900%, 09/01/14              1,750       1,805

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
PENNSYLVANIA (continued)
   Pennsylvania State
      Intergovernmental Cooperative
      Authority Special Tax Revenue
      Bond, City of Philadelphia
      Funding Project (A)
       5.600%, 06/15/15             $1,000   $   1,003
   Pennsylvania State GO, Third
      Series (A)
       6.100%, 11/15/04              1,000       1,100
   Pennsylvania State Turnpike
      Oil Franchise Tax
      Revenue, Series A (A)
       5.500%, 12/01/12              1,450       1,472
   Philadelphia, Pennsylvania
      Water and Waste Revenue
      Bond (A)
       5.650%, 06/15/12              5,000       5,006
                                            ----------
                                                13,765
                                            ----------
  PUERTO RICO -- 2.6%
   Puerto Rico Commonwealth
      Highway & Transportation
      Authority Revenue Bond,
      Series V (A)
       6.375%, 07/01/07              2,210       2,423
   Puerto Rico Municipal Finance
      Agency Revenue Bond,
      Series A (A)
       5.600%, 07/01/05              2,000       2,123
   Puerto Rico Public Buildings
      Authority Revenue Bond,
      Series K (A)
       6.875%, 07/01/21              1,265       1,441
                                            ----------
                                                 5,987
                                            ----------
  RHODE ISLAND -- 7.4%
   Bristol County, Rhode
      Island, Water Authority
      Revenue Bond, Series A (A)
       5.200%, 12/01/13              1,080       1,045
   Pawtucket, Rhode Island,
      GO (A) (C)
       5.625%, 04/15/07              1,600       1,684
   Providence, Rhode Island, GO (A)
       6.750%, 01/15/09              1,415       1,521
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Rhode Island Depositors
      Economic Protection
      Revenue Bond, Series B (A)
       5.800%, 08/01/09             $1,000   $   1,066
   Rhode Island Housing &
      Mortgage Finance Revenue
      Bond, Series 7B, AMT
       6.700%, 10/01/12              1,750       1,844
   Rhode Island Housing &
      Mortgage Finance Revenue
      Bond, Series 15B
       6.100%, 10/01/05                500         524
   Rhode Island Housing &
      Mortgage Finance Revenue
      Bond, Series 19A
       5.700%, 04/01/15              2,500       2,513
   Rhode Island Housing &
      Mortgage Finance Revenue
      Bond, Series A (A)
       5.700%, 07/01/07              1,000       1,038
   Rhode Island Housing &
      Mortgage Finance Revenue
      Bond, Series 15B (A) (B)
       6.200%, 10/01/06              1,110       1,157
   Rhode Island State GO, Series B
       6.250%, 05/15/05              1,940       2,090
   Rhode Island State Health &
      Educational Building
      Corporation Revenue Bonds (A)
       5.600%, 10/01/12              1,000       1,008
   Rhode Island State Student
      Loan Authority Revenue Bond,
      Series B, AMT
       6.900%, 12/01/03              1,300       1,406
                                            ----------
                                                16,896
                                            ----------
  SOUTH CAROLINA -- 0.5%
   South Carolina State Public
      Service Authority (A)
       5.875%, 01/01/14              1,150       1,192
                                            ----------
  TEXAS -- 3.3%
   Dallas-Fort Worth, Texas, Regional
      Airport Revenue Bond,
      Series A (A)
       5.800%, 11/01/07              2,000       2,103

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   34

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
TEXAS (CONTINUED)
   Tarrant County, Texas, Health
      Facilities Revenue Bond, Harris
      Methodist Health System
      Project, Series A (A)
       5.125%, 09/01/12             $2,700  $    2,609
   Texas State, GO, Series A
       5.700%, 10/01/07              1,500       1,566
       5.750%, 10/01/08              1,280       1,339
                                            ----------
                                                 7,617
                                            ----------
  UTAH -- 1.2%
   Intermountain Power Agency,
      Utah, Power Supply Revenue
      Bond, Series A (A) (B)
       6.500%, 07/01/08              2,500       2,778
                                            ----------
  VERMONT -- 0.8%
   Vermont Educational & Health
      Buildings Revenue Bond,
      Medical Center Hospital of
      Vermont Project (A)
       5.750%, 09/01/07              1,800       1,890
                                            ----------
  VIRGINIA -- 1.9%
   Norfolk, Virginia, Industrial
      Development Authority Revenue
      Bond, Daughters Charity-
      DePaul Project
       6.500%, 12/01/07              3,000       3,270
   Virginia State Housing
      Development Authority
      Revenue Bond, Series H
       5.700%, 11/01/07              1,155       1,194
                                            ----------
                                                 4,464
                                            ----------
  WASHINGTON -- 9.0%
   Washington State Public Power
      Supply Systems Nuclear Power
      Project No. 1 Revenue Bond
       7.500%, 07/01/07              1,000       1,099
       5.400%, 07/01/12 (A)          7,800       7,595
   Washington State Public Power
      Supply Systems Nuclear Power
      Project No. 1 Revenue Bond,
      Series A
       6.300%, 07/01/09              2,000       2,100
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Washington State Public Power
      Supply Systems Nuclear Power
      Project No. 2 Revenue
      Bond (A)
       5.550%, 07/01/10             $2,500  $    2,481
   Washington State Public Power
      Supply Systems Nuclear Power
      Project No. 2 Revenue Bond,
      Series A
       5.500%, 07/01/04 (A)          3,000       3,120
       6.100%, 07/01/06              1,030       1,105
       6.000%, 07/01/12              1,000       1,009
   Washington State Public
      Power Supply (A)
       6.250%, 07/01/12              2,000       2,093
                                            ----------
                                                20,602
                                            ----------
  WISCONSIN -- 2.6%
   Wisconsin Housing & Economic
      Development Home Ownership
      Series E Revenue Bond Callable
      09/01/06 @ 102
       5.900%, 09/01/16              1,000       1,004
   Wisconsin State, GO, Series A
       5.750%, 05/01/03              3,305       3,536
       5.800%, 05/01/07              1,355       1,440
                                            ----------
                                                 5,980
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $207,387)                             217,248
                                            ----------

CASH EQUIVALENTS -- 0.5%
   Fidelity Tax-Exempt Money
      Market Fund                      592         592
   Lehman Brothers Institutional
      Tax-Free Money Market Fund       592         592
                                            ----------
TOTAL CASH EQUIVALENTS
   (Cost $1,184)                                 1,184
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.1%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $11,602,509 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $11,825,400)           $11,597   $  11,597
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,597)                               11,597
                                            ----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $220,168)                             230,029
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.4%)                                  (993)
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 22,333,693
   outstanding shares of
   beneficial interest                        $219,107
Accumulated net realized
   gain on investments                              32
Net unrealized appreciation
   on investments                                9,861
Undistributed net investment income                 36
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $229,036
                                            ----------
                                            ----------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.26
                                            ----------
                                            ----------

(A) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, CAPITAL GUARANTY, CONNIE LEE, FGIC, FHA, FSA, GNMA OR MBIA.
(B) WHEN ISSUED SECURITY
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT--ALTERNATIVE MINIMUM TAX
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHA--FEDERAL HOUSING AUTHORITY
FSA--FINANCIAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   36

AS OF NOVEMBER 30, 1996                                              1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 CONNECTICUT TAX-EXEMPT INCOME FUND
[PIE CHART]

WATER AND SEWER BONDS                   4%
INDUSTRIAL DEVELOPMENT & POLLUTION
   CONTROL BONDS                        5%
HEALTH CARE BONDS                      19%
OTHER REVENUE BONDS                    17%
REVENUE RECOVERY BONDS                 12%
CASH EQUIVALENTS                        7%
GENERAL OBLIGATION BONDS                8%
TRANSPORTATION BONDS                    6%
ALTERNATIVE MINIMUM TAX BONDS           5%
HOUSING BONDS                          10%
UTILITY BONDS                           2%
EDUCATION BONDS                         5%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 92.2%
  CONNECTICUT -- 80.6%
   Bridgeport, Connecticut, GO (B)
       8.750%, 08/15/05            $   500   $     629
   Bridgeport, Connecticut, GO,
      Series A
       6.125%, 03/01/05              2,000       2,138
   Bristol, Connecticut, Resource
      Recovery Bond, Ogden Martin
      System Project
       6.500%, 07/01/14              3,000       3,188
   Connecticut State Airport
      Revenue Bond, Bradley
      International Airport (B)
       7.650%, 10/01/12              2,000       2,323
   Connecticut State, Certificates
      of Participation, Middletown
      Courthouse Facilities
      Project (B)
       6.250%, 12/15/08              1,500       1,613
   Connecticut State Clean Water
      Funding Revenue Bond
       5.600%, 06/01/09                750         776
       7.000%, 01/01/11                300         335
   Connecticut State
      Development Bond (B)
       6.550%, 06/15/09                500         553
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Connecticut State Development
      Bond, Duncaster Project
       6.700%, 09/01/07             $3,350   $   3,622
   Connecticut State Development
      Bond, Pfizer Project
       6.550%, 02/15/13                250         273
   Connecticut State Development
      Bond, Series A
       6.000%, 11/15/08                500         526
   Connecticut State Health &
      Educational Facilities Bond,
      Bridgeport Hospital, Series A (B)
       6.500%, 07/01/05                250         276
       6.550%, 07/01/06                400         442
       6.500%, 07/01/12                500         538
   Connecticut State Health &
      Educational Facilities Bond,
      Bridgeport Hospital,
      Series C (B)
       5.250%, 07/01/15              1,000         971
   Connecticut State Health &
      Educational Facilities Bond,
      Choate Rosemary Hall,
      Series A (B)
       6.800%, 07/01/15                750         833
   Connecticut State Health &
      Educational Facilities Bond,
      Connecticut State University
      System, Series A (B)
       5.125%, 11/01/12                500         492
   Connecticut State Health &
      Educational Facilities Bond,
      Danbury Hospital, Series E (B)
       6.500%, 07/01/05                500         546
   Connecticut State Health &
      Educational Facilities Bond,
      Greenwich Hospital,
      Series A (B)
       5.750%, 07/01/16              2,000       2,043
   Connecticut State Health &
      Educational Facilities Bond,
      New Britian Hospital,
      Series B (B)
       6.000%, 07/01/09                500         531

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CONNECTICUT (CONTINUED)
   Connecticut State Health &
      Educational Facilities Bond,
      New Haven Hospital,
      Series H (B)
       5.625%, 07/01/16             $1,000  $    1,014
   Connecticut State Health &
      Educational Facilities Bond,
      New Horizons Village
      Project (B)
       7.050%, 11/01/09              1,000       1,160
   Connecticut State Health &
      Educational Facilities Bond,
      Newington Children's
      Hospital, Series A (B)
       5.850%, 07/01/07              1,110       1,184
   Connecticut State Health &
      Educational Facilities Bond,
      Sacred Heart University,
      Series A (A)
       6.600%, 07/01/07                300         335
   Connecticut State Health &
      Educational Facilities Bond,
      Sharon Health Care Project (B)
       6.000%, 11/01/09              1,000       1,066
   Connecticut State Health &
      Educational Facilities Bond,
      St. Raphael Hospital, Series F (B)
       6.200%, 07/01/14                500         523
   Connecticut State Health &
      Educational Facilities Bond,
      Stamford Hospital (B)
       5.400%, 07/01/09              2,000       2,030
   Connecticut State Health &
      Educational Facilities Bond,
      University of Hartford, Series D
       6.750%, 07/01/12              2,750       2,846
   Connecticut State Health &
      Educational Facilities Bond,
      Wadsworth Nursing Home (B)
       7.125%, 11/01/14                500         574
   Connecticut State Higher
      Education Revenue Bond,
      Family Education Loan
      Program, Series A, AMT
       7.000%, 11/15/05                640         682
-------------------------------------------------------------------------------
CDESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Connecticut State Higher
      Education Revenue Bond,
      Series A
       6.500%, 11/15/00            $   260    $    276
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series A
       5.950%, 05/15/11              2,715       2,807
       6.200%, 05/15/14                650         665
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series B
       6.050%, 11/15/03                500         529
       6.350%, 11/15/06                400         425
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series B (A)
       7.200%, 11/15/01                500         513
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance
      Program, Series B1 (A)
       7.550%, 11/15/08                225         235
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      Series C-1
       6.000%, 11/15/10              1,010       1,038
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      SubSeries B1
       6.000%, 11/15/15              2,000       2,025
       6.000%, 05/15/08                300         316
   Connecticut State Housing
      Finance Bond, Housing
      Mortgage Finance Program,
      SubSeries B4
       7.300%, 11/15/03              1,000       1,055
   Connecticut State Resource
      Recovery Bond, Bridgeport
      Resources, Series A
       7.625%, 01/01/09                600         619

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CONNECTICUT (CONTINUED)
   Connecticut State Resource
      Recovery Bond, Mid-Connecticut
      System Project, Series A (B)
       5.375%, 11/15/10             $2,000  $    2,008
   Connecticut State Resource
      Recovery Bond, Mid-
      Connecticut System Project,
      Series A (B)
       5.500%, 11/15/11              1,500       1,515
   Connecticut State Resource
      Recovery Bond, Series A, AMT
       8.000%, 11/15/08              1,500       1,626
      8.000%, 11/15/15               2,000       2,168
   Connecticut State Resource
      Recovery Bond, Wallingford
      Project, Series A, AMT (A)
       7.125%, 11/15/08                250         259
   Connecticut State Resource
      Recovery Bond, Wallingford
      Resources Project,
      Series 1, AMT
       6.700%, 11/15/02                800         868
   Connecticut State Special
      Tax Bond (B)
       5.250%, 01/01/11                500         496
   Connecticut State Special Tax
      Bond, Transportation
      Infrastructure, Series A
       5.400%, 09/01/09                500         510
   Connecticut State Special Tax
      Bond, Transportation
      Infrastructure, Series A (B)
       5.600%, 06/01/13                500         506
       5.700%, 06/01/12              1,160       1,187
   Connecticut State Special
      Tax Bond, Transportation
      Infrastructure, Series B (B)
       6.100%, 09/01/08                500         550
       5.500%, 10/01/11              4,920       5,006
       5.600%, 10/01/12              1,000       1,015
       5.600%, 10/01/13              1,000       1,011
   Connecticut State, Series A, GO
       6.500%, 03/15/07                750         832
   Connecticut State, Series C, GO
       5.800%, 08/15/08              1,500       1,583
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Eastern Connecticut, Resource
      Recovery Bond, Wheelabrator
      Libson Project, Series A
       5.500%, 01/01/14             $2,775   $   2,654
   Hartford, Connecticut, GO (B)
       5.700%, 10/01/12                500         512
       5.750%, 10/01/13              1,000       1,024
   New Haven, Connecticut
      Revenue Bond, Air Right
      Packaging Facility (B)
       6.500%, 12/01/15              2,000       2,150
   South Central Connecticut
      Regional Water Authority
      Revenue Bond, Series A (B)
       6.000%, 08/01/09                985       1,045
       6.000%, 08/01/10              1,045       1,104
   Stratford, Connecticut, GO (B)
       5.600%, 04/15/12                440         442
                                            ----------
                                                74,636
                                            ----------
  GUAM -- 2.1%
   Guam Government Limited
      Obligation Highway,
      Series A (B)
       6.250%, 05/01/07                750         815
   Guam Power Authority Revenue
      Bond, Series A (B)
       5.900%, 10/01/08              1,000       1,069
                                            ----------
                                                 1,884
                                            ----------
  PUERTO RICO -- 9.5%
   Puerto Rico Commonwealth,
      Aqueduct & Sewer
      Revenue Bond
       6.000%, 07/01/09                250         272
   Puerto Rico Commonwealth,
      Highway & Transportation
      Revenue Bond, Series X
       5.300%, 07/01/04                700         712
   Puerto Rico Industrial, Medical
      & Environmental Revenue
      Bond, Abbott Chemicals Project
       6.500%, 07/01/09                500         501

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Medical
      & Environmental Revenue
      Bond, PepsiCo Project
       6.250%, 11/15/13             $2,750  $    2,953
   Puerto Rico Municipal Finance
      Agency Revenue Bond,
      Series A (B)
       6.000%, 07/01/09              2,650       2,822
   Puerto Rico Telephone
      Revenue Bond, Series L
       5.750%, 01/01/08              1,000       1,029
       6.000%, 01/01/12                500         514
                                            ----------
                                                 8,803
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $81,810)                               85,323
                                            ----------

CASH EQUIVALENTS -- 1.6%
   Fidelity Tax-Exempt Money
      Market Fund                      751         751
   Lehman Brothers Institutional
      Tax-Free Money Market Fund       752         752
                                            ----------
TOTAL CASH EQUIVALENTS
   (Cost $1,503)                                 1,503
                                            ----------

REPURCHASE AGREEMENT -- 5.3%
   Prudential Securities
      5.66%, dated 11/29/96, matures
      12/02/96, repurchase price
      $4,902,518 (collateralized by U.S.
      Treasury Bill par value
      $5,895,000, 08/15/15; various
      U.S. Treasury Notes ranging in
      par value $1,792,000-$23,105,000,
      5.125%-8.50%, 05/15/97-06/30/01;
      various U.S. Treasury Bonds ranging
      in par value $3,000,000-$5,604,000,
      8.00%-13.75%, 08/15/04-11/15/21;
      various U.S. Treasury Interest &
      Principal STRIPS ranging in par value
      $5,895,000-$22,425,000, 04/17/97-
      05/15/98: total market
      value $5,865,015)              4,900       4,900
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,900)                               $ 4,900
                                             ---------
TOTAL INVESTMENTS -- 99.1%
   (Cost $88,213)                               91,726
                                             ---------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.9%                                     839
                                             ---------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 8,841,498
   outstanding shares of beneficial interest    89,030
Accumulated net realized gain on investments        16
Net unrealized appreciation on investments       3,513
Undistributed net investment income                  6
                                             ---------
TOTAL NET ASSETS -- 100.0%                     $92,565
                                             ---------
                                             ---------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.47
                                             ---------
                                             ---------

(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(B) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, CAPITAL GUARANTY, CONNIE LEE, FGIC, FSA, OR MBIA.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT--ALTERNATIVE MINIMUM TAX
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INVESTOR ASSURANCE
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND

[PIE CHART]
WATER AND SEWER BONDS                   12%
GENERAL OBLIGATION BONDS                32%
HEALTH CARE BONDS                       13%
HOUSING BONDS                           10%
TRANSPORTATION BONDS                    13%
EDUCATION BONDS                          9%
UTILITY BONDS                            4%
RESOURCE RECOVERY BONDS                  2%
CASH EQUIVALENTS                         3%
ALT. MIN. TAX BONDS                      2%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.1%
  MASSACHUSETTS -- 93.5%
   Boston, Massachusetts, GO,
      Series A
       5.650%, 02/01/09             $1,500      $1,554
   Chelsea, Massachusetts, GO,
      School Loan Project (A)
       6.000%, 06/15/02              1,000       1,074
       6.000%, 06/15/04                650         704
       5.700%, 06/15/06              1,000       1,064
   Holyoke, Massachusetts, GO,
      Series A (A)
       5.600%, 06/15/11              1,000       1,020
       5.500%, 06/15/16                815         825
   Lawrence, Massachusetts, GO (A)
       5.375%, 09/15/05                410         421
       6.250%, 02/15/09              1,475       1,602
   Lowell, Massachusetts, GO (A)
       5.500%, 01/15/10              1,140       1,153
       5.500%, 08/01/11              2,740       2,791
       6.625%, 04/01/15              1,000       1,089
   Lynn, Massachusetts, Water &
      Sewer Commission Revenue
      Bond (A)
       5.250%, 12/01/05                475         492
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts Bay Transportation
      Authority Revenue Bond,
      Series A
       5.500%, 03/01/07             $1,500    $  1,567
       5.800%, 03/01/10              2,640       2,736
   Massachusetts Bay Transportation
      Authority Revenue Bond,
      Series A (A)
       5.750%, 03/01/18              3,325       3,408
   Massachusetts Bay Transportation
      Authority Revenue Bond,
      Series B (A)
       6.000%, 03/01/12              4,000       4,150
   Massachusetts Bay Transportation
      Authority Revenue Bond,
      Series D
       5.600%, 03/01/08              1,885       1,991
   Massachusetts State Cons Ln
      Series B (A)
       5.875%, 08/01/10              2,000       2,097
   Massachusetts State Educational
      Loan Authority, Issue E,
      Series B (A)
       6.000%, 01/01/12                450         458
       6.300%, 07/01/12              1,000       1,039
   Massachusetts State GO, Series A
       5.500%, 02/01/11              3,500       3,535
   Massachusetts State GO, Series B
       5.500%, 11/01/07 (A)          1,000       1,051
       6.500%, 08/01/08              5,315       5,993
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Brigham &
      Women's Hospital Project,
      Issue D
       6.750%, 07/01/13              1,500       1,598
   Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Dana Farber Cancer Project,
      Series E
       6.250%, 10/01/09              1,000       1,059

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)
   Massachusetts State Health &
      Educational Facilities
      Authority Revenue Bond,
      Dana Farber Cancer Project,
      Series F (A)
       6.000%, 12/01/15             $1,445  $    1,490
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Dana Farber
      Cancer Project, Series G-1
       6.250%, 12/01/09              1,175       1,262
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Emerson
      Hospital Project, Series D (A)
       5.800%, 08/15/18              3,000       3,045
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Harvard
      University Project, Series M
       5.750%, 12/01/11              1,000       1,036
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Massachusetts
      General Hospital, Series G (A)
       5.375%, 07/01/11              2,000       2,003
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, New England
      Deaconess Hospital Project,
      Series C
       7.200%, 04/01/11                830         881
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Newton-
      Wellesley Hospital Project,
      Issue E (A)
       5.875%, 07/01/15              3,000       3,067
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Northeastern
      University Project,
      Series E (A)
       6.500%, 10/01/12              1,000       1,078
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Smith College
      Project, Series D
       5.750%, 07/01/16             $1,250  $    1,259
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Tufts University
      Project, Series F (A)
       5.950%, 08/15/18              3,000       3,079
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bond, Baystate
      Medical Center Project,
      Series D (A)
       6.000%, 07/01/15              2,000       2,057
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Housing Project,
      Series A
       6.300%, 10/01/13              4,950       5,055
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Residential Development
      Project, Series A (A)
       6.875%, 11/15/11              1,750       1,888
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Series A (A)
       5.850%, 12/01/08              1,245       1,289
   Massachusetts State Housing
      Finance Agency Revenue
      Bond, Single Family Housing
      Project, Series 14 (A)
       7.700%, 12/01/14              1,935       2,027
   Massachusetts State Housing
      Finance (A)
       6.100%, 07/01/15              2,000       2,065
   Massachusetts State Industrial
      Finance Agency Revenue
      Bond, Babson College Project,
      Series A (A)
       6.375%, 10/01/09              1,000       1,080
       5.750%, 10/01/15              1,000       1,024

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)
   Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond, Series B
       6.750%, 07/01/05             $1,000  $    1,090
   Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond, Series D
       6.000%, 07/01/05              1,000       1,051
   Massachusetts State Municipal
      Wholesale Electric Revenue
      Bond, Series E (A)
       6.000%, 07/01/11              2,500       2,603
   Massachusetts State Port
      Authority Revenue Bond,
      Series A
       6.000%, 07/01/13              1,050       1,083
   Massachusetts State, Series B (A)
       5.400%, 11/01/07              2,000       2,097
   Massachusetts State Resource
      Recovery Revenue Bond,
      Refusetech Project, Series A
       6.150%, 07/01/02                900         944
       6.300%, 07/01/05              1,000       1,054
   Massachusetts State Special
      Obligation Revenue Bond,
      Series A
       5.500%, 06/01/07              2,000       2,065
       5.750%, 06/01/12                700         717
   Massachusetts State Water
      Pollution Abatement Trust
      Revenue Bond, New Bedford
      Project, Series A
       5.700%, 02/01/12              1,450       1,501
       5.700%, 02/01/15              3,000       3,067
   Massachusetts State Water
      Pollution Abatement Trust
      Revenue Bond, Pooled Loan
      Program, Series 2
       6.125%, 02/01/07                730         807
   Massachusetts State Water
      Resource Authority Revenue
      Bond, Series B
       5.875%, 11/01/04              1,000       1,070
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State Water
      Resource Authority Revenue
      Bond, Series C
       6.000%, 12/01/11             $2,000  $    2,142
   Massachusetts State Water
      Resource Authority Revenue
      Bond, Series B
       6.250%, 11/01/10              3,175       3,369
   Massachusetts State Water
      Resource Authority Revenue
      Bond, Series C
       6.000%, 11/01/05              2,000       2,147
   Massachusetts State Cons Ln,
      Series B
       6.000%, 08/01/13              3,000       3,150
   Nantucket Islands Land Bank,
      Massachusetts, GO, Series E
       7.000%, 07/01/05              1,505       1,644
   Nantucket, Massachusetts, GO
       6.800%, 12/01/11              1,425       1,576
   Rockport, Massachusetts, GO (A)
       6.800%, 12/15/02              1,100       1,206
   Southbridge, Massachusetts,
      GO (A)
       6.375%, 01/01/12                500         534
   Springfield Massachusetts (A)
       5.300%, 08/01/11              1,000         995
   University of Lowell Building
      Authority, Massachusetts,
      Fifth Series A
       5.625%, 11/01/14              3,000       3,090
   Worcester, Massachusetts, GO (A)
       6.250%, 10/01/08                430         471
                                            ----------
                                               118,629
                                            ----------
  PUERTO RICO -- 1.6%
   Commonwealth of Puerto
      Rico, GO, Series A
       6.000%, 07/01/06              1,000       1,059
   Commonwealth of Puerto
      Rico, GO (A)
       5.500%, 07/01/13              1,000       1,015
                                            ----------
                                                 2,074
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (Cost $117,851)                            $120,703
                                            ----------

REPURCHASE AGREEMENT -- 3.4%
    Greenwich Capital
       5.70%, dated 11/29/96, matures
       12/02/96, repurchase price
       $4,269,027 (collateralized
       by various U.S. Treasury Notes
       ranging in par value $545,000-
       $148,507,000, 6.25%-8.00%,
       03/31/01- 05/21/01: total
       market value $4,356,726)    $4,267        4,267
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $4,267)                                 4,267
                                            ----------
TOTAL INVESTMENTS -- 98.5%
   (Cost $122,118)                             124,970
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.5%                                   1,885
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 12,585,474
   outstanding shares of
   beneficial interest                        $125,371
Accumulated net realized loss
    on investments                              (1,341)
Net unrealized appreciation
   on investments                                2,852
Distribution in excess of
   net investment income                           (27)
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $126,855
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.08
                                            ----------
                                            ----------

(A) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, FGIC, FSA, OR MBIA.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT--ALTERNATIVE MINIMUM TAX
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INVESTORS ASSURANCE

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

[PIE CHART]
GENERAL OBLIGATION BONDS                18%
INDUSTRIAL DEVELOPMENT & POLLUTION
   CONTROL BONDS                         8%
EDUCATION BONDS                         11%
ALTERNATIVE MINIMUM TAX BONDS           10%
HOUSING BONDS                           13%
OTHER REVENUE BONDS                      8%
HEALTH CARE BONDS                       11%
CASH EQUIVALENTS                        11%
TRANSPORTATION BONDS                     3%
WATER AND SEWER BONDS                    7%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 88.2%
  RHODE ISLAND -- 84.4%
   Bristol County, Rhode Island,
      Water Authority General
      Revenue Bond (B)
       5.200%, 12/01/14             $1,000     $   969
   Cranston, Rhode Island, GO (B)
       6.100%, 06/15/10              1,000       1,076
       6.100%, 06/15/15              1,000       1,064
   Cumberland, Rhode
      Island, GO (B)
       5.900%, 10/01/06                500         531
   Kent County, Rhode Island,
      Water Authority General
      Revenue Bond (B)
       6.000%, 07/15/08                500         534
   North Providence, Rhode
      Island, Series A (B)
       6.000%, 07/01/12              1,100       1,173
       6.050%, 07/01/13                500         536
   Pawtucket, Rhode Island, GO (B)
       5.625%, 04/15/07                750         789
       5.750%, 04/15/08                500         527
   Providence, Rhode Island, GO (B)
       6.750%, 01/15/07                500         538
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Providence, Rhode Island,
      Housing Development
      Revenue Bond, Barbara
      Jordan Apartments Project,
      Series A (B)
       6.500%, 07/01/09            $   460   $     481
   Providence, Rhode Island,
      Public Building Authority
      GO, Series A (B)
       5.400%, 12/15/11                500         500
   Rhode Island Capital
      Development GO, Series B
       6.250%, 05/15/05              1,000       1,078
   Rhode Island Clean Water
      Agency Revenue Bond,
      Safe Drinking Water Project,
      Series A (B)
       6.500%, 01/01/09                500         548
   Rhode Island Clean Water
      Agency Revenue Bond,
      Series A (B)
       6.600%, 10/01/08                500         548
       6.750%, 10/01/13                500         549
   Rhode Island Convention
      Center Authority Revenue
      Bond, Series A (B)
       5.500%, 05/15/13              1,000         998
   Rhode Island Depositor's
      Economic Protection Agency
      Revenue Bond, Series A (B)
       6.500%, 08/01/07                500         561
   Rhode Island Depositor's
      Economic Protection Agency
      Revenue Bond, Series B (B)
       5.800%, 08/01/12              1,000       1,049
   Rhode Island Health &
      Educational Building Revenue
      Bond, Kent Hospital Project (B)
       7.000%, 07/01/10                500         551
   Rhode Island Health &
      Educational Building Revenue
      Bond, Landmark Medical
      Project (B)
       5.600%, 10/01/12              1,000       1,008
   Rhode Island Health &
      Educational Building Revenue
      Bond, Miriam Hospital Project
       7.250%, 04/01/11                500         523

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
RHODE ISLAND (CONTINUED)
   Rhode Island Health &
      Educational Building Revenue
      Bond, New England
      Institutional Project (B)
       5.900%, 03/01/10              $ 400     $   408
   Rhode Island Health &
      Educational Building Revenue
      Bond, R.I. School Design (B)
       5.625%, 06/01/16              2,000       2,013
   Rhode Island Health &
      Educational Building Revenue
      Bond, Roger Williams
      Hospital Project
       7.750%, 07/01/16              1,000       1,050
   Rhode Island Health &
      Educational Building Revenue
      Bond, Roger Williams
      Project (B)
       6.500%, 11/15/08                500         537
   Rhode Island Health &
      Educational Building Revenue
      Bond, Roger Williams
      Project (B)
       7.000%, 11/15/09                545         608
       7.200%, 11/15/14              1,500       1,682
   Rhode Island Health &
      Educational Building Revenue
      Bond, Salve Regina
      Project (B)
       6.200%, 03/15/08              1,000       1,061
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series 2
       7.700%, 10/01/10                500         526
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series 7-B
       6.700%, 10/01/12                750         790
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series 13
       6.700%, 10/01/15              2,000       2,103
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series 19-A
       5.700%, 04/01/15             $1,500  $    1,508
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series A (A)
       5.650%, 10/01/07              1,000       1,008
   Rhode Island Housing &
      Mortgage Financing Revenue
      Bond, Series E-1 (B)
       7.500%, 10/01/11                975       1,037
   Rhode Island Industrial
      Development Revenue Bond,
      Cre Corporation Project,
      AMT (A)
       6.500%, 03/01/14                500         512
   Rhode Island Industrial Facilities
      Revenue Bond
       6.000%, 11/01/14              2,850       2,971
   Rhode Island Port Authority  &
      Economic Development
      Revenue Bond, Shepard
      Building Project, Series B (B)
       6.500%, 06/01/08                500         552
       6.750%, 06/01/15                515         566
   Rhode Island Student Loan
      Authority Revenue Bond,
      AMT, Series A
       6.550%, 12/01/00                500         529
   Rhode Island Student Loan
      Authority Revenue Bond,
      AMT, Series B
       6.850%, 12/01/02                500         540
       7.000%, 12/01/04              1,390       1,503
   Villa Excelsior, Rhode Island
      Housing Development
      Mortgage Revenue Bond (B)
       6.650%, 07/01/12                485         513
   Warwick, Rhode Island, GO,
      Series A (B)
       6.600%, 11/15/06                500         549
   Westerly, Rhode Island, GO (B)
       5.850%, 09/15/08                450         476
                                            ----------
                                                39,173
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  PUERTO RICO -- 3.8%
   Puerto Rico Highway &
      Transportation Authority
      Revenue Bond, Series V
       6.375%, 07/01/07             $1,135  $    1,211
   Puerto Rico Industrial Medical
      & Environmental Pollution
      Control Revenue Bond,
      PepsiCo Project, Series A
       6.250%, 11/15/13                500         539
                                            ----------
                                                 1,750
                                            ----------
TOTAL MUNICIPAL BONDS
   (Cost $39,131)                               40,923
                                            ----------

CASH EQUIVALENTS -- 4.4%
   Fidelity Tax-Exempt Money
      Market Fund                    1,017       1,017
   Lehman Brothers Institutional
      Tax-Free Money Market Fund     1,017       1,017
                                            ----------
TOTAL CASH EQUIVALENTS
   (Cost $2,034)                                 2,034
                                            ----------

REPURCHASE AGREEMENT -- 6.4%
   Prudential Securities
      5.66%, dated 11/29/96, matures
      12/02/96, repurchase price
      $2,979,142 (collateralized by
      U.S. Treasury Bill par value
      $5,895,000, 08/15/15; various
      U.S. Treasury Notes ranging in
      par value $1,792,000-$23,105,000,
      5.125%-8.50%, 05/15/97-06/30/01;
      various U.S. Treasury Bonds ranging
      in par value $3,000,000-$5,604,000,
      8.00%-13.75%, 08/15/04-11/15/21;
      various U.S. Treasury Interest &
      Principal STRIPS ranging in par
      value $5,895,000-$22,425,000,
      04/17/97-05/15/98: total market
      value $3,559,809)              2,978       2,978
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,978)                                 2,978
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
   (Cost $44,143)                            $  45,935
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.0%                                     440
                                            ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 4,476,870
   outstanding shares of
   beneficial interest                         44,600
Accumulated net realized loss
   on investments                                 (10)
Net unrealized appreciation
   on investments                               1,792
Distributions in excess of
   net investment income                           (7)
                                           ----------
TOTAL NET ASSETS -- 100.0%                  $  46,375
                                           ----------
                                           ----------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                  $10.36
                                           ----------
                                           ----------

(A) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
(B) SECURITIES ARE HELD IN CONNECTION WITH BOND INSURANCE FROM AMBAC, CONNIE LEE, FGIC, FHA, FSA, OR MBIA
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT--ALTERNATIVE MINIMUM TAX
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHA--FINANCIAL HOUSING AUTHORITY
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INVESTOR ASSURANCE
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 ASSET ALLOCATION FUND

[PIE CHART]
CASH EQUIVALENTS                        11%
COMMON STOCK                            53%
PREFERRED STOCK                          1%
ASSET-BACKED SECURITIES                  3%
CORPORATE OBLIGATIONS                    6%
MEDIUM-TERM NOTES                        3%
U.S. GOVERNMENT MORTGAGE-BACKED BONDS    4%
U.S. TREASURY OBLIGATIONS               19%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 52.8%
  AEROSPACE & DEFENSE -- 1.7%
   Raytheon                          7,400  $      378
                                            ----------
  AIR TRANSPORTATION -- 1.7%
   AMR (A)                           4,000         365
                                            ----------
  BANKS -- 1.5%
   Norwest                           7,000         327
                                            ----------
  BASIC INDUSTRIES -- 3.7%
   E.I. du Pont de Nemours           4,500         424
   Willamette Industries             5,500         374
                                            ----------
                                                   798
                                            ----------
  CAPITAL GOODS/MACHINERY
   CONSTRUCTION -- 5.1%
   Dover                             6,000         320
   General Electric                  5,000         520
   W.W. Grainger                     3,500         278
                                            ----------
                                                 1,118
                                            ----------
  CONSUMER NON-DURABLES/
   WHOLESALE TRADE -- 4.1%
   Nestle ADR                        7,500         407
   Procter & Gamble                  4,500         489
                                            ----------
                                                   896
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  ENERGY -- 8.6%
   Exxon                             5,800  $      549
   Mobil                             3,800         460
   Noble Affiliates                  7,000         330
   Schlumberger                      5,200         541
                                            ----------
                                                 1,880
                                            ----------
  FINANCIAL SERVICES -- 7.0%
   Allstate                          7,500         452
   American International Group      5,000         575
   FNMA                             12,000         495
                                            ----------
                                                 1,522
                                            ----------
  HEALTH CARE -- 7.6%
   Bristol-Myers Squibb              4,000         455
   Genzyme (A)                       8,000         182
   Johnson & Johnson                 9,000         478
   Merck                             6,500         539
                                            ----------
                                                 1,654
                                            ----------
  MEDICAL PRODUCTS &
   SERVICES -- 1.2%
   Boston Scientific (A)             4,500         263
                                            ----------
  RAILROADS -- 1.9%
   Burlington Northern Santa Fe      4,500         404
                                            ----------
  TECHNOLOGY -- 6.8%
   Computer Associates
      International                  6,000         395
   Ericsson Telephone ADR (A)       16,000         494
   Hewlett Packard                   5,500         296
   Lucent Technologies               5,614         288
                                            ----------
                                                 1,473
                                            ----------
  WHOLESALE -- 1.9%
   Sysco                            12,000         410
                                            ----------
TOTAL COMMON STOCKS
   (Cost $8,840)                                11,488
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.1%
   U.S. Treasury Bonds
       8.125%, 08/15/19           $    100  $      119
       7.250%, 08/15/22                500         547
       7.125%, 02/15/23                300         324
   U.S. Treasury Notes
       5.000%, 01/31/99                100          99
       5.500%, 04/15/00                200         199
       6.250%, 05/31/00                500         508
       6.125%, 07/31/00              1,100       1,112
       5.625%, 11/30/00                250         248
       6.500%, 08/15/05                500         515
       5.625%, 02/15/06                500         485
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $4,086)                                 4,156
                                            ----------

U.S. GOVERNMENT MORTGAGE-BACKED
  BONDS -- 3.5%
   Federal National Mortgage
      Association
       6.500%, 05/01/11                593         589
   Government National Mortgage
      Association
       7.500%, 06/12/23                175         178
                                            ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   BONDS
   (Cost $758)                                     767
                                            ----------

MEDIUM-TERM NOTES -- 2.8%
   Federal National Mortgage
      Association
       7.720%, 12/16/96                100         100
       7.070%, 06/25/01                500         515
                                            ----------
TOTAL MEDIUM-TERM NOTES
   (Cost $600)                                     615
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 6.3%
   Allstate
       5.875%, 06/15/98               $100  $      100
   Associates of North America
       9.700%, 05/01/97                100         102
   AT&T
       7.000%, 05/15/05                200         207
   Chase Manhattan
       8.000%, 06/15/99                200         209
   Ford Motor
       7.250%, 10/01/08                250         260
   Ford Motor Credit
       6.750%, 05/15/05                100         100
   General Motors
       7.100%, 03/15/06                 75          77
   General Motors Acceptance
       6.625%, 04/24/00                 75          76
       6.625%, 10/01/02                200         203
   Private Export Funding
       8.400%, 07/31/01                 25          27
                                            ----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,340)                                 1,361
                                            ----------

ASSET-BACKED SECURITIES -- 3.2%
   Ford Credit Grantor,
      Series 1994-B, Class A
       7.300%, 10/15/99                 37          38
   Premier Auto Trust,
      Series 1993-4, Class A2
       4.650%, 02/02/99                 41          41
   Sears Credit Account Master
      Trust, Series 1996-4, Class A
       6.450%, 10/15/06                500         506
   Signet Credit Card Master Trust,
      Series 1993-3, Class B
       5.250%, 04/15/00                100         100
                                            ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $674)                                     685
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 ASSET ALLOCATION FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
PREFERRED STOCK -- 0.9%
   Hartford Capital II Preferred (A) $8,000  $     206
                                            ----------
TOTAL PREFERRED STOCK
   (Cost $200)                                     206
                                            ----------

REPURCHASE AGREEMENT -- 10.7%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $2,326,784 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $2,372,860)              2,326       2,326
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,326)                                 2,326
                                            ----------
TOTAL INVESTMENTS -- 99.3%
   (Cost $18,824)                               21,604
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.7%                                     152
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 1,674,745 outstanding
   shares of beneficial interest             $  18,647
Accumulated net realized gain
   on investments                                  236
Net unrealized appreciation
   on investments                                2,780
Undistributed net investment income                 93
                                            ----------
TOTAL NET ASSETS -- 100.0%                     $21,756
                                            ----------
                                            ----------
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $12.99
                                            ----------
                                            ----------

(A) NON-INCOME PRODUCING SECURITY.
ADR--AMERICAN DEPOSITORY RECEIPT

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 GROWTH AND INCOME FUND

[PIE CHART]
CONSUMER DURABLES                        1%
CONTAINERS & PACKAGING                   1%
CONSUMER NON-DURABLES                    8%
ENERGY                                  12%
FINANCIAL SERVICES                       1%
HEALTH CARE                              8%
INSURANCE                                3%
MERCHANDISE STORES                       9%
REAL ESTATE INVESTMENT TRUSTS            5%
RESTAURANTS                             12%
TECHNOLOGY                              22%
TELEPHONE & TELECOMMUNICATIONS           2%
CASH EQUIVALENTS                         9%
BASIC INDUSTRIES                         3%
CAPITAL GOODS/MACHINERY                  4%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 86.1%
  BASIC INDUSTRIES -- 3.3%
   AK Steel Holding                100,000  $    3,807
   E.I. du Pont de Nemours          50,000       4,713
   Nucor                            75,000       4,078
                                            ----------
                                                12,598
                                            ----------
  CAPITAL GOODS/MACHINERY
   CONSTRUCTION -- 4.0%
   General Electric                 40,000       4,160
   Hardinge                        109,375       2,898
   Robotic Vision Systems (A)      275,000       3,575
   NN Ball and Roller               60,000         795
   UCAR International (A)          102,500       3,882
                                            ----------
                                                15,310
                                            ----------
  CONSUMER DURABLES -- 1.0%
   Newell                          125,000       3,875
                                            ----------
  CONTAINERS & PACKAGING -- 1.1%
   Crown Cork & Seal                75,000       3,975
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  CONSUMER NON-DURABLES -- 8.3%
   Cintas                           30,000  $    1,823
   Coca Cola                       158,112       8,083
   Gillette                         60,000       4,425
   ITT (A)                          50,000       2,306
   Rentokil Group                  650,000       4,744
   Walt Disney                      90,000       6,638
   Wolford AG                       30,000       3,557
                                            ----------
                                                31,576
                                            ----------
  ENERGY -- 12.0%
   Amoco                            45,000       3,493
   Arakis Energy (A)               310,000       1,841
   Chesapeake Energy (A)            48,750       3,187
   Enron                           150,000       6,863
   Exxon                            75,000       7,097
   Mobil                            50,000       6,050
   Occidental Petroleum            250,000       6,000
   Schlumberger                     75,000       7,800
   Tejas Gas (A)                    80,000       3,510
                                            ----------
                                                45,841
                                            ----------
  FINANCIAL SERVICES -- 0.6%
   Litchfield Financial (A)        178,500       2,321
                                            ----------
  HEALTH CARE -- 8.0%
   Abbott Laboratories              84,633       4,718
   Bausch & Lomb                   100,000       3,713
   Cardinal Health                  48,786       4,080
   Eli Lilly                        50,000       3,825
   Johnson & Johnson               100,000       5,313
   Medtronic                        60,000       3,968
   Merck                            60,000       4,980
                                            ----------
                                                30,597
                                            ----------
  INSURANCE -- 2.8%
   Allstate                        100,000       6,025
   American International Group     40,000       4,600
                                            ----------
                                                10,625
                                            ----------
  MERCHANDISE STORES -- 9.1%
   Bed Bath and Beyond (A)         200,000       5,238
   Carrefour Supermarche (A)        12,000       7,413
   Grand Optical Photoservice (A)   50,000       8,138

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 GROWTH AND INCOME FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
MERCHANDISE STORES (CONTINUED)
   Home Depot                      142,300  $    7,417
   Moebel Walther (A)              100,000       6,440
                                            ----------
                                                34,646
                                            ----------
  RESTAURANTS -- 12.3%
   Lone Star Steakhouse &
      Saloon (A)                   220,000       6,298
   Outback Steakhouse (A)           70,000       2,021
   Papa John's International (A)   225,000       7,256
   Pizza Express                 1,575,000      13,970
   Rainforest Cafe (A)              86,250       2,523
   Wetherspoon J.D.                700,000      14,625
                                            ----------
                                                46,693
                                            ----------
  TECHNOLOGY -- 21.8%
   Cambridge Technology
      Partners (A)                 249,000       7,595
   Cisco Systems (A)                75,000       5,091
   Donnelly Enterprise
      Solutions (A)                150,000       3,769
   Intel                           105,000      13,322
   Lucent Technologies              32,408       1,661
   Microsoft (A)                    55,000       8,628
   Motorola                         75,000       4,153
   Oracle (A)                      150,000       7,350
   SAP AG (A)                      100,000      13,823
   Security Dynamics Tech (A)      120,000       4,935
   Sun Microsystems (A)             55,000       3,204
   Texas Instruments                80,000       5,100
   Vanstar (A)                     175,000       4,769
                                            ----------
                                                83,400
                                            ----------
  TELEPHONES & TELECOMMUNICATIONS -- 1.8%
   AT&T                            100,000       3,925
   U.S. West Media Group (A)       150,000       2,869
                                            ----------
                                                 6,794
                                            ----------
TOTAL COMMON STOCKS
   (Cost $209,407)                             328,251
                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 5.0%
   Felcor Suite Hotels             200,000       7,125
   Hospitality Properties Trust    120,000       3,240
   RFS Hotel Investors             281,000       4,707
-------------------------------------------------------------------------------
DESCRIPTION                SHARES/PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Storage USA                      50,000  $    1,888
   Winston Hotels                  150,000       1,894
                                            ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $14,765)                               18,854
                                            ----------
REPURCHASE AGREEMENT -- 8.8%
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $33,489,636 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $34,134,174)           $33,474      33,474
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $33,474)                               33,474
                                            ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $257,646)                             380,579
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                     512
                                            ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 23,085,545 outstanding
   shares of beneficial interest               257,015
Accumulated net realized gain
   on investments                                  821
Net unrealized appreciation
   on investments                              122,933
Undistributed net investment income                322
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $381,091
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $16.51
                                            ----------
                                            ----------

(A) NON-INCOME PRODUCING SECURITY

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 GROWTH FUND

[PIE CHART]
CONSUMER DURABLES                        3%
CONSUMER NON-DURABLES                   11%
ENERGY                                  10%
FINANCIAL SERVICES                       6%
HEALTH CARE                             10%
INSURANCE                                2%
MERCHANDISE STORES                       7%
MISCELLANEOUS & BUSINESS SERVICES        1%
RESTAURANTS                              7%
TECHNOLOGY                              15%
TELEPHONE & TELECOMMUNICATIONS           3%
TRANSPORTATION                           1%
UTILITIES                                2%
CASH EQUIVALENTS                             11%
BASIC INDUSTRIES                         3%
CAPITAL GOODS/CONSTRUCTION               8%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS -- 89.3%
  BASIC INDUSTRIES -- 2.8%
   AK Steel Holding                 40,000  $    1,525
   Mosinee Paper                    43,200       1,480
   Nucor                            30,000       1,631
   Praxair                          28,800       1,400
   Texas Industries                  5,500         313
   Willamette Industries             6,450         439
                                            ----------
                                                 6,788
                                            ----------
  CAPITAL GOODS/CONSTRUCTION-- 8.6%
   Champion Enterprises (A)         60,250       1,258
   Channell Commercial (A)          50,000         563
   Deere                            11,400         509
   Dover                            22,000       1,174
   Elbit Vision Systems Ltd (A)     45,000         247
   Gildmeister Italiana            500,000       1,502
   GTS Duratek (A)                  50,000         644
   Hardinge                         50,000       1,325
   Ionics Incorporated (A)          15,650         755
   Kaydon                           38,100       1,557
   Manitowoc                        41,000       1,799
   NN Ball and Roller               65,000         861
   Oakwood Homes                    39,900         883
   Raychem                          17,300       1,475
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
   Robotic Vision Systems (A)       60,000  $      780
   Sealed Air (A)                   28,050       1,164
   Thermo Instrument Systems (A)    30,625       1,034
   UCAR International (A)           40,000       1,515
   U.S. Filter (A)                  30,400       1,041
   United Waste Systems (A)         24,600         824
                                            ----------
                                                20,910
                                            ----------
  CONSUMER DURABLES -- 3.2%
   Applied Graphics
      Technologies (A)              75,000       1,425
   Danaher                           8,150         365
   Diebold                          21,150       1,261
   Harley-Davidson                  11,400         506
   Meredith                         25,950       1,336
   Miller Herman                    36,900       1,734
   Omnicom Group                    15,075         769
   Rouse                            16,300         432
                                            ----------
                                                 7,828
                                            ----------
  CONSUMER NON-DURABLES -- 11.6%
   Bolder Technologies (A)          35,000         512
   Cintas                            9,950         604
   Callaway Golf                    24,125         733
   Coca Cola                        26,675       1,364
   Dekalb Genetics,  Cl B           13,050         486
   Enamelon (A)                    120,000         652
   Family Golf Centers (A)          15,000         469
   Gillette                         23,275       1,717
   Jones Apparel Group (A)          25,100         772
   Liz Claiborne                    33,075       1,402
   Morningstar Group (A)            36,000         621
   Nautica Enterprises (A)          62,450       1,998
   Nike, Cl B                       21,100       1,200
   Northland Cranberries           162,000       3,604
   Q-Zar (A)                       290,500       1,235
   Rentokil Group                  200,000       1,460
   Richfood Holdings                41,625       1,082
   Robert Half International (A)    56,450       2,103
   Safeway (A)                      30,200       1,227
   Service  International           69,200       2,085
   Wolford AG ATS                   16,000       1,897
   Wolverine World Wide             44,000       1,182
                                            ----------
                                                28,405
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  ENERGY -- 9.9%
   Arakis Energy (A)               180,000  $    1,069
   Baker Hughes                     18,050         661
   Chesapeake Energy (A)            25,000       1,634
   Clayton Williams Energy (A)      32,500         524
   GeoScience (A)                   80,000         940
   Global Marine (A)               112,000       2,184
   Halliburton                      25,825       1,556
   Helmerich & Payne                16,200         871
   Louisiana Land & Exploration      7,600         454
   Maverick Tube (A)                60,000         952
   Nabors Industries (A)            21,725         421
   Noble Affiliates                 27,900       1,315
   Nuevo Energy (A)                 20,000       1,000
   Occidental Petroleum             75,000       1,800
   Offshore Energy
      Development (A)              140,000       2,222
   Oryx Energy (A)                  98,650       2,047
   Petroleum Secs Australia-ADR (A) 30,000         694
   Smith International (A)          16,350         668
   Tejas Gas (A)                    20,000         877
   Tosco                             7,300         556
   Transocean Offshore               7,500         452
   Williams                         22,950       1,288
                                            ----------
                                                24,185
                                            ----------
  FINANCIAL SERVICES -- 6.3%
   Advanta, Cl A                    20,150         897
   BankAmerica                       9,425         971
   Equifax                          60,450       1,980
   Fifth Third Bancorp               9,112         638
   Finova Group                     10,775         711
   First USA                        14,550         478
   Green Tree Financial             45,650       1,912
   Household International          13,450       1,274
   MBNA                             15,875         641
   Nationsbank                       8,150         845
   Price T. Rowe and Associates      8,200         296
   SLMA                              9,000         865
   Star Banc                        14,200       1,319
   Synovus Financial                35,025       1,147
   The Money Store                  22,167         671
   Zions Bancorp                     8,250         844
                                            ----------
                                                15,489
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  HEALTH CARE -- 9.9%
   Accumed International (A)       100,000  $      337
   Amgen (A)                        13,900         846
   Applied Analytical Industries (A) 3,500          74
   Arterial Vascular (A)            60,000       1,020
   Aviron (A)                       50,000         369
   Bausch & Lomb                    25,000         928
   Boston Scientific (A)            20,000       1,167
   Cardiac Pathways Corp (A)        10,000         107
   Cardinal Health                  26,428       2,210
   Cardiogenesis (A)                20,800         239
   Collaborative Clinical
      Research (A)                  10,000         117
   Dentsply International           30,000       1,395
   General Surgical Innovations (A) 65,000         593
   Healthcare Compare (A)           39,500       1,694
   Healthsouth Rehabilitation (A)   10,900         410
   Invacare                         22,800         616
   Johnson & Johnson                19,100       1,015
   Lanvision Systems (A)            50,000         381
   Medtronic                        23,725       1,569
   Merck                            10,500         871
   Omnicare                         22,300         680
   Pfizer                           21,250       1,905
   Sabratek Corp (A)                40,000         530
   Schering Plough                  18,425       1,313
   Sonus Pharmaceuticals (A)        32,500         784
   United States Surgical           18,700         750
   Ventana Medical Systems (A)      50,000         850
   Visx                             35,000         822
   Zoll Medical Corp (A)            43,500         560
                                            ----------
                                                24,152
                                            ----------
  INSURANCE -- 2.5%
   American International Group     10,175       1,170
   Healthsource (A)                 35,000         394
   MGIC Investment                  21,825       1,634
   Sunamerica                       52,874       2,214
   Travelers                        14,500         652
                                            ----------
                                                 6,064
                                            ----------
  MERCHANDISE STORES -- 7.1%
   Bed Bath and Beyond (A)         111,350       2,916
   Carrefour Supermarche (A)         2,500       1,544
   CompUSA (A)                      34,350       1,546

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
MERCHANDISE STORES (CONTINUED)
   Consolidated Stores (A)          22,900  $      847
   Dollar General                   38,572       1,109
   Gap                              25,400         816
   Grand Optical-Photoservice       12,000       1,953
   Moebel Walther AG                40,000       2,576
   TJX                              30,600       1,381
   Vons (A)                         33,225       1,748
   Walgreen                         22,300         931
                                            ----------
                                                17,367
                                            ----------
  MISCELLANEOUS BUSINESS SERVICES -- 0.8%
   CUC International (A)            28,800         760
   National Data                    18,500         738
   Reynolds & Reynolds, Class A     18,600         516
                                            ----------
                                                 2,014
                                            ----------
  RESTAURANTS -- 7.6%
   J.D. Wetherspoon                341,500       7,135
   Lone Star Steakhouse &
      Saloon (A)                    50,000       1,431
   Papa John's International (A)    22,500         726
   Pizza Express                   850,000       7,540
   Rainforest Cafe (A)              63,000       1,843
                                            ----------
                                                18,675
                                            ----------
  TECHNOLOGY -- 15.9%
   3Com (A)                         21,800       1,638
   Andrew (A)                       27,225       1,576
   Baan ADR (A)                     40,000       1,425
   Barringer Technologies (A)       25,000         206
   Barringer Technologies
      Warrant (A)                   25,000          19
   Cabletron Systems (A)            14,500         585
   Cadence Design Systems (A)       11,850         473
   Cambridge Technology
      Partners (A)                  45,000       1,373
   Check Point Software (A)          6,500         148
   Cisco Systems (A)                55,950       3,798
   Computer Associates
      International                 24,275       1,596
   Dell Computer (A)                18,700       1,900
   Donnelly Entrprise Solutions (A) 52,000       1,307
   I2 Technologies (A)              29,000       1,102
   IBM                               7,525       1,199
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
   Intel                            31,850  $    4,041
   Microsoft (A)                     8,925       1,400
   Newbridge Networks (A)           13,000         387
   Oracle (A)                       87,237       4,275
   Parametric Technology (A)        22,250       1,210
   SAP AG                           10,000       1,382
   Security Dynamics
      Technologies (A)              33,000       1,357
   Sterling Software (A)            10,900         361
   Sun Microsystems (A)             51,600       3,006
   Thermo Electron (A)              30,262       1,097
   Vanstar (A)                      60,000       1,635
   Viisage Technology (A)           35,000         494
                                            ----------
                                                38,990
                                            ----------
  TELEPHONES & TELECOMMUNICATIONS -- 3.3%
   Cincinnati Bell                  28,075       1,674
   Geotek Communications (A)       130,000         910
   GTE                               6,200         278
   MCI Communications               19,400         592
   MFS Communications (A)           20,000         965
   Sprint                           22,400         938
   Telecom New Zealand ADR           3,750         315
   Teleport Communications
      Group (A)                     25,000         828
   Worldcom (A)                     66,500       1,538
                                            ----------
                                                 8,038
                                            ----------
  TRANSPORTATION -- 0.6%
   Wisconsin Central
      Transportation (A)            36,500       1,487
                                            ----------
  UTILITIES -- 2.1%
   AES (A)                          13,700         670
   Calpine (A)                      30,000         540
   Farallon Communications (A)      45,000         529
   Noram Energy                     58,200         902
   Panenergy                        58,725       2,584
                                            ----------
                                                 5,225
                                            ----------
TOTAL COMMON STOCKS
   (Cost $173,016)                             225,617
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 GROWTH FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                       PAR (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.1%
   Prudential Securities
      5.66%, dated 11/29/96, matures
      12/02/96, repurchase price
      $27,116,092 (collateralized by
      U.S. Treasury Bill par value
      $5,895,000, 08/15/15; various
      U.S. Treasury Notes ranging in
      par value $1,792,000-$23,105,000,
      5.125%-8.50%, 05/15/97-06/30/01;
      various U.S. Treasury Bonds ranging
      in par value $3,000,000-$5,604,000,
      8.00%-13.75%, 08/15/04-11/15/21;
      various U.S. Treasury Interest &
      Principal STRIPS ranging in par value
      $5,895,000-$22,425,000, 04/17/97-
      05/15/98: total market
      value $32,436,082)           $27,103   $  27,103
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $27,103)                               27,103
                                            ----------
TOTAL INVESTMENTS -- 103.4%
   (Cost $200,145)                             252,720
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (3.4%)                                (8,198)
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 20,746,521
   outstanding shares of
   beneficial interest                      $ 191,677
Accumulated net realized loss
   on investments                                (121)
Net unrealized appreciation
   on investments                              52,575
Undistributed net investment income               391
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $244,522
                                           ----------
                                           ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                  $11.79
                                           ----------
                                           ----------

(A)  NON-INCOMING PRODUCING SECURITIES
ADR--AMERICAN DEPOSITORY RECEIPT
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   56

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 INTERNATIONAL EQUITY FUND

[PIE CHART]
CASH EQUIVALENTS                         4%
JAPAN                                   27%
UNITED KINGDOM                          11%
NETHERLANDS                              8%
FRANCE                                   7%
GERMANY                                  5%
HONG KONG                                5%
EMERGING MARKETS                        12%
OTHER PACIFIC RIM                        7%
OTHER EUROPE                            13%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
FOREIGN STOCKS -- 95.5%
  ARGENTINA -- 0.7%
   Banco Frances Rio Plata ADR      37,500  $    1,134
   Cia Naviera Perez, Series B     161,000       1,095
   Quilmes Industrial SA ADR        90,000         934
                                            ----------
                                                 3,163
                                            ----------
  AUSTRALIA -- 3.4%
   Brambles Industries             124,000       2,169
   Broken Hill Proprietary         143,680       2,107
   M.I.M. Holdings               1,900,000       2,705
   Mayne Nickless                  256,200       1,668
   News Corporation                289,000       1,538
   Sydney Harbour Casino
      Holdings (A)               1,600,000       2,408
   Western Mining                  337,750       2,144
                                            ----------
                                                14,739
                                            ----------
  BRAZIL -- 0.7%
   Cia Vale Rio Doce ADR (A)        29,000         598
   Compania Energie de
      Minas ADR                     30,501         983
   Telebras SA                  22,800,000       1,470
                                            ----------
                                                 3,051
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  CHILE -- 0.9%
   Banco O Higgins ADR              38,000 $       874
   Chilectra ADR                    16,800         916
   Embotelladora Andina ADR         17,000         533
   Empresa Nacional de
      Electricidad ADR              50,400         832
   Genesis Chile Fund               15,015         593
                                            ----------
                                                 3,748
                                            ----------
  CHINA -- 0.8%
   Guangdong Investment          2,222,000       1,854
   Shangri-La Asia               1,002,000       1,581
                                            ----------
                                                 3,435
                                            ----------
  COLOMBIA -- 0.4%
   Banco Industrial
      Colombiano ADR                50,000         794
   Corp Fin de Valle ADR           188,328         942
                                            ----------
                                                 1,736
                                            ----------
  FRANCE -- 6.9%
   Accor                            10,146       1,302
   Alcatel Aslthom                  18,900       1,718
   Castorama Dubois Investisse      22,671       3,994
   Groupe Danone                     5,753         847
   L'Oreal                          12,364       4,524
   LVMH                             18,070       4,581
   Promodes                         20,900       5,811
   Roussel-Uclaf                    22,400       5,872
   Television Francaise             11,800       1,164
                                            ----------
                                                29,813
                                            ----------
  GERMANY -- 4.7%
   Degussa                           9,500       3,958
   Deutsche Pfandbrief &
      Hypobank                      38,060       1,659
   Fresenius National Medical
      Care ADR (A)                 135,000       4,084
   GEA AG                            1,000         301
   Gehe AG                          66,750       4,125
   Hoechst AG                      145,000       6,315
                                            ----------
                                                20,442
                                            ----------
  HONG KONG -- 5.0%
   Giordano International        1,550,000       1,363
   HSBC Holdings                   214,800       4,473

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
1784 INTERNATIONAL EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
HONG KONG (CONTINUED)
   Hutchison Whampoa               366,000  $    2,828
   Sun Hung Kai Properties         240,080       2,981
   Swire Pacific, Series A         419,500       3,974
   Television Broadcasts           273,500       1,051
   Wharf Holdings                  940,000       4,863
                                            ----------
                                                21,533
                                            ----------
  HUNGARY -- 0.3%
   Gedeon Richter ATS               27,000       1,460
                                            ----------
  INDIA -- 0.6%
   Hindalco Industries GDR          45,000         838
   Indus Credit and Invest GDR (A)  49,000         395
   State Bank of India GDR (A)      45,000         732
   Tata Engineering & Loco
      GDR (A)                       58,800         654
                                            ----------
                                                 2,619
                                            ----------
  INDONESIA -- 0.5%
   Indofood (F)                    340,000         711
   PT Gudang Garam                 320,000       1,362
                                            ----------
                                                 2,073
                                            ----------
  IRELAND -- 0.4%
   Cement Roadstone                155,986       1,575
                                            ----------
  ITALY -- 3.0%
   Edison SPA                      808,500       5,162
   Luxottica Group ADR              56,500       3,545
   Stet Societa' Finanziara
      Telefonica SPA               986,000       4,193
                                            ----------
                                                12,900
                                            ----------
  JAPAN -- 27.2%
   Asahi Chemical Industries       450,000       2,957
   Bank of Tokyo--Mitsubishi       157,500       3,224
   Canon Sales                     190,000       4,773
   Citizen Watch                   360,000       2,808
   Daiichi Pharmaceutical          220,000       3,440
   Dainippon Ink & Chemical        600,000       2,377
   Fuji Bank                       140,000       2,435
   Fujitsu                         320,000       3,064
   Hitachi                         450,000       4,190
   House Food                      200,000       3,408
   Hoya                            104,000       3,901
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
   Inax                             85,000   $     716
   Ito Yokado                       77,000       3,889
   Kao                             310,000       3,595
   Keyence                          25,500       3,091
   Kyocera                          57,000       3,665
   Marui                           150,000       2,846
   Matsushita Electric             190,000       3,288
   Mitsubishi Heavy Industries     400,000       3,268
   Mori Seiki                      130,000       1,884
   NGK Spark Plug                  360,000       3,953
   Nikon                           306,000       3,736
   Nippon Comsys                   250,700       3,127
   Nippon Express                  300,000       2,287
   Nippon Steel                  1,000,000       3,022
   Ricoh                           400,000       4,287
   Sanwa Bank                      150,000       2,477
   Sanyo Electric                  597,000       2,795
   Secom                            44,000       2,655
   Sharp                           213,000       3,330
   Shimano                         120,000       2,034
   Shin-Etsu Chemical              210,000       3,837
   TDK                              50,000       3,224
   Tokio Marine & Fire
      Insurance                    310,000       3,431
   Toppan Printing                 320,000       4,216
   Toyota Motor                    150,000       4,098
   York Benimaru                    69,000       2,152
                                            ----------
                                               117,480
                                            ----------
  MALAYSIA -- 1.1%
   Genting Berhad                  175,000       1,247
   Renong Berhad                   870,000       1,605
   Sime Darby Berhad               510,000       1,908
                                            ----------
                                                 4,760
                                            ----------
  MEXICO -- 1.3%
   Cemex ADR                       120,000         885
   Cifra de C.V. ADR (A)           710,300         945
   Desc de C.V. ADR (A)             51,000       1,103
   Grupo Carso ADR                  95,000         962
   Grupo Financiero Banamex,
      Class B                      410,000         800
   Grupo Televisa ADR (A)           29,500         804
                                            ----------
                                                 5,499
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  MOROCCO -- 0.0%
   Banque Marocaine GDR (A)         11,700  $      176
                                            ----------
  NETHERLANDS -- 8.4%
   Getronics                       168,772       4,524
   Hunter Douglas                   58,520       3,830
   Koninklijke Ahold                95,336       5,968
   Nutricia Vereenigde Bedrijven    46,541       7,177
   Philips Electronics              87,600       3,542
   Randstad Holdings                75,000       5,783
   Wolters Kluwer                   41,737       5,461
                                            ----------
                                                36,285
                                            ----------
  NORWAY -- 0.3%
   Norsk Hydro                      23,300       1,175
                                            ----------
  PAKISTAN -- 0.3%
   Hub Power Company GDR            50,000       1,094
                                            ----------
  PERU -- 0.4%
   CPT Telefoncia del Peru ADR      42,800         829
   Credicorp                        42,000         725
                                            ----------
                                                 1,554
                                            ----------
  PHILIPPINES -- 1.1%
   Ayala Land, Series B            500,000         542
   Manila Electric, Series B       214,445       1,591
   Philippine Long Distance
      Telephone ADR                 19,000       1,093
   Philippine National Bank         62,000         773
   SM Prime Holdings             3,000,000         719
                                            ----------
                                                 4,718
                                            ----------
  POLAND -- 0.4%
   Elektrim                        155,000       1,414
   Mostostal Export                137,000         324
                                            ----------
                                                 1,738
                                            ----------
  PORTUGAL -- 0.7%
   Banco Comercial Portugues        35,000         456
   Banco Totta & Acores, Series B   40,000         705
   Jeronimo Martins                 12,200       1,122
   Sonae Investimentos              28,000         839
                                            ----------
                                                 3,122
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
  SINGAPORE -- 2.8%
   City Developments               261,100  $    2,309
   Development Bank of
      Singapore                    193,837       2,502
   Fraser & Neave                  206,720       2,153
   Keppel                          343,000       2,667
   Singapore Press Holdings        135,000       2,552
                                            ----------
                                                12,183
                                            ----------
  SOUTH KOREA -- 0.7%
   Cho Hung Bank GDS                83,000         697
   Kepco ADR                        42,000         740
   Korea Fund                      120,225       1,939
                                            ----------
                                                 3,376
                                            ----------
  SPAIN -- 2.7%
   Empresa Nacional de
      Electricidad                  67,000       4,526
   Gas Natural, Series E            30,400       6,307
   Repsol SA                        28,000       1,037
                                            ----------
                                                11,870
                                            ----------
  SWEDEN -- 2.1%
   Atlas Copco, Series A           238,000       5,463
   Atlas Copco, Series B            15,000         347
   Ericsson LM, Series B            99,000       3,054
                                            ----------
                                                 8,864
                                            ----------
  SWITZERLAND -- 4.8%
   ABB                               4,830       6,045
   Nestle SA                         1,560       1,694
   Roche Holding Genusscheine          850       6,535
   Roche Holdings
      Warrant (Exp 5/5/98) (A)         740          21
   Sandoz                            5,400       6,282
                                            ----------
                                                20,577
                                            ----------
  TAIWAN -- 0.4%
   Taipei Fund                         176       1,610
                                            ----------
  THAILAND -- 1.2%
   Bangkok Bank                    104,000       1,189
   Bangkok Expressway              640,000         739
   Electricity Generating Public   355,000       1,098
   Land & House                    110,000         870

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1996                                               1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
1784 INTERNATIONAL EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------
DESCRIPTION                         SHARES  VALUE (000)
-------------------------------------------------------------------------------
THAILAND (CONTINUED)
   Telecomasia                     270,000  $      560
   Thai Farmers Bank                65,000         555
                                            ----------
                                                 5,011
                                            ----------
  TURKEY -- 0.1%
   Arcelik AS                    2,434,798         228
   Tat Konserve Sanayii          1,399,999         202
                                            ----------
                                                   430
                                            ----------
  UNITED KINGDOM -- 10.9%
   Astec                           828,000       2,227
   BOC Group                       215,000       3,207
   Granada Group                   229,645       3,338
   Inchcape                        593,000       2,686
   Invesco                         505,000       2,242
   Morgan Crucible                 409,005       3,143
   Premier Farnell                 220,000       2,630
   Reckitt & Colman                209,000       2,464
   Reuters Holdings                221,000       2,685
   Royal Bank of Scotland          394,000       3,472
   Securicor                       534,978       2,433
   Sema Group                      130,000       2,086
   Shell Transportation & Trading  200,000       3,326
   Standard Chartered              288,318       3,275
   WPP Group                       985,000       3,652
   Zeneca Group                    152,000       4,192
                                            ----------
                                                47,058
                                            ----------
  VENEZUELA -- 0.3%
   Corimon SA ADR                   66,410          --
   Mavesa SA ADR                   187,647       1,152
                                            ----------
                                                 1,152
                                            ----------
TOTAL FOREIGN STOCKS
   (Cost $357,565)                             412,019
                                            ----------

FOREIGN PREFERRED STOCKS -- 1.3%
  AUSTRALIA -- 0.0%
   News Corporation                 41,200         181
                                            ----------
-------------------------------------------------------------------------------
DESCRIPTION                SHARES/PAR (000) VALUE (000)
-------------------------------------------------------------------------------
  BRAZIL -- 0.4%
   Brahma                        1,300,000  $      766
   Brasmotor SA                  3,610,000       1,021
                                            ----------
                                                 1,787
                                            ----------
  GERMANY -- 0.8%
   Fielmann AG                      33,000       1,185
   GEA AG                            8,000       2,395
                                            ----------
                                                 3,580
                                            ----------
TOTAL FOREIGN PREFERRED STOCKS
   (Cost $6,426)                                 5,548
                                            ----------

REPURCHASE AGREEMENT -- 3.4%
   Prudential Securities
      5.66%, dated 11/29/96,
      matures 12/2/96, repurchase
      price $14,779,150 (collateralized
      by various U.S. Treasury
      instruments ranging in par
      value from $1,792,000-$25,793,000,
      5.125%-13.75%, 4/17/97-11/15/21,
      total market value
      $14,963,258)                 $14,772      14,772
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,772)                               14,772
                                            ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $378,763)                             432,339
                                            ----------
OTHER ASSETS AND LIABILITIES -- (0.2%)
Investment Securities Purchased                 (4,940)
Other Assets and Liabilities                     3,931
                                            ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET         (1,009)
                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   60

                                                                      1784 FUNDS

-------------------------------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Capital shares (unlimited
   authorization -- no par
   value) based on 34,738,144
   outstanding shares of beneficial interest  $372,429
Undistributed net investment income              3,021
Accumulated net realized gain
   on investments                                1,551
Net unrealized appreciation on
   foreign currency translation of
   other assets and liabilities in
   foreign currency                                753
Net unrealized appreciation
   on investments                               53,576
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $431,330
                                            ----------
                                            ----------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $12.42
                                            ----------
                                            ----------

(A) NON-INCOME PRODUCING SECURITY
(F) FOREIGN SHARES
ATS--AUSTRIAN SHILLING
ADR--AMERICAN DEPOSITORY RECEIPTS
GDR--GLOBAL DEPOSITORY RECEIPTS
GDS--GLOBAL DEPOSITORY SHARES

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
   61

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1996

STATEMENTS OF OPERATIONS (000) (UNAUDITED)

                                                                            1784                         1784
                                 1784           1784          1784     U.S. GOVERNMENT                TAX-EXEMPT
                             U.S. TREASURY    TAX-FREE     SHORT-TERM    MEDIUM-TERM       1784       MEDIUM-TERM
                             MONEY MARKET   MONEY MARKET     INCOME        INCOME         INCOME        INCOME
                                 FUND           FUND          FUND          FUND           FUND          FUND
===========================================================================================================================
INCOME:
  DIVIDEND INCOME               $  --           $ --          $ --          $ --         $  724           $ --
  INTEREST INCOME               2,567         11,261         3,002         6,552          7,986          6,071
  LESS: FOREIGN TAXES WITHHELD     --             --            --            --             --             --
                              -------        -------       -------       -------        -------        -------
    TOTAL INCOME                2,567         11,261         3,002         6,552          8,710          6,071
                              -------        -------       -------       -------        -------        -------

EXPENSES:
  INVESTMENT ADVISORY FEES        191          1,217           233           681            915            782
  WAIVER OF INVESTMENT
    ADVISORY FEES                  --           (122)           --          (129)          (174)          (149)
  REIMBURSEMENT OF EXPENSES
    BY ADVISER                     --             --            --           (19)            --            (12)
  ADMINISTRATOR FEES               51            324            49            98            131            112
  WAIVER OF ADMINISTRATOR FEES    (51)            --           (49)           --             --             --
  12B-1 FEES                       --             --           116           230            309            264
  WAIVER OF 12B-1 FEES             --             --          (116)         (230)          (309)          (264)
  TRANSFER AGENT FEES & EXPENSES   46             62            24            25             27             22
  FUND ACCOUNTING FEES             10             10            10            10             10             10
  REGISTRATION FEES                 3             19             3            11              8              9
  TRUSTEE FEES                      2             13             1             2              4              3
  PRINTING                          5             33             5             9             13             11
  AMORTIZATION OF DEFERRED
    ORGANIZATIONAL COSTS            6              7             1             6              2              7
  PROFESSIONAL FEES                 7             47             7            13             19             15
  CUSTODIAN FEES                   13             24             8            11             14             12
  OTHER EXPENSES                   11             24            12            10             15             17
                              -------        -------       -------       -------        -------        -------
    TOTAL EXPENSES, NET
      OF WAIVERS                  294          1,658           304           728            984            839
                              -------        -------       -------       -------        -------        -------
NET INVESTMENT INCOME           2,273          9,603         2,698         5,824          7,726          5,232
                              -------        -------       -------       -------        -------        -------
  NET REALIZED GAIN (LOSS)
    ON INVESTMENTS                  2           (304)         (153)       (2,004)        (1,349)           259
  NET REALIZED GAIN FROM FORWARD FOREIGN
    CURRENCY CONTRACTS AND FOREIGN
    CURRENCY TRANSACTIONS          --             --            --            --             --             --
  NET UNREALIZED APPRECIATION
    ON INVESTMENTS                 --             --         1,926         7,410         12,461          6,936
 NET UNREALIZED DEPRECIATION ON FORWARD
    FOREIGN CURRENCY CONTRACTS, FOREIGN
    CURRENCIES AND TRANSLATION OF OTHER
    ASSETS AND LIABILITIES IN
    FOREIGN CURRENCY               --             --            --            --             --             --
                              -------        -------       -------       -------        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY                  2           (304)        1,773         5,406         11,112          7,195
                              -------        -------       -------       -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS  $  2,275       $  9,299     $   4,471      $ 11,230        $18,838        $12,427
                              =======        =======       =======       =======        =======        =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

      1784            1784           1784
   CONNECTICUT    MASSACHUSETTS  RHODE ISLAND       1784            1784                         1784
   TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT        ASSET        GROWTH AND        1784      INTERNATIONAL
     INCOME          INCOME         INCOME       ALLOCATION        INCOME         GROWTH        EQUITY
      FUND            FUND           FUND           FUND            FUND           FUND          FUND
===========================================================================================================
      $ --           $ --           $ --          $  88          $ 2,262          $  188      $ 2,250
     2,481          3,272          1,215            270              345             365          597
        --             --             --             --              (11)            (10)        (145)
   -------        -------        -------        -------          -------         -------      -------
     2,481          3,272          1,215            358            2,596             543        2,702
   -------        -------        -------        -------          -------         -------      -------


       321            436            157             69            1,181             308        1,966
       (61)           (83)           (30)            --               --            (308)          --
        --            (28)            (5)            (4)             (67)             --           --
        46             63             22             10              170              44          209
       (46)            --            (22)           (10)              --             (44)          --
       109            147             53             23              399             104          491
      (109)          (147)           (53)           (23)            (399)           (104)        (491)
        19             21             14             16               91              13           35
        10             10             10             10               10              10           17
         2              5              1              1               10              12           18
         1             --             --             --                7              --            5
         4              6              2              1               18               2           22

         2              7             --              7                6               5            2
         6              8              3              1               25               7           28
         6              8              6              4               28              13          171
        11             11              8              7               14              10           29
   -------        -------        -------        -------          -------         -------      -------
       321            464            166            112            1,493              72        2,502
   -------        -------        -------        -------          -------         -------      -------
     2,160          2,808          1,049            246            1,103             471          200
   -------        -------        -------        -------          -------         -------      -------
        16           (446)            11            362            2,791            (121)       2,211


        --             --             --             --               --              --        1,186

     2,581          4,126          1,273          1,311           31,623           5,859       11,893



        --             --             --             --               --             (27)        (545)
   -------        -------        -------        -------          -------         -------      -------

     2,597          3,680          1,284          1,673           34,414           5,711       14,745
   -------        -------        -------        -------          -------         -------      -------

    $4,757         $6,488         $2,333         $1,919          $35,517        $  6,182      $14,945
   =======        =======        =======        =======          =======         =======      =======

STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)

                                                                                            1784
                                  1784               1784                1784          U.S. GOVERNMENT
                              U.S. TREASURY        TAX-FREE           SHORT-TERM         MEDIUM-TERM            1784
                              MONEY MARKET       MONEY MARKET           INCOME             INCOME              INCOME
                                  FUND               FUND                FUND               FUND                FUND
==============================================================================================================================

                            6/1/96    6/1/95    6/1/96    6/1/95    6/1/96    6/1/95   6/1/96    6/1/95    6/1/96    6/1/95
                               TO        TO       TO        TO        TO       TO        TO        TO        TO        TO
                           11/30/96   5/31/96  11/30/96   5/31/96  11/30/96  5/31/96  11/30/96   5/31/96  11/30/96   5/31/96
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME      $2,273    $3,465    $9,603   $20,313    $2,698   $4,308    $5,824    $9,416    $7,726   $12,927
  NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                 2         3      (304)      (26)     (153)     101    (2,004)    1,423    (1,349)    6,246
  NET REALIZED GAIN FROM FORWARD FOREIGN
   CURRENCY CONTRACTS AND FOREIGN
   CURRENCY TRANSACTIONS         --        --        --        --        --       --        --        --        --        --
  NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   --        --        --        --     1,926   (1,448)    7,410    (6,162)   12,461   (14,855)
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN FORWARD CURRENCY CONTRACTS,
   FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES IN
   FOREIGN CURRENCY              --        --        --        --        --       --       --         --        --        --
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS  2,275     3,468     9,299    20,287     4,471    2,961    11,230     4,677    18,838     4,318
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME      (2,263)   (3,465)   (9,571)  (20,313)   (2,700)  (4,308)   (5,747)   (9,416)   (7,717)  (12,927)
  REALIZED CAPITAL GAINS         --        --        --        --        --     (279)       --        --    (2,124)   (2,452)
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
  TOTAL DISTRIBUTIONS        (2,263)   (3,465)   (9,571)  (20,313)   (2,700)  (4,587)   (5,747)   (9,416)   (9,841)  (15,379)
SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED
   IN REORGANIZATION (2)    320,110        --        --        --    43,620       --        --        --    51,241        --
  PROCEEDS FROM SHARES
   ISSUED                    74,023   168,949   457,048   975,978    21,799   55,768    36,520    75,943    46,421    71,632
  REINVESTMENT OF CASH
   DISTRIBUTIONS              2,222     3,581     1,558     3,201     1,155    1,984       814     1,592     2,850     1,648
  COST OF SHARES REDEEMED   (46,024) (148,602) (338,168) (968,937)  (12,092) (22,324)  (12,240)  (35,383)  (12,495)  (23,712)
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS              350,331    23,928   120,438    10,242    54,482   35,428    25,094    42,152    88,017    49,568
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
  TOTAL INCREASE IN NET
   ASSETS                   350,343    23,931   120,166    10,216    56,253   33,802    30,577    37,413    97,014    38,507
NET ASSETS:
  BEGINNING OF PERIOD        78,999    55,068   549,628   539,412    86,383   52,581   167,494   130,081   235,022   196,515
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
NET ASSETS:
  END OF PERIOD            $429,342   $78,999  $669,794  $549,628  $142,636  $86,383  $198,071  $167,494  $332,036  $235,022
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN
    REORGANIZATION (2)      320,110        --        --        --     4,325       --       --        --      5,014        --
  SHARES ISSUED              74,023   168,949   457,048   975,978     2,184    5,508    3,897      7,927     4,583     6,986
  SHARES ISSUED IN LIEU OF
    CASH DISTRIBUTIONS        2,222     3,581     1,558     3,201       115      196       87        165       280       159
  SHARES REDEEMED           (46,024) (148,602) (338,168) (968,937)   (1,211)  (2,212)  (1,304)    (3,710)   (1,244)   (2,310)
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
  NET INCREASE IN CAPITAL
    SHARES                  350,331    23,928   120,438    10,242     5,413    3,492    2,680      4,382     8,633     4,835
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
  UNDISTRIBUTED NET
    INVESTMENT INCOME           $10       $--       $32       $--       $16      $--    $(282)       $--        $6       $--
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------
                           --------   -------  --------  --------  --------  -------  --------  --------  --------  --------

                                                    1784
                                                 TAX-EXEMPT
                                                 MEDIUM-TERM
                                                    INCOME
                                                     FUND
=================================================================

                                                 6/1/96   6/1/95
                                                   TO        TO
                                                11/30/96  5/31/96
-----------------------------------------------------------------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                           $5,232    $9,127
  NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                                    259     2,268
  NET REALIZED GAIN FROM FORWARD FOREIGN
   CURRENCY CONTRACTS AND FOREIGN
   CURRENCY TRANSACTIONS                              --       --
  NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                                     6,936    (4,081)
  NET UNREALIZED APPRECIATION (DEPRECIATION)
   ON FOREIGN FORWARD CURRENCY CONTRACTS,
   FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES IN
   FOREIGN CURRENCY                                   --       --
                                                --------  --------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      12,427     7,314
                                                --------  --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME                           (5,196)   (9,127)
  REALIZED CAPITAL GAINS                          (1,723)   (1,195)
                                                --------  --------
  TOTAL DISTRIBUTIONS                             (6,919)  (10,322)
SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED
   IN REORGANIZATION (2)                              --        --
  PROCEEDS FROM SHARES
   ISSUED                                         34,765    55,578
  REINVESTMENT OF CASH
   DISTRIBUTIONS                                   1,509       542
  COST OF SHARES REDEEMED                         (9,533)  (32,670)
                                                --------  --------
INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS                                    26,741    23,450
                                                --------  --------
  TOTAL INCREASE IN NET
   ASSETS                                         32,249    20,442
NET ASSETS:
  BEGINNING OF PERIOD                            196,787   176,345
                                                --------  --------
NET ASSETS:
  END OF PERIOD                                 $229,036  $196,787
                                                --------  --------
                                                --------  --------
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN
    REORGANIZATION (2)                               --        --
  SHARES ISSUED                                    3,443     5,455
  SHARES ISSUED IN LIEU OF
    CASH DISTRIBUTIONS                               148        53
  SHARES REDEEMED                                   (946)   (3,212)
                                                 --------  --------
  NET INCREASE IN CAPITAL
    SHARES                                         2,645     2,296
                                                 --------  --------
                                                 --------  --------
  UNDISTRIBUTED NET
    INVESTMENT INCOME                                $36       $--
                                                 --------  --------
                                                 --------  --------
(1) THE 1784 GROWTH FUND COMMENCED OPERATIONS ON MARCH 28, 1996.
(2) ON NOVEMBER 25, 1996, BAYFUNDS WERE ACQUIRED BY THE 1784 FUNDS. PLEASE SEE THE NOTES TO THE FINANCIAL STATEMENTS FOR FURTHER INFORMATION REGARDING THE TRANSACTION.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                      1784 FUNDS

      1784               1784               1784
   CONNECTICUT       MASSACHUSETTS      RHODE ISLAND         1784              1784                                   1784
   TAX-EXEMPT         TAX-EXEMPT         TAX-EXEMPT          ASSET          GROWTH AND             1784          INTERNATIONAL
     INCOME             INCOME             INCOME         ALLOCATION          INCOME              GROWTH             EQUITY
      FUND               FUND               FUND             FUND              FUND                FUND                FUND
===================================================================================================================================
 6/1/96  6/1/95    6/1/96    6/1/95   6/1/96  6/1/95   6/1/96   6/1/95    6/1/96    6/1/95    6/1/96  3/28/96(1) 6/1/96     6/1/95
   TO      TO        TO        TO       TO      TO       TO       TO        TO        TO        TO       TO        TO         TO
11/30/96 5/31/96  11/30/96   5/31/96 11/30/96 5/31/96 11/30/96  5/31/96  11/30/96   5/31/96  11/30/96  5/31/96  11/30/96    5/31/96
-----------------------------------------------------------------------------------------------------------------------------------
 $2,160   $3,506    $2,808    $4,322   $1,049  $1,788     $246     $349    $1,103    $2,098      $471      $90      $200     $1,866
     16      311      (446)      932       11     167      362      662     2,791     6,904      (121)      --     2,211      2,378


     --       --        --        --       --      --       --       --        --        --        --       --     1,186      4,638

  2,581   (1,223)    4,126    (2,444)   1,273    (451)   1,311      850    31,623    54,488     5,859    3,390    11,893     33,464




     --       --        --        --       --      --       --       --        --        --       (27)      --      (545)     1,633
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------

  4,757    2,594     6,488     2,810    2,333   1,504    1,919    1,861    35,517    63,490     6,182    3,480    14,945     43,979
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------


 (2,154)  (3,506)   (2,835)   (4,322)  (1,056) (1,788)    (241)    (310)   (1,138)   (2,206)     (169)     --         --     (5,737)
    (40)      --        --        --       --      --     (577)    (295)   (7,027)      (32)       --      --     (2,145)    (1,052)
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
 (2,194)  (3,506)   (2,835)   (4,322)  (1,056) (1,788)    (818)    (605)   (8,165)   (2,238)     (169)     --     (2,145)    (6,789)


     --       --        --        --       --      --       --       --        --        --   129,676      --         --         --
 13,570   27,716    29,228    41,705    8,904   9,493    4,700    8,701    68,611   171,958    70,538   43,993    67,743    204,535
    333      611       758     1,164       97     116      762      541     5,984       675        58      --      1,937         20
 (5,342)  (7,343)  (13,403)  (16,796)  (1,807) (3,916)  (1,638)  (2,289)  (24,319) (159,622)   (7,789)  (1,447)  (13,610)   (27,724)
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------

  8,561   20,984    16,583    26,073    7,194   5,693    3,824    6,953    50,276    13,011   192,483   42,546    56,070    176,831
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
 11,124   20,072    20,236    24,561    8,471   5,409    4,925    8,209    77,628    74,263   198,496   46,026    68,870    214,021

 81,441   61,369   106,619    82,058   37,904  32,495   16,831    8,622   303,463   229,200    46,026       --   362,460    148,439
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------

$92,565  $81,441  $126,855  $106,619  $46,375 $37,904  $21,756  $16,831  $381,091  $303,463  $244,522  $46,026  $431,330   $362,460
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------

     --       --        --        --       --      --       --       --        --        --    11,053       --        --         --
  1,322    2,687     2,965     4,183      877     935      380      728     4,373    12,666     6,290    4,219     5,623     18,260
     32       57        76       117       10      11       60       45       371        51         5       --       157          2
   (520)    (711)   (1,356)   (1,688)    (178)   (386)    (132)    (190)   (1,581)  (11,641)     (686)    (134)   (1,128)    (2,441)
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
    834    2,033     1,685     2,612      709     560      308      583     3,163     1,076    16,662    4,085     4,652     15,821
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
     $6     $ --      $(27)     $ --      $(7)   $ --      $93      $90      $322      $381      $391      $90    $3,021     $1,635
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------
-------  -------  --------  --------  ------- -------  -------  -------  --------  --------  --------  -------  --------   --------

65

FINANCIAL HIGHLIGHTS (UNAUDITED)

1784 MONEY MARKET FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               RATIO     RATIO OF
                          NET                               NET              NET                 RATIO      OF EXPENSES NET INCOME
                         ASSET              DISTRIBUTIONS  ASSET           ASSETS      RATIO     OF NET     TO AVERAGE  TO AVERAGE
                         VALUE       NET      FROM NET     VALUE             END    OF EXPENSES  INCOME     NET ASSETS  NET ASSETS
                       BEGINNING  INVESTMENT  INVESTMENT    END    TOTAL  OF PERIOD TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                       OF PERIOD   INCOME       INCOME   OF PERIOD RETURN   (000)   NET ASSETS  NET ASSETS    WAIVERS)   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
1784 U.S. TREASURY
MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30,
    1996+                $1.00      0.02       (0.02)      $1.00   2.40%* $429,342     0.61%      4.75%        0.72%       4.64%
  FOR THE YEAR ENDED
    MAY 31, 1996         $1.00      0.05       (0.05)      $1.00   5.16%  $ 78,999     0.64%      5.02%        0.75%       4.91%
  FOR THE YEAR ENDED
    MAY 31, 1995         $1.00      0.05       (0.05)      $1.00   4.81%  $ 55,068     0.60%      5.13%        0.92%       4.81%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)     $1.00      0.03       (0.03)      $1.00   2.64%* $  5,593     0.65%      2.91%        6.42%      (2.86)%
------------------------------------------------------------------------------------------------------------------------------------
1784 TAX-FREE
MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30,
    1996+                $1.00      0.02       (0.02)      $1.00   1.59%* $669,794     0.54%      3.15%        0.58%       3.11%
  FOR THE YEAR ENDED
    MAY 31, 1996         $1.00      0.03       (0.03)      $1.00   3.55%  $549,628     0.54%      3.49%        0.60%       3.43%
  FOR THE YEAR ENDED
    MAY 31, 1995         $1.00      0.03       (0.03)      $1.00   3.29%  $539,412     0.50%      3.28%        0.61%       3.17%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (2)     $1.00      0.02       (0.02)      $1.00   2.31%* $407,448     0.27%      2.39%        0.71%       1.95%
------------------------------------------------------------------------------------------------------------------------------------






 + ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1996 (UNAUDITED) HAVE BEEN ANNUALIZED.
 *  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE 1784 U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE 1784 TAX-FREE MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
66

                                                                      1784 FUNDS
1784 BOND FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------------

                        NET               REALIZED AND                                NET               NET
                       ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS     RATIO
                       VALUE        NET     GAINS OR      FROM NET        FROM       VALUE              END     OF EXPENSES
                     BEGINNING  INVESTMENT (LOSSES) ON   INVESTMENT     CAPITAL       END     TOTAL  OF PERIOD  TO AVERAGE
                     OF PERIOD    INCOME   INVESTMENTS     INCOME        GAINS     OF PERIOD  RETURN   (000)    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
1784 SHORT-TERM
INCOME FUND
  FOR THE SIX MONTH PERIOD
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $ 9.93        0.29       0.18         (0.29)         --        $10.11    4.81%* $142,636      0.66%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.09        0.60      (0.12)        (0.60)       (0.04)      $ 9.93    4.87%  $ 86,383      0.63%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)   $10.00        0.56       0.09         (0.56)         --        $10.09    6.74%* $ 52,581      0.48%
----------------------------------------------------------------------------------------------------------------------------
1784 U.S. GOVERNMENT
MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $ 9.31        0.29       0.28         (0.29)         --        $ 9.59    6.26%* $198,071      0.79%
  FOR THE YEAR ENDED
    MAY 31, 1996      $ 9.57        0.61      (0.26)        (0.61)         --        $ 9.31    3.65%  $167,494      0.80%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.36        0.58       0.21         (0.58)         --        $ 9.57    8.79%  $130,081      0.80%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)   $10.00        0.59      (0.64)        (0.59)         --        $ 9.36   (0.65)%*$ 92,387      0.31%
----------------------------------------------------------------------------------------------------------------------------
1784 INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $ 9.90        0.32       0.45         (0.32)       (0.09)      $10.26    7.83%* $332,036      0.80%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.39        0.65      (0.37)        (0.65)       (0.12)      $ 9.90    2.64%  $235,022      0.80%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)   $10.00        0.62       0.39         (0.62)          --       $10.39   10.69%* $196,515      0.55%
----------------------------------------------------------------------------------------------------------------------------
1784 TAX-EXEMPT
MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $ 9.99        0.25       0.35         (0.25)       (0.08)      $10.26    5.95%* $229,036      0.79%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.14        0.51      (0.09)        (0.51)       (0.06)      $ 9.99    4.31%  $196,787      0.79%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.90        0.48       0.24         (0.48)          --       $10.14    7.58%  $176,345      0.80%
  FOR THE PERIOD ENDED
    MAY 31, 1994(3)   $10.00        0.49      (0.10)        (0.49)          --       $ 9.90    3.93%* $ 36,365      0.32%

--------------------------------------------------------------------
                                    RATIO      RATIO OF
                        RATIO    OF EXPENSES  NET INCOME
                        OF NET   TO AVERAGE   TO AVERAGE
                        INCOME   NET ASSETS   NET ASSETS  PORTFOLIO
                      TO AVERAGE (EXCLUDING  (EXCLUDING   TURNOVER
                      NET ASSETS   WAIVERS)    WAIVERS)     RATE
--------------------------------------------------------------------
1784 SHORT-TERM
INCOME FUND
  FOR THE SIX MONTH PERIOD
    PERIOD ENDED
    NOVEMBER 30,
    1996+                5.82%       1.02%       5.46%      47.63%
  FOR THE YEAR ENDED
    MAY 31, 1996         5.87%       1.06%       5.44%      95.06%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)      6.31%       1.27%       5.52%      84.54%
-------------------------------------------------------------------
1784 U.S. GOVERNMENT
MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                6.33%       1.18%       5.94%      53.14%
  FOR THE YEAR ENDED
    MAY 31, 1996         6.23%       1.24%       5.79%     158.66%
  FOR THE YEAR ENDED
    MAY 31, 1995         6.24%       1.27%       5.77%     142.14%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)      6.08%       1.35%       5.04%     144.77%
-------------------------------------------------------------------
1784 INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                6.26%       1.19%       5.87%      24.54%
  FOR THE YEAR ENDED
    MAY 31, 1996         6.17%       1.20%       5.77%     100.51%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)      7.01%       1.23%       6.33%      80.53%
-------------------------------------------------------------------
1784 TAX-EXEMPT
MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                4.95%       1.19%       4.55%      19.27%
  FOR THE YEAR ENDED
    MAY 31, 1996         4.90%       1.21%       4.48%      37.35%
  FOR THE YEAR ENDED
    MAY 31, 1995         5.02%       1.26%       4.56%      74.74%
  FOR THE PERIOD ENDED
    MAY 31, 1994(3)      5.06%       1.61%       3.77%      98.83%

+ ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1996 (UNAUDITED) HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE 1784 SHORT-TERM INCOME FUND AND 1784 INCOME FUND COMMENCED OPERATIONS
    ON JULY 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------

                        NET               REALIZED AND                                NET               NET
                       ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS     RATIO
                       VALUE        NET     GAINS OR      FROM NET        FROM       VALUE              END     OF EXPENSES
                     BEGINNING  INVESTMENT (LOSSES) ON   INVESTMENT     CAPITAL       END     TOTAL  OF PERIOD  TO AVERAGE
                     OF PERIOD    INCOME   INVESTMENTS     INCOME        GAINS     OF PERIOD  RETURN   (000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
1784 CONNECTICUT
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996+ $10.17     0.25        0.30          (0.25)        --        $10.47   5.57%*  $ 92,565      0.74%
  FOR THE YEAR ENDED
    MAY 31, 1996       $10.27     0.53       (0.10)         (0.53)        --        $10.17   4.20%   $ 81,441     10.75%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)    $10.00     0.45        0.27          (0.45)        --        $10.27   7.45%*  $ 61,369      0.52%
-----------------------------------------------------------------------------------------------------------------------------
1784 MASSACHUSETTS
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996+ $ 9.78     0.24        0.30          (0.24)        --        $10.08   5.57%*  $126,855      0.79%
  FOR THE YEAR ENDED
    MAY 31, 1996       $ 9.90     0.48       (0.12)         (0.48)        --        $ 9.78   3.64%   $106,619      0.80%
  FOR THE YEAR ENDED
    MAY 31, 1995       $ 9.81     0.47        0.09          (0.47)        --        $ 9.90   6.00%   $ 82,058      0.80%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)    $10.00     0.50       (0.19)         (0.50)        --        $ 9.81   3.04%*  $ 49,662      0.33%
-----------------------------------------------------------------------------------------------------------------------------
1784 RHODE ISLAND
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996+ $10.06     0.25        0.30          (0.25)        --        $10.36   5.57%*  $ 46,375      0.78%
  FOR THE YEAR ENDED
    MAY 31, 1996       $10.13     0.53       (0.07)         (0.53)        --        $10.06   4.65%   $ 37,904      0.77%
  FOR THE PERIOD ENDED
    MAY 31, 1995(3)    $10.00     0.45        0.13          (0.45)        --        $10.13   6.09%*  $ 32,495      0.54%
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                                    RATIO      RATIO OF
                        RATIO    OF EXPENSES  NET INCOME
                        OF NET   TO AVERAGE   TO AVERAGE
                        INCOME   NET ASSETS   NET ASSETS  PORTFOLIO
                      TO AVERAGE (EXCLUDING  (EXCLUDING   TURNOVER
                      NET ASSETS   WAIVERS)    WAIVERS)     RATE
--------------------------------------------------------------------
1784 CONNECTICUT
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996   4.97%       1.24%       4.47%      1.66%
  FOR THE YEAR ENDED
    MAY 31, 1996        5.02%       1.29%       4.48%     20.41%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)     5.44%       1.40%       4.56%     35.56%
-------------------------------------------------------------------
1784 MASSACHUSETTS
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996   4.76%       1.23%       4.32%     10.18%
  FOR THE YEAR ENDED
    MAY 31, 1996        4.73%       1.28%       4.25%     47.00%
  FOR THE YEAR ENDED
    MAY 31, 1995        4.93%       1.35%       4.38%     34.59%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)     5.10%       1.41%       4.02%     13.99%
------------------------------------------------------------------
1784 RHODE ISLAND
TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30, 1996   4.95%       1.30%       4.43%      1.53%
  FOR THE YEAR ENDED
    MAY 31, 1996        5.16%       1.35%       4.58%     19.68%
  FOR THE PERIOD ENDED
    MAY 31, 1995(3)     5.56%       1.60%       4.50%     57.51%
------------------------------------------------------------------

+ ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1996 (UNAUDITED) HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED
(1) THE 1784 CONNECTICUT TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS
    ON AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
68

                                                                      1784 FUNDS
1784 STOCK FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------

                        NET               REALIZED AND                                NET               NET
                       ASSET               UNREALIZED   DISTRIBUTIONS DISTRIBUTIONS  ASSET             ASSETS     RATIO
                       VALUE        NET     GAINS OR      FROM NET        FROM       VALUE              END     OF EXPENSES
                     BEGINNING  INVESTMENT (LOSSES) ON   INVESTMENT     CAPITAL       END     TOTAL  OF PERIOD  TO AVERAGE
                     OF PERIOD    INCOME   INVESTMENTS     INCOME        GAINS     OF PERIOD  RETURN   (000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $12.31       0.15       1.05         (0.16)        (0.36)      $12.99   9.92%*  $ 21,756      1.21%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.99       0.31       1.61         (0.31)        (0.29)      $12.31  17.83%   $ 16,831      1.25%
  FOR THE YEAR ENDED
    MAY 31, 1995      $ 9.84       0.28       1.15         (0.27)        (0.01)      $10.99  14.84%   $  8,622      1.25%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)   $10.00       0.19      (0.20)        (0.15)        (0.00)      $ 9.84  (0.15)%*    $  6,928      1.25%
-----------------------------------------------------------------------------------------------------------------------------
1784 GROWTH
AND INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $15.23       0.05       1.61         (0.05)        (0.33)      $16.51  11.02%*  $381,091      0.93%
  FOR THE YEAR ENDED
    MAY 31, 1996      $12.16       0.10       3.08         (0.11)        (0.00)      $15.23  26.32%   $303,463      0.94%
  FOR THE YEAR ENDED
    MAY 31, 199       $10.57       0.11       1.67         (0.10)        (0.09)      $12.16  17.09%   $229,200      0.94%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)   $10.00       0.12       0.56         (0.11)        (0.00)      $10.57   6.80%*  $121,717      0.35%
-----------------------------------------------------------------------------------------------------------------------------
1784 GROWTH FUND FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $11.27       0.05       0.50         (0.03)          --        $11.79   4.87%*  $244,522      0.17%
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)   $10.00       0.02       1.25         (0.00)        (0.00)      $11.27  12.70%*  $ 46,026      0.20%
-----------------------------------------------------------------------------------------------------------------------------
1784 INTERNATIONAL
EQUITY FUND FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+             $12.05       0.02       0.41           --          (0.06)      $12.42   3.59%*  $431,330      1.28%
  FOR THE YEAR ENDED
    MAY 31, 1996      $10.41       0.11       1.85         (0.27)        (0.05)      $12.05  19.08%   $362,460      1.13%
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)   $10.00       0.06       0.35         (0.00)        (0.00)      $10.41   4.73%*  $148,439      0.89%
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                     RATIO      RATIO OF
                         RATIO    OF EXPENSES  NET INCOME
                         OF NET   TO AVERAGE   TO AVERAGE
                         INCOME   NET ASSETS   NET ASSETS  PORTFOLIO      AVG.
                       TO AVERAGE (EXCLUDING  (EXCLUDING   TURNOVER   COMMISSION
                       NET ASSETS   WAIVERS)    WAIVERS)     RATE       RATE(5)
---------------------------------------------------------------------------------
1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                 2.64%      1.61%        2.24%      21.87%      0.0801
  FOR THE YEAR ENDED
    MAY 31, 1996          2.86%      1.90%        2.21%      39.56%        N/A
  FOR THE YEAR ENDED
    MAY 31, 1995          2.88%      2.51%        1.62%      67.23%        N/A
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)       2.62%      3.61%        0.26%      28.19%        N/A
--------------------------------------------------------------------------------
1784 GROWTH
AND INCOME FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                 0.70%      1.22%        0.41%       9.49%      0.0619
  FOR THE YEAR ENDED
    MAY 31, 1996          0.78%      1.24%        0.48%      39.50%        N/A
  FOR THE YEAR ENDED
    MAY 31, 1995          1.05%      1.23%        0.76%      38.94%        N/A
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)       1.23%      1.36%        0.22%      31.55%        N/A
--------------------------------------------------------------------------------
1784 GROWTH FUND FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                 1.17%      1.28%        0.06%       3.31%      0.0800
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)       1.75%      1.73%        0.22%       0.00%        N/A
--------------------------------------------------------------------------------
1784 INTERNATIONAL
EQUITY FUND FUND
  FOR THE SIX MONTH
    PERIOD ENDED
    NOVEMBER 30,
    1996+                 0.10%      1.53%       (0.15)%      6.66%      0.0021
  FOR THE YEAR ENDED
    MAY 31, 1996          0.76%      1.61%        0.28%      15.55%        N/A
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)       2.06%      1.70%        1.25%      11.03%        N/A
--------------------------------------------------------------------------------

+ ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1996 (UNAUDITED) HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE ASSET ALLOCATION FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE GROWTH AND INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE GROWTH FUND COMMENCED OPERATIONS ON MARCH 28, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) THE INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON JANUARY 3, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
69

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

1. ORGANIZATION

The 1784 U.S. Treasury Money Market, 1784 Prime Money Market, 1784 Tax-Free Money Market (the "Money Market Funds"), 1784 Short-Term Income, 1784 U.S. Government Medium-Term Income, 1784 Income, 1784 Tax-Exempt Medium-Term Income, 1784 Connecticut Tax-Exempt Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income (the "Bond Funds"), 1784 Asset Allocation, 1784 Growth and Income, 1784 Growth and 1784 International Equity Funds (the "Stock Funds") are portfolios offered by 1784 Funds (the "Trust"), a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is presently offering shares in 15 separate portfolios (the "Funds"):

MONEY MARKET FUNDS:
1784 U.S. TREASURY MONEY MARKET FUND
1784 PRIME MONEY MARKET FUND
1784 TAX-FREE MONEY MARKET FUND
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

BOND FUNDS:
1784 SHORT-TERM INCOME FUND
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
1784 INCOME FUND
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
1784 CONNECTICUT TAX-EXEMPT INCOME FUND
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
1784 ASSET ALLOCATION FUND
1784 GROWTH AND INCOME FUND
1784 GROWTH FUND
1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The financial statements of the 1784 Institutional U.S. Treasury Money Market Fund are not presented herein but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which requires the use of estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
In valuing each of the Stock and Bond Funds' assets, bonds and other fixed income securities are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. Valuations supplied by the pricing service are subject to review by the Adviser and, if adjusted pursuant to review by the Adviser, by the Board of Trustees. An equity security listed on an exchange will be valued at its last sale price on that exchange using quotations on the exchange on which the security is traded most extensively. Lacking any sales,

                                                                      1784 FUNDS

the security will be valued at the mean between the closing asking price and the closing bid price. Securities which are listed on the National Association of Securities Dealers' National Market System, for which there have been sales, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high, or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. Securities quoted on the NASDAQ System, but not listed on the National Market System, shall be valued at the high or "inside" bid. Unlisted equity securities which are not quoted on the NASDAQ System and for which over-the-counter market quotations are readily available will be valued at the highest quoted current bid price for such securities in the over-the-counter market. Securities for which market quotations are not readily available, whether or not listed, will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.
     Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSACTIONS --
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     I. market value of investment securities, assets and liabilities at the current rate of exchange; and
    II. purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Funds report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS --
The 1784 International Equity Fund enters into foreign currency contracts as hedges against specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains and losses on outstanding positions in forward foreign currency contracts held at the close of the year will be recognized as ordinary income for Federal income tax purposes.

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)                           (CONTINUED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

REPURCHASE AGREEMENTS --
Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agree-ments. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
The Money Market and Bond Funds' distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. The 1784 Asset Allocation and 1784 Growth and Income Funds declare and pay dividends on a quarterly basis. The 1784 Growth Fund declares and pays dividends on a semi-annual basis. The 1784 International Equity Fund declares and pays dividends on an annual basis. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when related income is earned. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to foreign currency denominated investments, paydowns on asset-backed securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may

                                                                      1784 FUNDS

periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.

ORGANIZATION COSTS --
These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with the commencement of operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holders thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.


3. INVESTMENT ADVISORY, CUSTODIAL AND ACCOUNTING SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by The First National Bank of Boston (the "Adviser"). The Adviser is entitled to receive a fee of 0.40% of the average daily net assets of the 1784 U.S. Treasury Money Market, 1784 Prime Money Market and 1784 Tax-Free Money Market Funds, 0.50% of the average daily net assets of the 1784 Short-Term Income Fund, 0.74% of the average daily net assets of the 1784 U.S. Government Medium-Term Income, 1784 Income, 1784 Tax-Exempt Medium-Term Income, 1784 Connecticut Tax-Exempt Income, 1784 Massachusetts Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income, 1784 Asset Allocation, 1784 Growth and Income and 1784 Growth Funds. Such fees are computed daily and paid monthly. The Adviser has voluntarily agreed to waive a portion of its fee and reimburse the Funds for other expenses as necessary to assist the Funds in maintaining competitive expense ratios. The 1784 International Equity Fund has entered into separate investment advisory agreements (each an "Advisory Agreement") with The First National Bank of Boston ("Bank of Boston") and with Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson" and together with Bank of Boston the "International Advisers"). The Advisory Agreement with Bank of Boston is dated as of November 28, 1994; the Advisory Agreement with Kleinwort Benson is dated as of October 27, 1995. The International Advisers are entitled to receive an aggregate fee of 1.00% of the average daily net assets of the 1784 International Equity Fund. Such fee is computed daily and paid monthly. Bank of Boston has voluntarily agreed to waive a portion of its fee and reimburse the Fund for other expenses as necessary to assist the 1784 International Equity Fund in maintaining a competitive expense ratio.
     The Trust and The First National Bank of Boston (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01%

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)                           (CONTINUED)

for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.0050% for the average daily net assets over $800 million. In its capacity as custodian to the Trust, the Custodian plays no role in determ-ining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.
     Under a separate agreement, The First National Bank of Boston provided certain accounting services for the Trust for the period of June 1, 1996 through September 15, 1996. For such services during this period, The First National Bank of Boston received a fee of $10,000 per Fund for the Money Market Funds, the Bond Funds and for the 1784 Asset Allocation Fund, 1784 Growth and Income Fund and the 1784 Growth Fund and $16,666 for the 1784 International Equity Fund. Effective September 16, 1996, SEI Fund Resources ("SEI") began providing accounting services for the Trust as a part of the administration agreement (see Footnote 4).

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
Pursuant to an administrative agreement dated June 7, 1993, as amended November 17, 1995, SEI acts as the Trust's Administrator. Under the terms of such agreement, SEI is entitled to receive an annual fee of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Such fee is computed daily and paid monthly. The Administrator has agreed to waive a portion of its fee in the 1784 U.S. Treasury Money Market, 1784 Short-Term Income, 1784 Connecticut Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income, 1784 Asset Allocation and 1784 Growth Funds in order to help those funds maintain a competitive expense ratio.
     Pursuant to an agreement dated November 17, 1995, State Street Bank and Trust Company acts as the Transfer Agent of the Trust. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.
     SEI Financial Services Company ("SFS"), a wholly owned subsidiary of SEI, became the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993 as amended October 27, 1995. The Trust has adopted a distribution plan dated as of June 1, 1993 with respect to each of the Stock and Bond Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each of the Stock and Bond Funds. The Distributor has agreed to waive the 12b-1 distribution fee until at least May 31, 1997.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Funds have paid legal fees to a law firm with which the Secretary of the Trust is associated.

                                                                      1784 FUNDS

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the six month period ended November 30, 1996, are as presented below for the Bond and Stock Funds.

FUND INVESTMENT TRANSACTIONS (000):

                                                              PURCHASES                          SALES
                                                     ============================================================

                                                     U.S. GOVERNMENT                  U.S. GOVERNMENT
FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1996       SECURITIES       OTHER           SECURITIES        OTHER
=================================================================================================================
1784 SHORT-TERM INCOME FUND                             $10,049        $35,741           $ 6,226         $35,197
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND             79,585         19,742            28,021          55,386
1784 INCOME FUND                                         20,363         60,989            18,811          37,817
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND                      --         59,889                --          38,929
1784 CONNECTICUT TAX-EXEMPT INCOME FUND                      --          9,674                --           1,291
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND                    --         28,850                --          11,372
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND                     --          6,436                --             575
1784 ASSET ALLOCATION FUND                                  494          5,705                --           3,679
1784 GROWTH AND INCOME FUND                                  --         51,102                --          29,039
1784 GROWTH FUND                                             --         51,871                --           2,931
1784 INTERNATIONAL EQUITY FUND                               --         92,064                --          24,712

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)                           (CONTINUED)
At November 30, 1996 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes.
     The aggregate gross unrealized gain or loss on securities at November 30, 1996 for the Funds is as follows (000):

                                                        AGGREGATE        AGGREGATE
                                                          GROSS            GROSS            NET
                                                       UNREALIZED       UNREALIZED      UNREALIZED
                                                          GAINS           LOSSES       GAINS/LOSSES
                                                       =============================================
1784 U.S. TREASURY MONEY MARKET FUND                      $  --           $   --          $   --
1784 TAX-FREE MONEY MARKET                                   --               --              --
1784 SHORT-TERM INCOME FUND                               1,462             (76)           1,386
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND              4,025            (405)           3,620
1784 INCOME FUND                                          8,146            (941)           7,205
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND                   9,861               --           9,861
1784 CONNECTICUT TAX-EXEMPT INCOME FUND                   3,519              (6)           3,513
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND                 3,026            (174)           2,852
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND                  1,792               --           1,792
1784 ASSET ALLOCATION FUND                                2,812             (32)           2,780
1784 GROWTH AND INCOME FUND                             127,144          (4,211)         122,933
1784 GROWTH FUND                                         63,136         (10,561)          52,575
1784 INTERNATIONAL EQUITY FUND                           68,313         (14,737)          53,576

                                                                      1784 FUNDS

6. FORWARD FOREIGN CURRENCY CONTRACTS

The 1784 International Equity Fund entered into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which protect the value of the Fund's investment securities against decline in value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at November 30, 1996:
--------------------------------------------------------------------------------

1784 INTERNATIONAL EQUITY FUND

FOREIGN CURRENCY SALES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     DELIVER                     FOR                    APPRECIATION
            DATE                        (000)                     (000)                       (000)
======================================================================================================
          12/20/96                DEM          23,000             $15,330                       $350
          12/20/96                NLG          30,000              17,854                        423
                                                                ----------                    --------
                                                                  $33,184                       $773
                                                                ----------                    --------
                                                                                              --------
------------------------------------------------------------------------------------------------------

CURRENCY LEGEND
DEM--German Deutsche Mark
NLG--Netherlands Guilder

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)                           (CONTINUED)

7. CONCENTRATION OF CREDIT RISK

The 1784 Tax-Free Money Market, 1784 Tax-Exempt Medium-Term Income, 1784 Connecticut Tax-Exempt Income, 1784 Massachusetts Tax-Exempt Income and 1784 Rhode Island Tax-Exempt Income Funds invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The 1784 Connecticut Tax-Exempt Income, 1784 Massachusetts Tax-Exempt Income and 1784 Rhode Island Tax-Exempt Income Funds invest primarily in obligations located in Connecticut, Massachusetts and Rhode Island, respectively.
     The 1784 Tax-Free Money Market, 1784 Tax-Exempt Medium-Term Income, 1784 Connecticut Tax-Exempt Income, 1784 Massachusetts Tax-Exempt Income and 1784 Rhode Island Tax-Exempt Income Funds invest in securities which include revenue bonds, tax-exempt commercial paper, tax and revenue anticipation notes and general obligation bonds. At November 30, 1996, the percentage of portfolio investments by each revenue source was as follows:

                                       1784            1784           1784            1784           1784
                                     TAX-FREE       TAX-EXEMPT     CONNECTICUT    MASSACHUSETTS  RHODE ISLAND
                                       MONEY        MEDIUM-TERM    TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
                                      MARKET          INCOME         INCOME          INCOME         INCOME
                                       FUND            FUND           FUND            FUND           FUND
                                    ===========================================================================
GENERAL OBLIGATIONS BONDS                9%             29%             8%            32%             18%
REVENUE BONDS:
    EDUCATION BONDS                     13%              3%             5%             9%             11%
    HEALTH CARE BONDS                   11%             10%            19%            13%             11%
    HOUSING BONDS                        6%             10%            10%            10%             13%
    INDUSTRIAL DEVELOPMENT &
      POLLUTION CONTROL BONDS           21%              2%             5%             --              8%
    OTHER REVENUE BONDS                  7%              7%            17%             --              8%
    RESOURCE RECOVERY BONDS              --              4%            12%             2%              --
    TRANSPORTATION BONDS                 7%              5%             6%            13%              3%
    UTILITY BONDS                        8%             17%             2%             4%              --
    WATER AND SEWER BONDS                --              2%             4%            12%              7%
ALTERNATIVE MINIMUM TAX BONDS            1%              5%             5%             2%             10%
TAX-EXEMPT COMMERCIAL PAPER              1%              --             --             --              --
CASH EQUIVALENTS                        16%              6%             7%             3%             11%
                                   ----------------------------------------------------------------------------
TOTAL                                  100%            100%           100%           100%            100%

79

                                                                      1784 FUNDS

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligations. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At November 30, 1996, the percentage of securities with credit enhancement are as follows:

                                                LETTERS
                                                  OF                 BOND
                                                CREDIT             INSURANCE
                                             ================================

1784 TAX-FREE MONEY MARKET FUND                  54.9%               12.1%
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND            --                48.2
1784 CONNECTICUT TAX-EXEMPT INCOME FUND           1.0                48.4
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND          --                46.0
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND          3.3                53.4

The ratings of long-term debt holdings as a percentage of total value of investments at November 30, 1996 is as follows:

                                   1784                         1784          1784          1784           1784
STANDARD &          1784      U.S. GOVERNMENT               TAX-EXEMPT    CONNECTICUT   MASSACHUSETTS  RHODE ISLAND
POOR'S           SHORT-TERM     MEDIUM-TERM      1784       MEDIUM-TERM   TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT
RATINGS            INCOME         INCOME        INCOME        INCOME        INCOME         INCOME         INCOME
(UNAUDITED)         FUND           FUND          FUND          FUND          FUND           FUND           FUND
====================================================================================================================
AAA                  41%            73%           33%           48%            47%           46%          51%
AA+                   --             --            --            5%             1%            --          13%
AA                    2%             --            4%            9%            11%            1%          7%
AA-                   --             --            2%            4%             8%            4%          2%
A+                    6%             --            4%            4%             2%           26%          --
A                    14%             --            9%            6%             6%            9%          7%
A-                    9%             --           17%            4%             4%            0%          --
BBB+                  3%             --            2%            8%             --            2%          --
BBB                   5%             --            5%            3%             3%            2%          2%
BBB-                  1%             --            1%            --             --            --          --
BB                    --             --            --            1%             --            --          --
NOT RATED            19%            27%           23%            8%            18%           10%         18%
--------------------------------------------------------------------------------------------------------------------
                    100%           100%          100%          100%           100%          100%        100%

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)                           (CONCLUDED)

8. LINE OF CREDIT

The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the borrowing Fund, which may not exceed 10% of the Fund's total assets for the Money Market Funds, 1784 U.S. Government Income, 1784 Tax-Exempt Medium-Term Income, 1784 Massachusetts Tax-Exempt Income, 1784 Asset Allocation, 1784 Growth and Income and Growth Funds and 15% of the Fund's total assets for the 1784 Short-Term Income, 1784 Income, 1784 Connecticut Tax-Exempt Income, 1784 Rhode Island Tax-Exempt Income and 1784 International Equity Funds. No borrowings were outstanding at November 30, 1996.


9. ACQUISITION OF BAYFUNDS

On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996 the Board of Trustees of BayFunds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the portfolios of BayFunds in exchange for the issuance of shares in certain Funds in tax-free reorganizations (except in the case of the reorganization of BayFunds U.S. Treasury Money Market Portfolio with the 1784 U.S. Treasury Money Market Fund and the 1784 Institutional U.S. Treasury Money Market Fund which did not qualify for tax-free treatment). At a special meeting of the shareholders held on November 6, 1996, the shareholders of BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on November 25, 1996 substantially all of the assets and liabilities of the BayFunds U.S. Treasury Money Market Portfolio, BayFunds Equity Portfolio, BayFunds Short Term Yield Portfolio and BayFunds Bond Portfolio were transferred to certain Funds in exchange for shares of such Fund. In addition, all of the assets and liabilities of the BayFunds Money Market Portfolio were transferred to the newly-organized 1784 Prime Money Market Fund. The details of these reorganizations as they relate to the Funds are described below.
     The following table summarizes certain relevant information of the Funds prior to and immediately after the reorganizations on November 25, 1996 and December 9, 1996.

                                                                      1784 FUNDS

                                                                                                                  COMBINED
                                                                                                    SHARES       NET ASSETS    NAV
                            SHARES      NET ASSETS                                                ISSUED IN         AFTER      PER
BAYFUNDS                 AT 11/22/96   AT 11/22/96                  1784 FUNDS                 REORGANIZATION  REORGANIZATION SHARE
====================================================================================================================================
U.S. TREASURY MONEY MARKET PORTFOLIO
  INSTITUTIONAL SHARES  1,047,875,735  1,047,875,735  INSTITUTIONAL U.S. TREASURY MONEY MARKET  1,047,875,735  2,061,477,418   1.00
  INVESTMENT SHARES       320,109,970    320,109,970        U.S. TREASURY MONEY MARKET            320,109,970    424,383,927   1.00
EQUITY PORTFOLIO
  INSTITUTIONAL SHARES      6,084,433     90,308,716                  GROWTH                        7,697,195    232,770,598  11.73
  INVESTMENT SHARES         2,652,009     39,367,199                  GROWTH                        3,355,364    232,770,598  11.73
SHORT TERM YIELD PORTFOLIO
  INSTITUTIONAL SHARES      3,061,193     28,076,910             SHORT-TERM INCOME                  2,783,999    142,633,338  10.09
  INVESTMENT SHARES         1,694,530     15,543,024             SHORT-TERM INCOME                  1,541,097    142,633,338  10.09
BOND PORTFOLIO
  TRUST SHARES              4,543,688     45,727,982                  INCOME                        4,474,157    306,880,031  10.22
  INVESTMENT SHARES           547,758      5,512,661                  INCOME                          539,376    306,880,031  10.22


                                                                                                                  COMBINED
                                                                                                    SHARES       NET ASSETS    NAV
                            SHARES      NET ASSETS                                                ISSUED IN         AFTER      PER
BAYFUND                  AT 12/6/96     AT 12/6/96           1784 FUND                         REORGANIZATION  REORGANIZATION SHARE
====================================================================================================================================
MONEY MARKET
   TRUST SHARES          94,945,689     94,945,452        PRIME MONEY MARKET                          --        139,535,948    1.00
   INVESTMENT SHARES     44,590,608     44,590,496        PRIME MONEY MARKET                          --        139,535,948    1.00

The acquired unrealized appreciation at November 25, 1996 of the BayFund Equity, Short Term Yield and Bond Portfolios was $43,352,830, $81,551 and $311,988, respectively.


10. SUBSEQUENT EVENT

Pursuant to an administration agreement dated December 1, 1996, SEIis entitled to receive an annual fee of 0.085% of the Trust's first 5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over 5 billion. Such fee is computed daily and paid monthly.

1784 FUNDS
SEMI-ANNUAL REPORT
NOVEMBER 30, 1996

MONEY MARKET FUNDS
1784 U.S. Treasury Money Market Fund
1784 Tax-Free Money Market Fund

BOND FUNDS
1784 Short-Term Income Fund
1784 U.S. Government Medium-Term Income Fund
1784 Income Fund
1784 Tax-Exempt Medium-Term Income Fund
1784 Connecticut Tax-Exempt Income Fund
1784 Massachusetts Tax-Exempt Income Fund
1784 Rhode Island Tax-Exempt Income Fund

STOCK FUNDS
1784 Asset Allocation Fund
1784 Growth and Income Fund
1784 Growth Fund
1784 International Equity Fund







FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
CALL 1-800-252-1784.

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
The First National Bank of Boston
Boston, MA 02110

CO-ADVISER FOR 1784 INTERNATIONAL EQUITY FUND
Kleinwort Benson Investment
Management Americas Inc.
New York, NY 10166

ADMINISTRATOR
SEI Fund Resources
Wayne, PA 19087

DISTRIBUTOR
SEI Financial Services Company
Wayne, PA 19087

LEGAL COUNSEL
Bingham, Dana & Gould LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Boston, MA 02109

CUSTODIAN
The First National Bank of Boston
Boston, MA 02110








[1784 FUNDS LOGO]

                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN A FUND UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.

BKB-F-017-03

                                [1784 FUNDS LOGO]

                               1784 INSTITUTIONAL
                                  U.S. TREASURY
                                  MONEY MARKET
                                      FUND


                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS



                                NOVEMBER 30, 1996

TABLE OF CONTENTS
-------------------------------------------------------------------------------
Letter to Shareholders                              1
Investment Adviser's Report                         2
Financial Statements                                4


    THE 1784 FUNDS:

   [BULLET] are not insured by the FDIC or any other governmental agency; [BULLET] are not guaranteed by The First National Bank of Boston or any of its affiliates;
   [BULLET] are not deposits or other obligations of The First National Bank of
            Boston or any of its affiliates;
   [BULLET] involve investment risks, including possible loss of the principal amount invested.

Bank Boston companies serve as investment adviser, custodian and shareholder servicing agent for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of Bank Boston or any of its affiliates.

[1784 FUNDS LOGO]

                         SOUND CHOICES. STRAIGHT TALK.
                        INVESTMENT MANAGEMENT STRENGTH.

1784 FUNDS                                                    NOVEMBER 30, 1996

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
[PHOTO OF ALLEN CROESSMANN, MANAGING DIRECTOR AND ROBERT NESHER, PRESIDENT]

THE 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND CONTINUED TO DELIVER A COMPETITIVE RETURN WHILE PROVIDING LIQUIDITY AND A HIGH LEVEL OF STABILITY. THE FUND'S TOTAL RETURN OF 5.19% COMPARES FAVORABLY WITH THE IBC GOVERNMENT-ONLY INSTITUTIONAL-ONLY AVERAGE OF 5.11% FOR THE 12 MONTHS ENDED NOVEMBER 30, 1996. THE FUND'S YIELD WAS ALSO 5.19%.+

IN ADDITION, THE FUND MAINTAINED ITS STANDARD & POOR'S (S&P) "AAAM" RATING. THIS RATING IS BASED ON S&P'S ANALYSIS OF THE FUND'S CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. THE RATING SIGNIFIES EXCELLENT SAFETY OF INVESTED PRINCIPAL AND A SUPERIOR CAPACITY TO MAINTAIN A $1 PER SHARE NET ASSET VALUE AT ALL TIMES, AND IS ACCOMPLISHED THROUGH CONSERVATIVE INVESTMENT PRACTICES AND STRICT INTERNAL CONTROLS.

WITH FURTHER REDUCTIONS IN INTEREST RATES LIKELY IN THE COMING MONTHS, MONEY MARKET INVESTORS MAY SEE YIELDS DECLINE. WHILE THE FUND WILL STRIVE TO MAXIMIZE HE PRODUCTIVITY OF YOUR INVESTMENT, IT WILL NOT COMPROMISE CREDIT STANDARDS OR STABILITY TO DO SO.

PLEASE CALL 1-800-252-1784 WITH ANY QUESTIONS ABOUT YOUR ACCOUNT, OR FOR INFORMATION ON OTHER FUNDS IN THE 1784 FUNDS FAMILY. OUR PHONE HOURS HAVE BEEN EXTENDED TO 8 A.M. TO 8 P.M., MONDAY THROUGH FRIDAY, AND 9 A.M. TO 4 P.M., SATURDAY AND SUNDAY. THANK YOU FOR SELECTING THE 1784 FUNDS TO MANAGE YOUR INVESTMENT.

SINCERELY,

/S/ SIGNATURE

Robert Nesher
President
1784 Funds

/S/ SIGNATURE

Allen Croessmann
Managing Director, Investment Services
The First National Bank of Boston

+PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY
 FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

NOVEMBER 30, 1996

INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
[PHOTO OF EDWARD G. RILEY, JR., CHIEF INVESTMENT OFFICER]

Slow to moderate economic growth and continued low inflation combined to hold long-term interest rates down and stabilize short-term interest rates during the past six months.
     Signs of accelerating economic growth sparked fears of inflation and pushed market interest rates temporarily upward last spring. In effect, the bond market demonstrated that, to some extent, it has become a self-correcting force in the economy. Since then, the Fed has held short-term interest rates at the same level and long-term interest rates have declined to about where they were at the beginning of 1996.
     Several factors explain the economy's current 2.5% modest annual growth rate. Perhaps the most obvious is the age of this economic expansion, which has lasted for nearly six years. During the early part of the typical economic recovery, pent-up demand for consumer goods, especially durable goods like appliances and autos, fuels the growth in sales and profits that result in expansion. Later, as demand is fulfilled, the pace of growth slows--as it has in this situation.
     But other forces are at work, too. For one thing, higher interest rates last spring curbed the mortgage refinancing trend that had cut monthly payments and put additional spendable cash in consumer pockets. As a result, demand declined further. Consumer debt (and bankruptcies) are rising. And the maturing generation of Baby Boomers is increasingly focused on investing for college costs and retirement, which means consumption is declining, further dampening demand.
     While these factors have tempered economic growth, they have also helped to keep inflation at exceptionally low levels. This combination of positive, sustainable growth coupled with modest inflation--resulting in low interest rates--has provided very potent fuel for the stock market, but has tended to depress returns for money market investors.
     For investors maintaining reserves in money market funds, restraint on the part of the Federal Reserve resulted in a very stable short-term interest rate market for the past six months, with the Federal Funds Rate remaining at 5.25% for the period.

                              1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

This stability, coupled with growing concern about the soaring stock market, has resulted in a substantial flow of new money in to short-term investments and small CDs. Given the continued slow pace of economic growth, we expect the Fed to reduce interest rates in the year ahead.
     In conclusion, we foresee a relatively favorable environment for stocks and bonds in the coming months and continued modest returns for money market investors.


/S/ SIGNATURE

Edward G. Riley, Jr.
Chief Investment Officer
The First National Bank of Boston

NOVEMBER 30, 1996

STATEMENT OF NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 43.7%
   U.S. Treasury STRIPS (B)
       0.000%, 05/15/97         $    9,000  $    8,783
   U.S. Treasury Bills (B)
       0.000%, 12/05/96            169,990     169,892
       0.000%, 12/12/96            100,000      99,845
       0.000%, 12/19/96             90,000      89,771
       0.000%, 01/02/97             40,000      39,824
       0.000%, 01/23/97             16,500      16,376
       0.000%, 01/30/97             24,000      23,796
       0.000%, 02/06/97              3,000       2,973
       0.000%, 02/13/97             15,000      14,843
       0.000%, 02/27/97             25,000      24,693
       0.000%, 03/06/97              9,200       9,070
       0.000%, 04/03/97             23,000      22,600
       0.000%, 05/01/97             17,000      16,622
       0.000%, 05/08/97             16,000      15,644
       0.000%, 06/26/97             18,000      17,420
       0.000%, 07/24/97             12,500      12,069
       0.000%, 08/21/97             11,610      11,148
       0.000%, 09/18/97             23,000      22,031
       0.000%, 10/16/97             20,000      19,070
       0.000%, 11/13/97              5,000       4,753
       0.000%, 11/13/97             22,500      21,387
   U.S. Treasury Notes
       8.000%, 01/15/97              3,833       3,844
       7.500%, 01/31/97             34,497      34,610
       4.750%, 02/15/97             28,831      28,783
       6.875%, 02/28/97             34,497      34,615
       6.625%, 03/31/97             26,831      26,940
       6.500%, 04/30/97             26,831      26,958
       6.500%, 05/15/97             19,185      19,268
       5.875%, 07/31/97             49,829      49,979
                                         -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $887,607)                             887,607
                                         -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.9%
   Federal Farm Credit Bank (A)
       5.320%, 06/26/97              8,000       8,000
   Federal Home Loan Bank
       4.860%, 02/07/97              1,000         999
       7.650%, 03/25/97              1,145       1,153
   Federal Home Loan Bank Discount Notes
       5.210%, 12/19/96             40,000      39,896
       5.170%, 01/16/97             20,000      19,867
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation Discount Note
       5.180%, 12/05/96         $   63,680 $    63,643
   Federal Mortgage Corporation
      Discount Note
       5.421%, 12/02/96             40,000      39,994
   Federal National Mortgage
      Association (A)
       5.360%, 08/22/97              2,000       1,999
       5.360%, 11/14/97              9,000       8,996
       5.530%, 12/14/98              2,000       1,996
   Federal National Mortgage
      Association Discount Notes
       5.180%, 12/02/96             30,000      29,995
       5.200%, 12/05/96             15,000      14,991
   Student Loan Marketing
      Association (A)
       5.340%, 11/10/97             24,000      23,989
       5.330%, 11/24/97             17,500      17,499
       5.510%, 01/21/98              3,000       3,006
       5.360%, 02/17/98              2,500       2,500
       5.350%, 08/20/98              2,500       2,497
       5.350%, 11/10/98             11,000      10,989
       5.360%, 02/22/99                500         500
   Tennessee Valley Authority
       6.000%, 01/15/97             10,825      10,830
                                         -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $303,339)                             303,339
                                         -------------

REPURCHASE AGREEMENTS -- 41.3%
   Dean Witter
      5.35%, dated 11/27/96, matures
      12/02/96, repurchase price $122,090,653
      (collateralized by various U.S.
      Treasury Bills ranging in par value
      $6,110,000-$14,729,000, 0.00%,
      01/09/97-01/23/97; U.S. Treasury Notes
      ranging in par value $1,208,000-
      $7,059,000, 6.00%-7.875%, 05/15/97-
      11/15/04; U.S. Treasury Bond par
      value $100,298,000, 8.125%,
      05/15/21: total market value
      $124,435,649)                122,000     122,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   First Boston
      5.35%, dated 11/27/96, matures
      12/02/96, repurchase price
      $28,020,806 (collateralized by
      various U.S. Treasury Notes
      ranging in par value
      $28,770,000-$50,000,000,
      7.050%-11.125%, 11/15/01-
      11/15/09: total market value
      $226,440,000)               $222,000    $222,000
   Goldman Sachs
      5.30%, dated 11/27/96, matures
      12/02/96, repurchase price
      $122,089,806 (collateralized
      by U.S. Treasury Note par value
      $136,459,000, 8.75%, 08/15/00:
      total market value
      $124,435,778)                122,000     122,000
   Greenwich Capital
      5.70%, dated 11/29/96, matures
      12/02/96, repurchase price
      $40,586,269 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $545,000-
      $148,507,000, 6.25%-8.00%,
      03/31/01-05/21/01: total market
      value $41,369,452)            40,566      40,567
   J.P. Morgan
      5.36%, dated 11/27/96, matures
      12/02/96, repurchase price
      $172,128,044 (collateralized by
      various U.S. Treasury Bills ranging
      in par value $33,000-$13,950,000,
      12/05/96-11/13/97: total market
      value $175,443,001)          172,000     172,000
   Lehman Brothers
      5.30%, dated 11/27/96, matures
      12/02/96, repurchase price
      $122,089,806 (collateralized
      by various U.S. Treasury Notes
      ranging in par value $35,000-
      $83,468,000, 5.50%-8.875%,
      02/29/00-09/30/00: total market
      value $124,408,479)          122,000     122,000
-------------------------------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------------------------------
   Prudential Securities
      5.66%, dated 11/29/96, matures
      12/02/96, repurchase price
      $38,264,039 (collateralized by
      U.S. Treasury Bill par value
      $5,895,000, 08/15/15; various
      U.S. Treasury Notes ranging in
      par value $1,792,000-$23,105,000,
      5.125%-8.50%, 05/15/97-06/30/01;
      various U.S. Treasury Bonds ranging
      in par value $3,000,000-$5,604,000,
      8.00%-13.75%, 08/15/04-11/15/21;
      various U.S. Treasury Interest &
      Principal STRIPS ranging in par
      value $5,895,000-$22,425,000,
      04/17/97-05/15/98: total
      market value $45,777,716)    $38,246  $   38,246
                                         -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $838,813)                             838,813
                                         -------------
TOTAL INVESTMENTS -- 99.9%
   (Cost $2,029,759)                         2,029,759
                                         -------------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1%                                     824
                                         -------------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 2,030,454,267
   outstanding shares of
   beneficial interest                       2,030,454
Accumulated net realized gain
   on investments                                   98
Undistributed net investment income                 31
                                         -------------
TOTAL NET ASSETS -- 100.0%                  $2,030,583
                                         =============

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1996.
(B) ZERO COUPON SECURITY
STRIPS--SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL
        OF SECURITIES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1996

STATEMENT OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
                                                          1784 INSTITUTIONAL
                                                             U.S. TREASURY
                                                           MONEY MARKET FUND
                                                          ===================
INTEREST INCOME:                                               $23,383
                                                              --------
EXPENSES:
  INVESTMENT ADVISORY FEES                                         873
  WAIVER OF INVESTMENT ADVISORY FEES                              (220)
  ADMINISTRATOR FEES                                               463
  REGISTRATION FEES                                                 38
  TRANSFER AGENT FEES & EXPENSES                                    68
  PROFESSIONAL FEES                                                 52
  FUND ACCOUNTING FEES                                              16
  PRINTING                                                          13
  CUSTODIAN FEES                                                    28
  AMORTIZATION OF DEFERRED ORGANIZATIONAL COSTS                      7
  TRUSTEE FEES                                                       9
  OTHER EXPENSES                                                    24
                                                              --------
      TOTAL EXPENSES, NET OF WAIVERS                             1,371
                                                              --------
  NET INVESTMENT INCOME                                         22,012
                                                              --------
  NET REALIZED LOSS ON INVESTMENTS                                 (17)
                                                              --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $21,995
                                                              ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS (000) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      1784 INSTITUTIONAL
                                                                         U.S. TREASURY
                                                                       MONEY MARKET FUND
                                                                 ============================
                                                                   6/1/96            6/1/95
                                                                     TO                TO
                                                                  11/30/96           5/31/96
                                                                ----------         -----------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                          $  22,012          $   27,365
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                              (17)                130
                                                                ----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              21,995              27,495
                                                                ----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                            (21,981)            (27,365)
  REALIZED CAPITAL GAINS                                                --                  --
                                                                ----------         -----------
      TOTAL DISTRIBUTIONS                                          (21,981)            (27,365)
                                                                ----------         -----------

SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED IN REORGANIZATION                  1,047,876                  --
  PROCEEDS FROM SHARES ISSUED                                    1,215,780           3,313,925
  REINVESTMENT OF CASH DISTRIBUTIONS                                12,066              14,121
  COST OF SHARES REDEEMED                                         (889,886)         (3,079,028)
                                                                ----------         -----------
    INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS               1,385,836             249,018
                                                                ----------         -----------
TOTAL INCREASE IN NET ASSETS                                     1,385,850             249,148
                                                                ==========         ===========

NET ASSETS:
  BEGINNING OF PERIOD                                              644,733             395,585
                                                                ----------         -----------

NET ASSETS:
  END OF PERIOD                                                 $2,030,583         $   644,733
                                                                ==========         ===========
CAPITAL SHARES TRANSACTIONS:
  SHARES ISSUED IN REORGANIZATION                                1,047,876                  --
  SHARES ISSUED                                                  1,215,780           3,313,925
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                       12,066              14,121
  SHARES REDEEMED                                                 (889,886)         (3,079,028)
                                                                ----------         -----------
NET INCREASE IN CAPITAL SHARE TRANSACTIONS                       1,385,836             249,018
                                                                ==========         ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                RATIO      RATIO OF
                          NET                               NET               NET                   RATIO    OF EXPENSES  NET INCOME
                         ASSET              DISTRIBUTIONS  ASSET            ASSETS      RATIO       OF NET    TO AVERAGE  TO AVERAGE
                         VALUE       NET      FROM NET     VALUE              END    OF EXPENSES    INCOME    NET ASSETS  NET ASSETS
                       BEGINNING INVESTMENT  INVESTMENT     END     TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                       OF PERIOD   INCOME      INCOME    OF PERIOD  RETURN   (000)    NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
1784 INSTITUTIONAL
U.S. TREASURY
MONEY MARKET FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1996+  $1.00      0.03       (0.03)      $1.00     2.54%* $2,030,583   0.31%       5.03%      0.36%       4.98%
  FOR THE YEAR ENDED
    MAY 31, 1996        $1.00      0.05       (0.05)      $1.00     5.45%    $644,733   0.32%       5.29%      0.39%       5.22%
  FOR THE YEAR ENDED
    MAY 31, 1995        $1.00      0.05       (0.05)      $1.00     5.05%    $395,585   0.30%       5.12%      0.41%       5.01%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)    $1.00      0.03       (0.03)      $1.00     2.99%*   $181,568   0.22%       3.16%      0.55%       2.83%
-----------------------------------------------------------------------------------------------------------------------------------

+   ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1996 (UNAUDITED) HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993.
    ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOVEMBER 30, 1996             1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

The 1784 Institutional U.S. Treasury Money Market Fund is a portfolio of the 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is presently offering shares in 15 separate portfolios (the "Funds"):

MONEY MARKET FUNDS:
1784 U.S. TREASURY MONEY MARKET FUND
1784 TAX-FREE MONEY MARKET FUND
1784 PRIME MONEY MARKET FUND
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

BOND FUNDS:
1784 SHORT-TERM INCOME FUND
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
1784 INCOME FUND
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
1784 CONNECTICUT TAX-EXEMPT INCOME FUND
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
1784 ASSET ALLOCATION FUND
1784 GROWTH AND INCOME FUND
1784 GROWTH FUND
1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The financial statements of the 1784 Institutional U.S. Treasury Money Market Fund are included herein. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which requires the use of estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the 1784 Institutional U.S. Treasury Money Market Fund (the "Fund").

SECURITY VALUATION --
Investment securities of the Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
Securities pledged as collateral for Repurchase Agreements are held by the Fund's custodian bank until maturity of the

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            (CONTINUED)
--------------------------------------------------------------------------------

Repurchase Agreements. Provisions of the Repurchase Agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. At November 30, 1996, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

ORGANIZATION COSTS --
These costs have been deferred in the account of the Fund and are being amortized on a straight line basis over a period of sixty months commencing with the commencement of operations. If any or all of the shares representing initial capital of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.


3. INVESTMENT ADVISORY, CUSTODIAL AND ACCOUNTING SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by The First National Bank of Boston (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.20% of the average daily net assets of the Fund. Such fee is computed daily and paid monthly.
     The Trust and The First National Bank of Boston (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% for the next $800 million in average daily net assets. In its capacity as custodian to the Trust,

1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Fund.
     Under a separate agreement, The First National Bank of Boston provided certain accounting services for the Trust for the period of June 1, 1996 through September 15, 1996. For such services during this period, The First National Bank of Boston received a fee of $10,000. Effective September 16, 1996, SEI Fund Resources ("SEI") began providing accounting services for the Trust as a part of the administration agreement (see Footnote 4).
     The First National Bank of Boston voluntarily waives a portion of its advisory fees. In addition, the The First National Bank of Boston reimburses certain other expenses incurred by the Fund in order to help the Fund maintain a competitive expense ratio.


4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated June 7, 1993, SEI acts as the Trust's Administrator. Under the terms of such agreement, SEI is entitled to receive an annual fee of 0.15% of the Trust's first $300 million of average daily net assets, 0.12% of the Trust's second $300 million of average daily net assets and 0.10% of the Trust's average daily net assets over $600 million. Such fee is computed daily and paid monthly.
     SEI Financial Services Company ("SFS"), a wholly owned subsidiary of SEI, acts as the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993, as amended October 27, 1995. SFS is paid no fees by the Trust.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Fund has paid legal fees to a law firm of which the Secretary of the Trust is member.


5. LINE OF CREDIT

The Fund has a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Fund, which may not exceed 10% of the Fund's total assets. No borrowings were outstanding at November 30, 1996.


6. ACQUISITION OF BAYFUNDS
On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996 the Board of Trustees of BayFunds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the portfolios of BayFunds in exchange for the issuance of shares in certain Funds in tax-free reorganizations (except in the case of the Reorganization of BayFunds U.S. Treasury Money Market Portfolio with the 1784 U.S. Treasury Money Market Fund and the 1784 Institutional U.S. Treasury Money Market Fund which did not qualify for tax-free treatment). At a special meeting of the shareholders held on November 6, 1996, the shareholders of

NOVEMBER 30, 1996

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                            (CONCLUDED)
--------------------------------------------------------------------------------
BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on November 25, 1996 substantially all of the assets and liabilities of the BayFunds U.S. Treasury Money Market Portfolio, BayFunds Equity Portfolio, BayFunds Short Term Yield Portfolio and BayFunds Bond Portfolio were transferred to certain Funds in exchange for shares of such Fund. In addition, all of the assets and liabilities of the BayFunds Money Market Portfolio were transferred to the newly-organized 1784 Prime Money Market Fund. The details of these reorganizations as they relate to the Funds are described below.
     The following table summarizes certain relevant information of the Funds prior to and immediately after the reorganizations on November 25, 1996 and December 9, 1996. The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on November 25, 1996 and December 9, 1996.

                                                                                                            COMBINED
                                                                                             SHARES        NET ASSETS
                        SHARES        NET ASSETS                                            ISSUED IN         AFTER          NAV
BAYFUNDS              AT 11/22/96    AT 11/22/96                  1784 FUNDS             REORGANIZATION  REORGANIZATION   PER SHARE
===================================================================================================================================
U.S. TREASURY MONEY MARKET PORTFOLIO
 INSTITUTIONAL SHARES 1,047,875,735 1,047,875,735  INSTITUTIONAL U.S. TREASURY MONEY MARKET  1,047,875,735 2,061,477,418   1.00
 INVESTMENT SHARES      320,109,970   320,109,970         U.S. TREASURY MONEY MARKET           320,109,970   424,383,927   1.00
EQUITY PORTFOLIO
 INSTITUTIONAL SHARES     6,084,433    90,308,716                  GROWTH                        7,697,195   232,770,598   11.73
 INVESTMENT SHARES        2,652,009    39,367,199                  GROWTH                        3,355,364   232,770,598   11.73
SHORT TERM YIELD PORTFOLIO
 INSTITUTIONAL SHARES     3,061,193    28,076,910             SHORT-TERM INCOME                  2,783,999   142,633,338   10.09
 INVESTMENT SHARES        1,694,530    15,543,024             SHORT-TERM INCOME                  1,541,097   142,633,338   10.09
BOND PORTFOLIO
 INSTITUTIONAL SHARES     4,543,688    45,727,982                  INCOME                        4,474,157   306,880,031   10.22
 INVESTMENT SHARES          547,758     5,512,661                  INCOME                          539,376   306,880,031   10.22


                                                                                                            COMBINED
                                                                                             SHARES        NET ASSETS
                        SHARES        NET ASSETS                                            ISSUED IN         AFTER          NAV
BAYFUNDS              AT 12/6/96     AT 12/6/96                   1784 FUNDS             REORGANIZATION  REORGANIZATION   PER SHARE
===================================================================================================================================

MONEY MARKET
 TRUST SHARES            94,945,689    94,945,452            PRIME MONEY MARKET                 --           139,535,948    1.00
 INVESTMENT SHARES       44,590,608    44,590,496            PRIME MONEY MARKET                 --           139,535,948    1.00

The acquired unrealized appreciation at November 25, 1996 of the BayFund Equity, Short Term Yield and Bond Portfolios were $43,352,830, $81,551 and $311,988, respectively.

                              1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENT
Pursuant to an administration agreement dated December 1, 1996 SEI is entitled to receive an annual fee of 0.085% of the Trust's first 5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over 5 billion. Such fee is computed daily and paid monthly.

                               1784 INSTITUTIONAL
                                  U.S. TREASURY
                                MONEY MARKET FUND
                               ------------------
                                NOVEMBER 30, 1996

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
The First National Bank of Boston
Boston, MA 02110

ADMINISTRATOR
SEI Fund Resources
Wayne, PA 19087

DISTRIBUTOR
SEI Financial Services Company
Wayne, PA 19087

LEGAL COUNSEL
Bingham, Dana & Gould LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Boston, MA 02109

CUSTODIAN
The First National Bank of Boston
Boston, MA 02110

                 FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
                              CALL 1-800-252-1784.

                               [1784 FUNDS LOGO]

                         SOUND CHOICES. STRAIGHT TALK.
                        INVESTMENT MANAGEMENT STRENGTH.

 THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE FOR THE GENERAL
  INFORMATION OF THE SHAREHOLDERS OF THE FUND NAMED ABOVE. THIS REPORT IS NOT
    AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
                ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.

                                                                    BKB-F-031-03